UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-08257

GE INSTITUTIONAL FUNDS

(Exact name of registrant as specified in charter)

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Address of principal executive offices) (Zip code)

GE ASSET MANAGEMENT, INC.

3001 SUMMER STREET, STAMFORD, CONNECTICUT 06905

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-242-0134

Date of fiscal year end: 09/30

Date of reporting period: 12/31/10

Item 1.	Schedule of Investments

GE Institutional International Equity

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—96.9% †	Number of Shares	Fair Value
Australia—2.3%
Brambles Ltd.	2,534,068	$18,494,534
Lynas Corporation Ltd.	9,705,168	20,493,465	(a)
Paladin Energy Ltd.	4,891,309	24,718,217	(a)
		63,706,216
Brazil—3.1%
Banco Santander Brasil S.A.	2,274,100	30,892,142
Petroleo Brasileiro S.A. ADR	918,539	31,386,478	(h)
Vale S.A. ADR	845,592	25,553,790	(a,h)
		87,832,410
Canada—4.4%
Kinross Gold Corp.	425,705	8,101,526
Potash Corporation of Saskatchewan Inc.	407,027	63,267,066
Research In Motion Ltd.	502,847	29,386,932	(a)
Suncor Energy Inc.	591,892	22,802,421
		123,557,945
Chile—0.3%
Sociedad Quimica y Minera de Chile S.A. ADR	160,740	9,390,431	(h)

China—1.9%
Baidu Inc. ADR	213,168	20,577,107	(a,h)
Bank of China Ltd.	25,682,775	13,578,719
CSR Corp Ltd.	14,017,199	18,428,380
		52,584,206
Denmark—0.6%
AP Moller—Maersk A/S	1,894	17,222,056

France—11.5%
AXA S.A.	1,507,411	25,177,242
BNP Paribas	841,713	53,761,247	(h)
Cap Gemini S.A.	449,547	21,065,938
Cie Generale d'Optique Essilor International S.A.	695,206	44,930,614
Credit Agricole S.A.	869,138	11,081,595
European Aeronautic Defence and Space Company N.V.	948,466	22,190,923
Safran S.A.	688,557	24,478,956
Schneider Electric S.A.	316,728	47,589,550
Total S.A.	564,808	30,043,543
Veolia Environnement S.A.	696,133	20,424,344
Vinci S.A.	353,720	19,304,016
		320,047,968
Germany—11.7%
Adidas AG	317,801	20,844,065
Bayer AG	329,970	24,479,735
Daimler AG	502,161	34,175,506
Deutsche Boerse AG	534,807	37,164,985
Linde AG	361,960	55,138,486
Metro AG	567,214	40,999,791
SAP AG	400,067	20,448,658
Siemens AG	595,138	74,012,407
ThyssenKrupp AG	486,339	20,216,116
		327,479,749

Hong Kong—1.7%
AIA Group Ltd.	4,411,996	12,401,139	(a)
Esprit Holdings Ltd.	2,143,997	10,177,135
Hutchison Whampoa Ltd.	2,522,091	26,020,170
		48,598,444

India—1.2%
Larsen & Toubro Ltd.	594,652	26,304,856
Power Grid Corporation of India Ltd.	3,838,434	8,438,288
		34,743,144

Ireland—0.6%
CRH PLC	792,770	16,644,420

Italy—1.3%
ENI S.p.A.	483,874	10,606,973
UniCredit S.p.A.	12,654,881	26,280,652
		36,887,625

Japan—14.5%
Daikin Industries Ltd.	489,600	17,385,463
FANUC Corp.	156,500	24,062,080
Mitsubishi Corp.	905,000	24,526,108
Mitsubishi Estate Company Ltd. (REIT)	857,857	15,929,137
Mitsubishi UFJ Financial Group Inc.	5,405,854	29,260,464
Nomura Holdings Inc.	6,127,936	38,911,128
SMC Corp.	131,000	22,467,295
Sony Financial Holdings Inc.	8,494	34,403,292
Sumitomo Metal Industries Ltd.	13,375,188	32,982,401
Sumitomo Realty & Development Company Ltd. (REIT)	559,000	13,364,170
Suzuki Motor Corp.	2,197,575	54,190,864
Taiyo Nippon Sanso Corp.	1,540,782	13,621,117
The Bank of Yokohama Ltd.	3,982,607	20,672,925
Toyota Motor Corp.	668,381	26,535,809
Unicharm Corp.	879,000	35,006,103
		403,318,356

Mexico—0.8%
America Movil SAB de C.V. ADR	389,759	22,348,781	(h)

Netherlands—3.0%
Koninklijke Ahold N.V.	1,201,621	15,920,463
Koninklijke Philips Electronics N.V.	1,515,815	46,608,801
Unilever N.V., CVA	634,556	19,835,036
		82,364,300

Russian Federation—0.5%
Mobile Telesystems OJSC ADR	705,870	14,731,507	(h)

South Africa—0.9%
MTN Group Ltd.	1,263,634	25,674,743

South Korea—1.6%
Samsung Electronics Company Ltd.	51,970	43,457,159

Spain—2.6%
Banco Santander S.A.	4,205,615	44,730,141	(h)
Telefonica S.A.	1,190,814	27,102,223
		71,832,364

Sweden—0.8%
Telefonaktiebolaget LM Ericsson	1,877,299	21,822,727

Switzerland—8.3%
Credit Suisse Group AG	793,882	32,084,041
Nestle S.A.	1,407,876	82,696,289
Novartis AG	539,877	31,827,316
Roche Holding AG	218,662	32,138,927
Syngenta AG	127,691	37,467,534
Zurich Financial Services AG	56,435	14,664,260
		230,878,367

Taiwan—2.9%
Delta Electronics Inc.	5,410,000	26,440,931
Taiwan Semiconductor Manufacturing Company Ltd.	20,450,548	49,799,836
Taiwan Semiconductor Manufacturing Company Ltd. ADR	415,429	5,209,480	(h)
		81,450,247

United Kingdom—20.4%
Autonomy Corporation PLC	714,538	16,836,692	(a)
BG Group PLC	1,847,082	37,478,837
BHP Billiton PLC	1,632,994	65,221,378	(h)
Diageo PLC	648,577	12,033,025
G4S PLC	3,854,556	15,364,827
G4S PLC	1,003,205	4,117,676
HSBC Holdings PLC	6,605,469	67,335,839
Lloyds Banking Group PLC	32,869,254	33,810,387	(a)
National Grid PLC	3,970,966	34,380,820
Prudential PLC	5,098,319	53,321,013
Reckitt Benckiser Group PLC	688,978	38,024,140
Rio Tinto PLC	872,081	61,257,522
Royal Dutch Shell PLC	1,525,084	51,062,014
Tesco PLC	5,453,464	36,287,438	(h)
The Capita Group PLC	1,526,121	16,641,981
Vodafone Group PLC	9,453,873	24,540,828
		567,714,417

Total Common Stock		2,704,287,582
(Cost $2,334,671,518)

Preferred Stock—2.6%
Fresenius SE	287,899	24,745,828
Volkswagen AG	295,318	48,096,749

Total Preferred Stock		72,842,577
(Cost $51,521,053)

Other Investments—0.0%*
GEI Investment Fund		208,868	(k)
(Cost $219,861)

Total Investments in Securities		2,777,339,027
(Cost $2,386,412,432)

Short-Term Investments—3.8%
GE Money Market Fund Institutional Class
0.00%		105,137,319	(d)(k)
(Cost $105,137,319)

Total Investments		2,882,476,346
(Cost $2,491,549,751)

Liabilities in Excess of Other Assets, net—(3.3)%		(92,595,398)

NET ASSETS—100.0%		$2,789,880,948

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
DJ Euro Stoxx 50 Index Futures	March 2011	763	$28,599,475	$(443,286)
FTSE 100 Index Futures	March 2011	278	25,649,338	242,860
Topix Index Futures	March 2011	120	13,256,889	229,963

				$29,537

The Fund was invested in the following sectors at December 31, 2010 (unaudited):

Sector	Percentage (based on Fair Value)
Diversified Financial Services	10.78%
Integrated Oil & Gas	6.36%
Automobile Manufacturers	5.65%
Diversified Metals & Mining	5.10%
Industrial Conglomerates	5.09%
Fertilizers & Agricultural Chemicals	3.82%
Packaged Foods & Meats	3.56%
Life & Health Insurance	3.47%
Semiconductors	3.42%
Pharmaceuticals	3.07%
Wireless Telecommunication Services	3.03%
Steel	2.73%
Household Products	2.53%
Industrial Gases	2.39%
Multi-Utilities	1.90%
Food Retail	1.81%
Communications Equipment	1.78%
Electrical Components & Equipment	1.65%
Aerospace & Defense	1.62%
Industrial Machinery	1.61%
Construction & Engineering	1.58%
Healthcare Supplies	1.56%
Hypermarkets & Super Centers	1.42%
Multi-Line Insurance	1.38%
Investment Banking & Brokerage	1.35%
Application Software	1.29%
Specialized Finance	1.29%
Diversified Capital Markets	1.11%
Diversified Real Estate Activities	1.02%
Integrated Telecommunication Services	0.94%
Electronic Components	0.92%
Coal & Consumable Fuels	0.86%
Healthcare Services	0.86%
Trading Companies & Distributors	0.85%
IT Consulting & Other Services	0.73%
Apparel, Accessories & Luxury Goods	0.72%
Regional Banks	0.72%
Internet Software & Services	0.71%
Security & Alarm Services	0.68%
Construction & Farm Machinery & Heavy Trucks	0.64%
Diversified Support Services	0.64%
Building Products	0.60%
Marine	0.60%

Sector	Percentage (based on Fair Value)
Construction Materials	0.58%
Human Resource & Employment Services	0.58%
Distillers & Vintners	0.42%
Apparel Retail	0.35%
Electric Utilities	0.29%
Gold	0.28%

96.34%

Short-Term and Other Investments	Percentage (based on Fair Value)
Short-Term	3.65%
Other Investments	0.01%

3.66%

100.00%

GE Institutional Premier Growth Equity

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—97.9% †	Number of Shares	Fair Value
Application Software—1.5%
Intuit Inc.	79,714	$3,929,900	(a)

Asset Management & Custody Banks—3.1%
State Street Corp.	180,892	8,382,535	(e)

Biotechnology—4.9%
Amgen Inc.	168,628	9,257,677	(a)
Gilead Sciences Inc.	110,375	3,999,990	(a)
		13,257,667

Cable & Satellite—8.4%
Comcast Corp.	171,694	3,572,952
DIRECTV	249,570	9,965,330	(a)
Liberty Global Inc.	266,738	9,039,751	(a)
		22,578,033

Communications Equipment—8.1%
Cisco Systems Inc.	315,795	6,388,533	(a,h)
QUALCOMM Inc.	248,344	12,290,545
Research In Motion Ltd.	53,961	3,136,753	(a)
		21,815,831

Computer Hardware—3.6%
Apple Inc.	30,006	9,678,735	(a)

Data Processing & Outsourced Services—9.7%
Paychex Inc.	190,090	5,875,682
The Western Union Co.	613,194	11,387,013
Visa Inc.	123,865	8,717,619
		25,980,314

Diversified Support Services—2.3%
Iron Mountain Inc.	248,344	6,211,083

Fertilizers & Agricultural Chemicals—2.7%
Monsanto Co.	103,017	7,174,104

Healthcare Equipment—2.9%
Covidien PLC	171,693	7,839,502

Healthcare Facilities—1.1%
VCA Antech Inc.	128,771	2,999,077	(a)

Healthcare Services—5.9%
Express Scripts Inc.	214,619	11,600,157	(a)
Lincare Holdings Inc.	153,299	4,113,012
		15,713,169

Home Improvement Retail—2.9%
Lowe's companies Inc.	306,597	7,689,453

Home Furnishing Retail—3.4%
Bed Bath & Beyond Inc.	183,958	9,041,536	(a,h)

Hotels, Resorts & Cruise Lines—2.3%
Carnival Corp.	131,837	6,079,004

Industrial Machinery—3.2%
Dover Corp.	147,167	8,601,911

Internet Software & Services—5.5%
Baidu Inc. ADR	72,380	6,986,841	(a)
eBay Inc.	282,069	7,849,980	(a)
		14,836,821

Investment Banking & Brokerage—3.3%
The Goldman Sachs Group Inc.	53,348	8,971,000

Life & Health Insurance—1.4%
Aflac Inc.	66,225	3,737,077

Oil & Gas Equipment & Services—4.8%
Schlumberger Ltd.	153,299	12,800,467

Real Estate Services—2.1%
CB Richard Ellis Group Inc. (REIT)	280,230	5,739,110	(a)

Soft Drinks—3.9%
PepsiCo Inc.	159,430	10,415,562

Specialized Finance—4.2%
CME Group Inc.	34,951	11,245,484

Systems Software—3.1%
Microsoft Corp.	297,400	8,303,408

Wireless Telecommunication Services—3.6%
American Tower Corp.	187,024	9,657,919	(a)

Total Common Stock		262,678,702
(Cost $225,768,028)

Other Investments—0.0%*
GEI Investment Fund		143,302	(k)
(Cost $150,844)

Total Investments in Securities		262,822,004
(Cost $225,918,872)

Short-Term Investments—2.0%
GE Money Market Fund Institutional Class
0.00%		5,327,990	(d,k)
(Cost $5,327,990)

Total Investments		268,149,994
(Cost $231,246,862)

Other Assets and Liabilities, net—0.1%		274,701

NET ASSETS—100.0%		$268,424,695

The Fund had the following short futures contracts open at December 31, 2010 (unaudited)

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
S&P 500 E Mini Index Futures	March 2011	30	$(1,879,500)	$(22,355)

GE Institutional Core Value Equity

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—98.2% †	Number of Shares	Fair Value
Advertising—2.0%
Omnicom Group Inc.	73,990	$3,388,742

Aerospace & Defense—2.3%
Honeywell International Inc.	61,405	3,264,290
Rockwell Collins Inc.	11,861	691,022
		3,955,312

Agricultural Products—1.0%
Archer-Daniels-Midland Co.	54,519	1,639,932

Air Freight & Logistics—0.8%
FedEx Corp.	14,605	1,358,411

Asset Management & Custody Banks—5.3%
Ameriprise Financial Inc.	53,545	3,081,515
Invesco Ltd.	55,979	1,346,855
State Street Corp.	45,757	2,120,379	(e)
The Bank of New York Mellon Corp.	79,354	2,396,491
		8,945,240

Biotechnology—1.9%
Amgen Inc.	24,339	1,336,211	(a,h)
Gilead Sciences Inc.	51,112	1,852,299	(a)
		3,188,510

Coal & Consumable Fuels—0.5%
Peabody Energy Corp.	13,435	859,571

Communications Equipment—1.1%
Cisco Systems Inc.	94,920	1,920,232	(a,h)

Computer Hardware—0.8%
Hewlett-Packard Co.	33,064	1,391,994

Construction & Farm Machinery & Heavy Trucks—1.4%
Deere & Co.	27,868	2,314,437

Consumer Finance—0.7%
American Express Co.	29,208	1,253,607

Data Processing & Outsourced Services—1.6%
The Western Union Co.	149,261	2,771,777

Department Stores—0.5%
Macy’s Inc.	36,371	920,186

Diversified Financial Services—7.4%
Bank of America Corp.	155,866	2,079,252
Citigroup Inc.	299,382	1,416,077	(a)
JPMorgan Chase & Co.	114,878	4,873,125
US BanCorp	28,341	764,357
Wells Fargo & Co.	109,525	3,394,180
		12,526,991

Diversified Metals & Mining—1.1%
Freeport-McMoRan Copper & Gold Inc.	15,024	1,804,232

Drug Retail—0.4%
CVS Caremark Corp.	21,905	761,637

Electric Utilities—2.0%
Edison International	18,498	714,023
Entergy Corp.	12,169	861,930
NextEra Energy Inc.	22,673	1,178,769
Northeast Utilities	22,200	707,736
		3,462,458
Electrical Components & Equipment—0.5%
Cooper Industries PLC	14,603	851,209

Electronic Components—0.7%
Corning Inc.	61,405	1,186,345

Fertilizers & Agricultural Chemicals—0.8%
Potash Corporation of Saskatchewan Inc.	8,975	1,389,599

General Merchandise Stores—0.6%
Target Corp.	16,533	994,129

Gold—0.6%
Barrick Gold Corp.	19,471	1,035,468

Healthcare Distributors—0.5%
Cardinal Health Inc.	21,905	839,181

Healthcare Equipment—2.2%
Becton Dickinson and Co.	6,328	534,843
Covidien PLC	70,530	3,220,400
		3,755,243
Healthcare Services—1.4%
Medco Health Solutions Inc.	11,196	685,979	(a)
Omnicare Inc.	63,767	1,619,044
		2,305,023
Home Improvement Retail—0.8%
Lowe’s companies Inc.	55,737	1,397,884

Home Furnishing Retail—0.3%
Bed Bath & Beyond Inc.	10,710	526,397	(a)

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	7,085	326,689

Household Products—3.6%
Clorox Co.	34,009	2,152,090
The Procter & Gamble Co.	61,405	3,950,184
		6,102,274
Independent Power Producers & Energy Traders—0.6%
Calpine Corp.	39,677	529,291	(a)
The AES Corp.	42,838	521,767	(a)
		1,051,058
Industrial Machinery—0.2%
Eaton Corp.	3,306	335,592

Integrated Oil & Gas—6.7%
Chevron Corp.	53,546	4,886,073
Exxon Mobil Corp.	48,677	3,559,262	(h)
Marathon Oil Corp.	34,074	1,261,760
Suncor Energy Inc.	42,837	1,640,229
		11,347,324

Integrated Telecommunication Services—3.1%
AT&T Inc.	105,333	3,094,684
Verizon Communications Inc.	61,405	2,197,071
		5,291,755

Investment Banking & Brokerage—0.8%
Morgan Stanley	51,958	1,413,777

IT Consulting & Other Services—2.7%
International Business Machines Corp.	31,640	4,643,486	(h)

Life & Health Insurance—3.6%
MetLife Inc.	33,536	1,490,340
Principal Financial Group Inc.	56,681	1,845,533
Prudential Financial Inc.	47,234	2,773,108
		6,108,981

Life Sciences Tools & Services—1.0%
Thermo Fisher Scientific Inc.	29,758	1,647,403	(a)

Movies & Entertainment—4.8%
News Corp.	145,482	2,118,218
The Walt Disney Co.	54,319	2,037,506
Time Warner Inc.	123,754	3,981,166
		8,136,890

Multi-Utilities—1.2%
Dominion Resources Inc.	47,234	2,017,836

Oil & Gas Equipment & Services—2.3%
Halliburton Co.	14,170	578,561
National Oilwell Varco Inc.	12,169	818,365
Schlumberger Ltd.	20,164	1,683,694
Weatherford International Ltd.	34,561	787,991	(a)
		3,868,611
Oil & Gas Exploration & Production—2.5%
Apache Corp.	26,451	3,153,753
Devon Energy Corp.	13,226	1,038,373
		4,192,126

Oil & Gas Storage & Transportation—1.4%
El Paso Corp.	116,827	1,607,540
Spectra Energy Corp.	30,702	767,243
		2,374,783

Packaged Foods & Meats—2.3%
Kraft Foods Inc.	88,328	2,783,215
McCormick & Company Inc.	10,223	475,676
Nestle S.A. ADR	9,735	572,613
		3,831,504

Pharmaceuticals—4.7%
Bristol-Myers Squibb Co.	48,678	1,288,993
Johnson & Johnson	61,405	3,797,899
Novartis AG ADR	20,353	1,199,809
Pfizer Inc.	98,844	1,730,758
		8,017,459

Property & Casualty Insurance—1.1%
ACE Ltd.	31,153	1,939,274

Railroads—1.3%
Union Pacific Corp.	23,145	2,144,616

Reinsurance—0.9%
PartnerRe Ltd.	18,385	1,477,235

Semiconductor Equipment—0.6%
KLA-Tencor Corp.	28,720	1,109,741

Semiconductors—4.0%
Intel Corp.	179,491	3,774,696
Microchip Technology Inc.	21,746	743,931
Texas Instruments Inc.	69,435	2,256,638
		6,775,265

Soft Drinks—1.9%
PepsiCo Inc.	50,068	3,270,942

Steel—1.3%
Allegheny Technologies Inc.	39,205	2,163,332

Systems Software—4.4%
Microsoft Corp.	170,044	4,747,628	(h)
Oracle Corp.	87,384	2,735,119	(h)
		7,482,747

Wireless Telecommunication Services—0.2%
American Tower Corp.	7,789	402,224	(a)

Total Common Stock (Cost $139,481,061)		164,216,671

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	34,624	552,253	(n)
Industrial Select Sector SPDR Fund	62,657	2,186,729	(h,n)

Total Exchange Traded Funds (Cost $2,346,413)		2,738,982

Other Investments—0.0%*
GEI Investment Fund (Cost $21,032)		19,980	(k)

Total Investments in Securities		166,975,633
(Cost $141,848,506)

Short-Term Investments—1.7%
GE Money Market Fund Institutional Class
0.00%		2,827,464	(d,k)
(Cost $2,827,464)

Total Investments		169,803,097
(Cost $144,675,970)

Other Assets and Liabilities, net—0.1%		116,196

NET ASSETS—100.0%		$169,919,293

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 Emini Index Futures	March 2011	19	$1,190,350	$13,741

GE Institutional U.S. Equity

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—96.6% †	Number of Shares	Fair Value
Advertising—1.5%
Omnicom Group Inc.	152,798	$6,998,148

Aerospace & Defense—3.2%
CAE Inc.	207,949	2,408,789
Hexcel Corp.	68,231	1,234,299	(a)
Honeywell International Inc.	132,635	7,050,877
Rockwell Collins Inc.	29,272	1,705,387
United Technologies Corp.	28,303	2,228,012
		14,627,364

Agricultural Products—0.5%
Archer-Daniels-Midland Co.	70,312	2,114,985

Air Freight & Logistics—0.3%
FedEx Corp.	15,818	1,471,232

Asset Management & Custody Banks—4.4%
Ameriprise Financial Inc.	58,001	3,337,958
Invesco Ltd.	198,553	4,777,185
State Street Corp.	199,761	9,256,925	(e)
The Bank of New York Mellon Corp.	85,956	2,595,871
		19,967,939

Automobile Manufacturers—0.1%
O’Reilly Automotive Inc.	9,387	567,163

Biotechnology—4.0%
Amgen Inc.	167,387	9,189,546	(a,h)
Gilead Sciences Inc.	252,301	9,143,388	(a)
		18,332,934

Cable & Satellite—1.0%
DIRECTV	73,681	2,942,082	(a)
Liberty Global Inc.	53,211	1,803,321	(a)
		4,745,403

Coal & Consumable Fuels—0.2%
Peabody Energy Corp.	14,553	931,101

Communications Equipment—4.6%
Cisco Systems Inc.	399,755	8,087,044	(a,h)
QUALCOMM Inc.	229,404	11,353,204
Research In Motion Ltd.	25,029	1,454,936	(a)
		20,895,184

Computer Hardware—2.7%
Apple Inc.	33,849	10,918,333	(a)
Hewlett-Packard Co.	35,815	1,507,812
		12,426,145

Construction & Farm Machinery & Heavy Trucks—1.0%
Cummins Inc.	13,522	1,487,555
Deere & Co.	30,187	2,507,030
Navistar International Corp.	11,641	674,130	(a)
		4,668,715

Consumer Finance—0.6%
American Express Co.	31,638	1,357,903
Capital One Financial Corp.	28,086	1,195,340
		2,553,243

Data Processing & Outsourced Services—3.0%
The Western Union Co.	382,135	7,096,247
Visa Inc.	93,785	6,600,588
		13,696,835

Department Stores—0.2%
Macy’s Inc.	39,397	996,744

Diversified Financial Services—4.8%
Bank of America Corp.	350,256	4,672,415
Citigroup Inc.	417,873	1,976,539	(a)
JPMorgan Chase & Co.	219,518	9,311,954
US BanCorp	30,699	827,952
Wells Fargo & Co.	165,077	5,115,736
		21,904,596

Diversified Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold Inc.	20,750	2,491,868

Diversified Support Services—0.2%
Iron Mountain Inc.	42,286	1,057,573

Drug Retail—0.2%
CVS Caremark Corp.	23,728	825,023

Electric Utilities—1.2%
Edison International	20,036	773,390
Entergy Corp.	13,182	933,681
ITC Holdings Corp.	11,927	739,235
NextEra Energy Inc.	24,559	1,276,822
Northeast Utilities	56,337	1,796,024
		5,519,152

Electrical Components & Equipment—0.5%
Cooper Industries PLC	37,034	2,158,712

Electronic Components—0.3%
Corning Inc.	66,514	1,285,050

Fertilizers & Agricultural Chemicals—1.8%
Monsanto Co.	78,914	5,495,571
Potash Corporation of Saskatchewan Inc.	13,350	2,066,981
The Mosaic Co.	6,691	510,925
		8,073,477

General Merchandise Stores—1.5%
Target Corp.	113,193	6,806,295

Gold—0.2%
Barrick Gold Corp.	21,090	1,121,566

Healthcare Distributors—0.2%
Cardinal Health Inc.	23,728	909,020

Healthcare Equipment—2.6%
Becton Dickinson and Co.	6,855	579,385
Covidien PLC	179,729	8,206,426
ResMed Inc.	93,794	3,249,024	(a)
		12,034,835

Healthcare Services—2.0%
Express Scripts Inc.	121,569	6,570,804	(a)
Medco Health Solutions Inc.	12,127	743,021	(a)
Omnicare Inc.	69,072	1,753,738
		9,067,563

Home Improvement Retail—1.4%
Lowe’s companies Inc.	254,175	6,374,709

Home Building—0.1%
MDC Holdings Inc.	10,732	308,760

Home Furnishing Retail—0.2%
Bed Bath & Beyond Inc.	20,092	987,522	(a)

Hotels, Resorts & Cruise Lines—0.6%
Carnival Corp.	56,023	2,583,221

Household Products—1.9%
Clorox Co.	36,838	2,331,109
The Procter & Gamble Co.	98,631	6,344,932
		8,676,041

Independent Power Producers & Energy Traders—0.3%
Calpine Corp.	42,978	573,327	(a)
The AES Corp.	80,936	985,800	(a)
		1,559,127

Industrial Gases—1.1%
Praxair Inc.	54,662	5,218,581

Industrial Machinery—0.1%
Eaton Corp.	3,581	363,507

Integrated Oil & Gas—5.8%
Chevron Corp.	58,000	5,292,500
Exxon Mobil Corp.	127,467	9,320,387	(h)
Hess Corp.	20,899	1,599,609
Marathon Oil Corp.	36,909	1,366,740
Occidental Petroleum Corp.	16,996	1,667,308
Suncor Energy Inc.	189,311	7,248,718
		26,495,262

Integrated Telecommunication Services—1.2%
AT&T Inc.	114,097	3,352,170
Verizon Communications Inc.	66,516	2,379,942
		5,732,112

Internet Retail—0.1%
Amazon.com Inc.	2,468	444,240	(a)

Internet Software & Services—2.7%
Baidu Inc. ADR	57,753	5,574,897	(a)
Equinix Inc.	27,755	2,255,371	(a)
Google Inc.	7,511	4,461,309	(a)
		12,291,577

Investment Banking & Brokerage—2.4%
Morgan Stanley	56,281	1,531,406
The Goldman Sachs Group Inc.	55,282	9,296,221
		10,827,627

IT Consulting & Other Services—1.6%
International Business Machines Corp.	50,382	7,394,062

Life & Health Insurance—2.3%
Aflac Inc.	42,817	2,416,163
MetLife Inc.	36,327	1,614,372
Principal Financial Group Inc.	61,397	1,999,086
Prudential Financial Inc.	73,623	4,322,406
		10,352,027

Life Sciences Tools & Services—1.0%
Life Technologies Corp.	28,232	1,566,876	(a)
PerkinElmer Inc.	19,277	497,732
Thermo Fisher Scientific Inc.	57,280	3,171,021	(a)
		5,235,629

Movies & Entertainment—2.1%
News Corp.	157,587	2,294,467
The Walt Disney Co.	58,839	2,207,051
Time Warner Inc.	158,615	5,102,645
		9,604,163

Multi-Line Insurance—0.1%
Hartford Financial Services Group Inc.	9,831	260,423

Multi-Utilities—0.5%
Dominion Resources Inc.	51,165	2,185,769

Oil & Gas Equipment & Services—3.3%
Halliburton Co.	15,349	626,700
National Oilwell Varco Inc.	13,181	886,422
Schlumberger Ltd.	153,888	12,849,648
Weatherford International Ltd.	37,436	853,541	(a)
		15,216,311

Oil & Gas Exploration & Production—1.6%
Apache Corp.	45,511	5,426,277
Devon Energy Corp.	14,326	1,124,734
Southwestern Energy Co.	18,161	679,766	(a)
		7,230,777

Oil & Gas Storage & Transportation—0.7%
El Paso Corp.	177,712	2,445,317
Spectra Energy Corp.	33,257	831,092
		3,276,409

Packaged Foods & Meats—1.2%
Kraft Foods Inc.	133,131	4,194,958
McCormick & Company Inc.	11,073	515,227
Nestle S.A. ADR	10,545	620,257
		5,330,442

Pharmaceuticals—2.5%
Bristol-Myers Squibb Co.	95,707	2,534,321
Hospira Inc.	40,931	2,279,447	(a)
Johnson & Johnson	66,514	4,113,891
Novartis AG ADR	22,049	1,299,789
Pfizer Inc.	107,069	1,874,778
		12,102,226

Property & Casualty Insurance—0.5%
ACE Ltd.	33,745	2,100,626

Railroads—0.9%
Union Pacific Corp.	45,385	4,205,374

Real Estate Services—0.4%
CB Richard Ellis Group Inc. (REIT)	82,946	1,698,734	(a)

Regional Banks—0.1%
Regions Financial Corp.	56,603	396,221

Reinsurance—0.4%
PartnerRe Ltd.	19,983	1,605,634

Security & Alarm Services—0.4%
Corrections Corporation of America	78,280	1,961,697	(a)

Semiconductor Equipment—0.3%
KLA-Tencor Corp.	33,398	1,290,499

Semiconductors—2.5%
Intel Corp.	325,457	6,844,361
Microchip Technology Inc.	23,555	805,817
Texas Instruments Inc.	111,267	3,616,177
		11,266,355

Soft Drinks—2.5%
PepsiCo Inc.	174,857	11,423,408

Specialized Finance—2.0%
CME Group Inc.	27,847	8,959,772

Steel—1.8%
Allegheny Technologies Inc.	147,885	8,160,294

Systems Software—4.6%
Microsoft Corp.	544,178	15,193,450	(h)
Oracle Corp.	184,323	5,769,310
		20,962,760

Wireless Telecommunication Services—2.1%
American Tower Corp.	36,830	1,901,901	(a)
NII Holdings Inc.	173,939	7,768,116	(a)
		9,670,017

Total Common Stock		441,999,780
(Cost $375,232,889)

Exchange Traded Funds—1.6%
Financial Select Sector SPDR Fund	94,212	1,502,681	(n)
Industrial Select Sector SPDR Fund	168,125	5,867,563	(n)

Total Exchange Traded Funds		7,370,244
(Cost $8,272,491)

Other Investments—0.0%*
GEI Investment Fund		74,417	(k)
(Cost $78,333)

Total Investments in Securities		449,444,441
(Cost $383,583,713)

Short-Term Investments—1.8%
GE Money Market Fund Institutional Class 0.00%	8,059,862	(d,k)
(Cost $8,059,862)

Total Investments	457,504,303
(Cost $391,643,575)

Other Assets and Liabilities, net—0.0% *	162,298

NET ASSETS—100.0%	$457,666,601

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 E Mini Index Futures	March 2011	61	$3,821,650	$47,237

GE Institutional S&P 500 Index

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—102.9% †	Number of Shares	Fair Value
Advertising—0.2%
Omnicom Group Inc.	1,800	$82,440
The Interpublic Group of companies Inc.	3,200	33,984	(a)
		116,424

Aerospace & Defense—2.7%
General Dynamics Corp.	2,300	163,208
Goodrich Corp.	800	70,456
Honeywell International Inc.	4,750	252,510
ITT Corp.	1,100	57,321
L-3 Communications Holdings Inc.	650	45,818
Lockheed Martin Corp.	1,740	121,643
Northrop Grumman Corp.	1,784	115,568
Precision Castparts Corp.	850	118,328
Raytheon Co.	2,300	106,582
Rockwell Collins Inc.	1,000	58,260
The Boeing Co.	4,400	287,144
United Technologies Corp.	5,600	440,832
		1,837,670

Agricultural Products—0.2%
Archer-Daniels-Midland Co.	3,808	114,545

Air Freight & Logistics—1.1%
CH Robinson Worldwide Inc.	1,000	80,190
Expeditors International of Washington Inc.	1,300	70,980
FedEx Corp.	1,900	176,719
United Parcel Service Inc.	6,000	435,480
		763,369

Airlines—0.1%
Southwest Airlines Co.	4,550	59,059

Aluminum—0.1%
Alcoa Inc.	6,084	93,633

Apparel Retail—0.5%
Abercrombie & Fitch Co.	500	28,815
Ltd Brands Inc.	1,526	46,894
Ross Stores Inc.	700	44,275
The Gap Inc.	2,562	56,723
TJX companies Inc.	2,400	106,536
Urban Outfitters Inc.	700	25,067	(a)
		308,310

Apparel, Accessories & Luxury Goods—0.3%
Coach Inc.	1,800	99,558
Polo Ralph Lauren Corp.	400	44,368
VF Corp.	550	47,399
		191,325

Application Software—0.6%
Adobe Systems Inc.	3,100	95,418	(a)
Autodesk Inc.	1,300	49,660	(a)
Citrix Systems Inc.	1,100	75,251	(a)
Compuware Corp.	1,000	11,670	(a)
Intuit Inc.	1,700	83,810	(a)
Salesforce.com Inc.	700	92,400	(a)
		408,209

Asset Management & Custody Banks—1.3%
Ameriprise Financial Inc.	1,460	84,023
Federated Investors Inc.	600	15,702
Franklin Resources Inc.	850	94,528
Invesco Ltd.	2,800	67,368
Janus Capital Group Inc.	1,200	15,564
Legg Mason Inc.	900	32,643
Northern Trust Corp.	1,500	83,115
State Street Corp.	3,000	139,020	(e)
T Rowe Price Group Inc.	1,600	103,264
The Bank of New York Mellon Corp.	7,641	230,758
		865,985

Auto Parts & Equipment—0.2%
Johnson Controls Inc.	4,100	156,620

Automobile Manufacturers—0.6%
Ford Motor Co.	22,714	381,368	(a)
O’Reilly Automotive Inc.	900	54,378
		435,746

Automotive Retail—0.1%
AutoNation Inc.	468	13,198	(a)
AutoZone Inc.	150	40,888	(a)
CarMax Inc.	1,400	44,632	(a)
		98,718

Biotechnology—1.3%
Amgen Inc.	5,776	317,102	(a)
Biogen Idec Inc.	1,500	100,575	(a)
Celgene Corp.	2,900	171,506	(a)
Cephalon Inc.	440	27,157	(a)
Genzyme Corp.	1,600	113,920	(a)
Gilead Sciences Inc.	5,000	181,200	(a)
		911,460

Brewers—0.1%
Molson Coors Brewing Co.	1,000	50,190

Broadcasting—0.3%
CBS Corp.	4,050	77,153
Discovery Communications Inc.	1,700	70,890	(a)
Scripps Networks Interactive Inc.	600	31,050
		179,093

Building Products—0.0%*
Masco Corp.	2,400	30,384

Cable & Satellite—1.1%
Cablevision Systems Corp.	1,400	47,376
Comcast Corp.	17,088	375,423
DIRECTV	5,000	199,650	(a)
Time Warner Cable Inc.	2,199	145,200
		767,649

Casinos & Gaming—0.1%
International Game Technology	2,000	35,380
Wynn Resorts Ltd.	500	51,920
		87,300

Coal & Consumable Fuels—0.3%
Consol Energy Inc.	1,300	63,362
Massey Energy Co.	600	32,190
Peabody Energy Corp.	1,600	102,368
		197,920

Commercial Printing—0.0%*
RR Donnelley & Sons Co.	1,400	24,458

Communications Equipment—2.3%
Cisco Systems Inc.	33,700	681,751	(a,h)
F5 Networks Inc.	500	65,080	(a)
Harris Corp.	800	36,240
JDS Uniphase Corp.	1,450	20,996	(a)
Juniper Networks Inc.	3,100	114,452	(a)
Motorola Inc.	14,361	130,254	(a)
QUALCOMM Inc.	9,800	485,002
Tellabs Inc.	2,600	17,628
		1,551,403

Computer & Electronics Retail—0.2%
Best Buy Company Inc.	2,050	70,295
GameStop Corp.	900	20,592	(a)
RadioShack Corp.	800	14,792
		105,679

Computer Hardware—3.7%
Apple Inc.	5,604	1,807,626	(a)
Dell Inc.	10,200	138,210	(a)
Hewlett-Packard Co.	13,828	582,159
		2,527,995

Computer Storage & Peripherals—0.8%
EMC Corp.	12,462	285,380	(a)
Lexmark International Inc.	500	17,410	(a)
NetApp Inc.	2,200	120,912	(a)
QLogic Corp.	800	13,616	(a)
SanDisk Corp.	1,400	69,804	(a)
Western Digital Corp.	1,300	44,070	(a)
		551,192

Construction & Engineering—0.2%
Fluor Corp.	1,080	71,561
Jacobs Engineering Group Inc.	800	36,680	(a)
Quanta Services Inc.	1,400	27,888	(a)
		136,129

Construction & Farm Machinery & Heavy Trucks—1.2%
Caterpillar Inc.	3,900	365,274
Cummins Inc.	1,200	132,012
Deere & Co.	2,600	215,930
PACCAR Inc.	2,225	127,759
		840,975

Construction Materials—0.1%
Vulcan Materials Co.	800	35,488

Consumer Electronics—0.0%*
Harman International Industries Inc.	400	18,520	(a)

Consumer Finance—0.7%
American Express Co.	6,400	274,688	(h)
Capital One Financial Corp.	2,769	117,849
Discover Financial Services	3,250	60,223
SLM Corp.	3,100	39,029	(a)
		491,789

Data Processing & Outsourced Services—1.2%
Automatic Data Processing Inc.	3,000	138,840
Computer Sciences Corp.	1,000	49,600
Fidelity National Information Services Inc.	1,600	43,824
Fiserv Inc.	900	52,704	(a)
Mastercard Inc.	590	132,225
Paychex Inc.	1,900	58,729
The Western Union Co.	3,950	73,352
Total System Services Inc.	938	14,426
Visa Inc.	3,000	211,140
		774,840

Department Stores—0.4%
JC Penney Company Inc.	1,400	45,234
Kohl's Corp.	1,900	103,246	(a)
Macy's Inc.	2,482	62,795
Nordstrom Inc.	1,100	46,618
Sears Holdings Corp.	289	21,314	(a)
		279,207

Distillers & Vintners—0.1%
Brown-Forman Corp.	625	43,513
Constellation Brands Inc.	1,000	22,150	(a)
		65,663

Distributors—0.1%
Genuine Parts Co.	1,000	51,340

Diversified Chemicals—1.0%
Eastman Chemical Co.	400	33,632
EI du Pont de Nemours & Co.	5,503	274,490
FMC Corp.	400	31,956
PPG Industries Inc.	1,000	84,070
The Dow Chemical Co.	6,994	238,775
		662,923

Diversified Financial Services—5.9%
Bank of America Corp.	61,207	816,501	(h)
Citigroup Inc.	176,613	835,379	(a)
Comerica Inc.	1,150	48,576
JPMorgan Chase & Co.	23,767	1,008,196
US BanCorp	11,606	313,014
Wells Fargo & Co.	32,058	993,477
		4,015,143

Diversified Metals & Mining—0.5%
Freeport-McMoRan Copper & Gold Inc.	2,874	345,139
Titanium Metals Corp.	600	10,308	(a)
		355,447

Diversified REIT—0.1%
Vornado Realty Trust	936	77,997

Diversified Support Services—0.1%
Cintas Corp.	900	25,164
Iron Mountain Inc.	1,200	30,012
		55,176

Drug Retail—0.7%
CVS Caremark Corp.	8,281	287,930
Walgreen Co.	5,600	218,176
		506,106
Education Services—0.1%
Apollo Group Inc.	800	31,592	(a)
DeVry Inc.	400	19,192
		50,784
Electric Utilities—1.8%
Allegheny Energy Inc.	1,100	26,664
American Electric Power Company Inc.	2,940	105,781
Duke Energy Corp.	8,108	144,403
Edison International	1,900	73,340
Entergy Corp.	1,100	77,913
Exelon Corp.	4,050	168,642
FirstEnergy Corp.	1,831	67,784
NextEra Energy Inc.	2,500	129,975
Northeast Utilities	1,000	31,880
Pepco Holdings Inc.	1,500	27,375
Pinnacle West Capital Corp.	700	29,015
PPL Corp.	3,000	78,960
Progress Energy Inc.	1,775	77,177
Southern Co.	5,100	194,973
		1,233,882
Electrical Components & Equipment—0.6%
Emerson Electric Co.	4,600	262,982
Rockwell Automation Inc.	900	64,539
Roper Industries Inc.	600	45,858
		373,379
Electronic Components—0.4%
Amphenol Corp.	1,100	58,058
Corning Inc.	9,400	181,608
		239,666
Electronic Equipment & Instruments—0.0%*
FLIR Systems Inc.	1,000	29,750	(a)

Electronic Manufacturing Services—0.1%
Jabil Circuit Inc.	1,300	26,117
Molex Inc.	850	19,312
		45,429
Environmental & Facilities Services—0.3%
Republic Services Inc.	1,900	56,734
Stericycle Inc.	500	40,460	(a)
Waste Management Inc.	2,870	105,817
		203,011
Fertilizers & Agricultural Chemicals—0.4%
CF Industries Holdings Inc.	450	60,818
Monsanto Co.	3,246	226,051
		286,869
Food Distributors—0.2%
Sysco Corp.	3,600	105,840

Food Retail—0.3%
Safeway Inc.	2,200	49,478
SUPERVALU Inc.	1,389	13,376
The Kroger Co.	3,800	84,968
Whole Foods Market Inc.	900	45,531	(a)
		193,353

Footwear—0.3%
NIKE Inc.	2,300	196,466

Gas Utilities—0.1%
Nicor Inc.	200	9,984
Oneok Inc.	700	38,829
		48,813

General Merchandise Stores—0.5%
Big Lots Inc.	500	15,230	(a)
Family Dollar Stores Inc.	800	39,768
Target Corp.	4,300	258,559
		313,557

Gold—0.3%
Newmont Mining Corp.	3,000	184,290

Healthcare Distributors—0.4%
AmerisourceBergen Corp.	1,688	57,595
Cardinal Health Inc.	2,175	83,324
McKesson Corp.	1,544	108,667
Patterson companies Inc.	500	15,315
		264,901

Healthcare Equipment—1.6%
Baxter International Inc.	3,500	177,170
Becton Dickinson and Co.	1,400	118,328
Boston Scientific Corp.	8,939	67,668	(a)
CareFusion Corp.	1,187	30,506	(a)
CR Bard Inc.	550	50,474
Intuitive Surgical Inc.	240	61,860	(a)
Medtronic Inc.	6,500	241,085
St Jude Medical Inc.	2,000	85,500	(a)
Stryker Corp.	2,100	112,770
Varian Medical Systems Inc.	700	48,496	(a)
Zimmer Holdings Inc.	1,190	63,879	(a)
		1,057,736

Healthcare Facilities—0.0%*
Tenet Healthcare Corp.	2,900	19,401	(a)

Healthcare Services—0.7%
DaVita Inc.	600	41,694	(a)
Express Scripts Inc.	3,200	172,960	(a)
Laboratory Corporation of America Holdings	600	52,752	(a)
Medco Health Solutions Inc.	2,588	158,567	(a)
Quest Diagnostics Inc.	900	48,573
DENTSPLY International Inc.	800	27,336
		501,882

Healthcare Technology—0.1%
Cerner Corp.	400	37,896	(a)

Home Entertainment Software—0.1%
Electronic Arts Inc.	2,200	36,036	(a)

Home Furnishings—0.0%*
Leggett & Platt Inc.	1,000	22,760

Home Improvement Retail—0.8%
Home Depot Inc.	9,900	347,094
Lowe’s companies Inc.	8,500	213,180
		560,274

Home Building—0.1%
DR Horton Inc.	1,800	21,474
Lennar Corp.	1,100	20,625
Pulte Group Inc.	2,087	15,694	(a)
		57,793

Home Furnishing Retail—0.1%
Bed Bath & Beyond Inc.	1,600	78,640	(a)

Hotels, Resorts & Cruise Lines—0.4%
Carnival Corp.	2,600	119,886
Marriott International Inc.	1,811	75,229
Starwood Hotels & Resorts Worldwide Inc.	1,200	72,936
Wyndham Worldwide Corp.	1,027	30,769
		298,820

Household Appliances—0.2%
Stanley Black & Decker Inc.	1,055	70,548
Whirlpool Corp.	471	41,839
		112,387

Household Products—2.3%
Clorox Co.	900	56,952
Colgate-Palmolive Co.	2,900	233,073
Kimberly-Clark Corp.	2,500	157,600
The Procter & Gamble Co.	16,995	1,093,288
		1,540,913

Housewares & Specialties—0.1%
Fortune Brands Inc.	900	54,225
Newell Rubbermaid Inc.	1,815	32,997
		87,222

Human Resource & Employment Services—0.1%
Robert Half International Inc.	1,000	30,600

Hypermarkets & Super Centers—1.2%
Costco Wholesale Corp.	2,600	187,746
Wal-Mart Stores Inc.	11,900	641,767
		829,513

Independent Power Producers & Energy Traders—0.2%
Constellation Energy Group Inc.	1,300	39,819
NRG Energy Inc.	1,700	33,218	(a)
The AES Corp.	3,900	47,502	(a)
		120,539

Industrial Conglomerates—2.6%
General Electric Co.	64,800	1,185,192	(h,l)
Textron Inc.	1,800	42,552
3M Co.	4,360	376,268
Tyco International Ltd.	3,000	124,320
		1,728,332

Industrial Gases—0.5%
Air Products & Chemicals Inc.	1,300	118,235
Airgas Inc.	500	31,230
Praxair Inc.	1,850	176,619

		326,084

Industrial Machinery—1.1%
Danaher Corp.	3,200	150,944
Dover Corp.	1,100	64,295
Eaton Corp.	1,000	101,510
Flowserve Corp.	300	35,766
Illinois Tool Works Inc.	3,000	160,200
Ingersoll-Rand PLC	1,900	89,471
Pall Corp.	700	34,706
Parker Hannifin Corp.	950	81,985
Snap-On Inc.	400	22,632
		741,509

Industrial REIT—0.1%
ProLogis	3,100	44,764

Insurance Brokers—0.3%
AON Corp.	1,900	87,419
Marsh & McLennan companies Inc.	3,200	87,488
		174,907

Integrated Oil & Gas—7.1%
Chevron Corp.	12,214	1,114,527
ConocoPhillips	8,916	607,180
Exxon Mobil Corp.	30,653	2,241,347	(h)
Hess Corp.	1,850	141,599
Marathon Oil Corp.	4,382	162,265
Murphy Oil Corp.	1,200	89,460
Occidental Petroleum Corp.	4,900	480,690
		4,837,068

Integrated Telecommunication Services—2.9%
AT&T Inc.	36,031	1,058,591	(h)
CenturyLink Inc.	1,832	84,583
Frontier Communications Corp.	6,232	60,637
Qwest Communications International Inc.	10,817	82,317
Verizon Communications Inc.	17,266	617,777
Windstream Corp.	2,918	40,677
		1,944,582

Internet Retail—0.9%
Amazon.com Inc.	2,187	393,660	(a)
Expedia Inc.	1,200	30,108
NetFlix Inc.	300	52,710	(a)
priceline.com Inc.	300	119,865	(a)
		596,343

Internet Software & Services—2.0%
Akamai Technologies Inc.	1,100	51,755	(a)
eBay Inc.	7,000	194,810	(a)
Google Inc.	1,531	909,368	(a)
Monster Worldwide Inc.	900	21,267	(a)
VeriSign Inc.	1,100	35,937
Yahoo! Inc.	7,800	129,714	(a)
		1,342,851

Investment Banking & Brokerage—1.3%
E*Trade Financial Corp.	1,020	16,320	(a)
Morgan Stanley	9,200	250,332
The Charles Schwab Corp.	6,000	102,660
The Goldman Sachs Group Inc.	3,126	525,668
		894,980

IT Consulting & Other Services—2.0%
Cognizant Technology Solutions Corp.	1,800	131,922	(a)
International Business Machines Corp.	7,551	1,108,185	(h)
SAIC Inc.	2,000	31,720	(a)
Teradata Corp.	1,100	45,276	(a)
		1,317,103

Leisure Products—0.1%
Hasbro Inc.	850	40,103
Mattel Inc.	2,100	53,403
		93,506

Life & Health Insurance—1.1%
Aflac Inc.	2,800	158,004
Lincoln National Corp.	1,822	50,670
MetLife Inc.	5,521	245,353
Principal Financial Group Inc.	1,900	61,864
Prudential Financial Inc.	2,900	170,259
Torchmark Corp.	500	29,870
Unum Group	1,846	44,710
		760,730

Life Sciences Tools & Services—0.5%
Agilent Technologies Inc.	2,055	85,139	(a)
Life Technologies Corp.	1,085	60,218	(a)
PerkinElmer Inc.	800	20,656
Thermo Fisher Scientific Inc.	2,400	132,864	(a)
Waters Corp.	600	46,626	(a)
		345,503

Managed Healthcare—0.9%
Aetna Inc.	2,400	73,224
CIGNA Corp.	1,600	58,656
Coventry Healthcare Inc.	1,000	26,400	(a)
Humana Inc.	1,000	54,740	(a)
UnitedHealth Group Inc.	6,800	245,548
WellPoint Inc.	2,400	136,464	(a)
		595,032

Metal & Glass Containers—0.1%
Ball Corp.	600	40,830
Owens-Illinois Inc.	1,100	33,770	(a)
		74,600

Motorcycle Manufacturers—0.1%
Harley-Davidson Inc.	1,500	52,005

Movies & Entertainment—1.5%
News Corp.	14,000	203,840
The Walt Disney Co.	11,600	435,116
Time Warner Inc.	6,783	218,209
Viacom Inc.	3,750	148,538
		1,005,703

Multi-Line Insurance—0.4%
American International Group Inc.	831	47,882	(a)
Assurant Inc.	700	26,964
Genworth Financial Inc.	3,200	42,048	(a)
Hartford Financial Services Group Inc.	2,800	74,172
Loews Corp.	1,905	74,124
		265,190

Multi-Sector Holdings—0.1%
Leucadia National Corp.	1,300	37,934

Multi-Utilities—1.3%
Ameren Corp.	1,400	39,466
CenterPoint Energy Inc.	2,600	40,872
CMS Energy Corp.	1,500	27,900
Consolidated Edison Inc.	1,700	84,269
Dominion Resources Inc.	3,600	153,792
DTE Energy Co.	1,100	49,852
Integrys Energy Group Inc.	494	23,964
NiSource Inc.	1,847	32,544
PG&E Corp.	2,400	114,816
Public Service Enterprise Group Inc.	3,100	98,611
SCANA Corp.	700	28,420
Sempra Energy	1,450	76,096
TECO Energy Inc.	1,400	24,920
Wisconsin Energy Corp.	700	41,202
Xcel Energy Inc.	2,715	63,938
		900,662

Office Electronics—0.1%
Xerox Corp.	8,274	95,316

Office REIT—0.1%
Boston Properties Inc.	800	68,880

Office Services & Supplies—0.1%
Avery Dennison Corp.	700	29,638
Pitney Bowes Inc.	1,400	33,852
		63,490

Oil & Gas Drilling—0.2%
Diamond Offshore Drilling Inc.	470	31,429
Helmerich & Payne Inc.	700	33,936
Nabors Industries Ltd.	1,700	39,882	(a)
Rowan companies Inc.	800	27,928	(a)
		133,175

Oil & Gas Equipment & Services—2.0%
Baker Hughes Inc.	2,630	150,357
Cameron International Corp.	1,400	71,022	(a)
FMC Technologies Inc.	700	62,237	(a)
Halliburton Co.	5,545	226,402
National Oilwell Varco Inc.	2,500	168,125
Schlumberger Ltd.	8,314	694,219
		1,372,362

Oil & Gas Exploration & Production—2.1%
Anadarko Petroleum Corp.	2,974	226,500
Apache Corp.	2,362	281,621
Cabot Oil & Gas Corp.	700	26,495
Chesapeake Energy Corp.	4,000	103,640
Denbury Resources Inc.	2,600	49,634	(a)
Devon Energy Corp.	2,678	210,250
EOG Resources Inc.	1,550	141,686
EQT Corp.	900	40,356
Newfield Exploration Company	800	57,688	(a)
Noble Energy Inc.	1,060	91,245
Pioneer Natural Resources Co.	700	60,774
QEP Resources Inc.	1,000	36,310
Range Resources Corp.	1,000	44,980
Southwestern Energy Co.	2,100	78,603	(a)
		1,449,782

Oil & Gas Refining & Marketing—0.2%
Sunoco Inc.	800	32,248
Tesoro Corp.	800	14,832
Valero Energy Corp.	3,400	78,608
		125,688

Oil & Gas Storage & Transportation—0.4%
El Paso Corp.	4,283	58,934
Spectra Energy Corp.	3,954	98,810
The Williams companies Inc.	3,600	88,992
		246,736

Packaged Foods & Meats—1.6%
Campbell Soup Co.	1,200	41,700
ConAgra Foods Inc.	2,600	58,708
Dean Foods Co.	1,200	10,608	(a)
General Mills Inc.	3,900	138,801
HJ Heinz Co.	2,000	98,920
Hormel Foods Corp.	400	20,504
Kellogg Co.	1,600	81,728
Kraft Foods Inc.	10,626	334,825
McCormick & Company Inc.	800	37,224
Mead Johnson Nutrition Co.	1,246	77,564
Sara Lee Corp.	3,806	66,643
The Hershey Co.	1,000	47,150
The JM Smucker Co.	700	45,955
Tyson Foods Inc.	2,000	34,440
		1,094,770

Paper Packaging—0.1%
Bemis Company Inc.	700	22,862
Sealed Air Corp.	1,100	27,995
		50,857

Paper Products—0.1%
International Paper Co.	2,575	70,143
MeadWestvaco Corp.	1,100	28,776
		98,919

Personal Products—0.2%
Avon Products Inc.	2,600	75,556
The Estee Lauder companies Inc.	700	56,490
		132,046

Pharmaceuticals—5.7%
Abbott Laboratories	9,400	450,354	(h)
Allergan Inc.	1,900	130,473
Bristol-Myers Squibb Co.	10,376	274,756
Eli Lilly & Co.	6,200	217,248	(h)
Forest Laboratories Inc.	1,800	57,564	(a)
Hospira Inc.	1,000	55,690	(a)
Johnson & Johnson	16,768	1,037,101	(h)
Merck & Company Inc.	18,775	676,651
Mylan Inc.	2,700	57,051	(a)
Pfizer Inc.	48,992	857,850	(h)
Watson Pharmaceuticals Inc.	700	36,155	(a)
		3,850,893

Property & Casualty Insurance—2.2%
ACE Ltd.	2,100	130,725
Berkshire Hathaway Inc.	10,500	841,155	(a)
Chubb Corp.	1,900	113,316
Cincinnati Financial Corp.	1,038	32,894
The Allstate Corp.	3,300	105,204
The Progressive Corp.	4,000	79,480
The Travelers companies Inc.	2,776	154,651
XL Group Plc	2,000	43,640
		1,501,065

Publishing—0.2%
Gannett Company Inc.	1,600	24,144
Meredith Corp.	300	10,395
The McGraw-Hill companies Inc.	1,900	69,179
The Washington Post Co.	40	17,580
		121,298

Railroads—0.8%
CSX Corp.	2,300	148,603
Norfolk Southern Corp.	2,200	138,204
Union Pacific Corp.	2,990	277,053
		563,860

Real Estate Services—0.1%
CB Richard Ellis Group Inc.	1,800	36,864	(a)

Regional Banks—1.1%
BB&T Corp.	4,300	113,047
Fifth Third Bancorp	4,719	69,275
First Horizon National Corp.	1,560	18,374	(a)
Huntington Bancshares Inc.	4,678	32,138
KeyCorp	5,100	45,135
M&T Bank Corp.	700	60,935
Marshall & Ilsley Corp.	3,498	24,206
PNC Financial Services Group Inc.	3,214	195,154
Regions Financial Corp.	7,873	55,111
SunTrust Banks Inc.	3,100	91,481
Zions Bancorp.	900	21,807
		726,663

Research & Consulting Services—0.1%
Dun & Bradstreet Corp.	300	24,627
Equifax Inc.	800	28,480
		53,107

Residential REIT—0.3%
Apartment Investment & Management Co.	805	20,801
AvalonBay Communities Inc.	545	61,340
Equity Residential	1,700	88,315
		170,456

Restaurants—1.2%
Darden Restaurants Inc.	850	39,474
McDonald's Corp.	6,389	490,420
Starbucks Corp.	4,600	147,798
Yum! Brands Inc.	2,900	142,245
		819,937

Retail REIT—0.3%
Kimco Realty Corp.	2,400	43,296
Simon Property Group Inc.	1,750	174,108
		217,404

Semiconductor Equipment—0.3%
Applied Materials Inc.	8,200	115,210
KLA-Tencor Corp.	1,100	42,504
MEMC Electronic Materials Inc.	1,500	16,890	(a)
Novellus Systems Inc.	500	16,160	(a)
Teradyne Inc.	1,300	18,252	(a)
		209,016

Semiconductors—2.3%
Advanced Micro Devices Inc.	3,700	30,266	(a)
Altera Corp.	1,800	64,044
Analog Devices Inc.	1,900	71,573
Broadcom Corp.	2,700	117,585
First Solar Inc.	380	49,453	(a)
Intel Corp.	33,900	712,917	(h)
Linear Technology Corp.	1,300	44,967
LSI Corp.	4,300	25,757	(a)
Microchip Technology Inc.	1,200	41,052
Micron Technology Inc.	5,600	44,912	(a)
National Semiconductor Corp.	1,600	22,016
NVIDIA Corp.	3,700	56,980	(a)
Texas Instruments Inc.	7,200	234,000
Xilinx Inc.	1,600	46,368
		1,561,890

Soft Drinks—2.5%
Coca-Cola Enterprises Inc.	2,100	52,563
Dr Pepper Snapple Group Inc.	1,400	49,224
PepsiCo Inc.	9,672	631,872
The Coca-Cola Co.	14,200	933,934	(h)
		1,667,593

Specialized Consumer Services—0.0%*
H&R Block Inc.	1,800	21,438

Specialized Finance—0.4%
CME Group Inc.	395	127,091
IntercontinentalExchange Inc.	495	58,979	(a)
Moody’s Corp.	1,300	34,502
NYSE Euronext	1,700	50,966
The NASDAQ OMX Group Inc.	1,000	23,710	(a)
		295,248

Specialized REIT—0.6%
HCP Inc.	2,300	84,617
Healthcare Inc.	800	38,112
Host Hotels & Resorts Inc.	4,157	74,286
Plum Creek Timber Company Inc.	900	33,705
Public Storage	890	90,264
Ventas Inc.	1,000	52,480
Weyerhaeuser Co.	3,130	59,251
		432,715

Specialty Chemicals—0.3%
Ecolab Inc.	1,400	70,588
International Flavors & Fragrances Inc.	500	27,795
Sigma-Aldrich Corp.	700	46,592
The Sherwin-Williams Co.	500	41,875
		186,850

Specialty Stores—0.2%
Staples Inc.	4,450	101,327
Tiffany & Co.	800	49,816
		151,143

Steel—0.4%
AK Steel Holding Corp.	700	11,459
Allegheny Technologies Inc.	600	33,108
Cliffs Natural Resources Inc.	800	62,408
Nucor Corp.	1,900	83,258
United States Steel Corp.	880	51,410
		241,643

Systems Software—3.4%
BMC Software Inc.	1,000	47,140	(a)
CA Inc.	2,350	57,434
McAfee Inc.	1,000	46,310	(a)
Microsoft Corp.	45,800	1,278,736	(h)
Novell Inc.	2,600	15,392	(a)
Oracle Corp.	23,607	738,899
Red Hat Inc.	1,200	54,780	(a)
Symantec Corp.	4,659	77,992	(a)
		2,316,683

Thrifts & Mortgage Finance—0.1%
Hudson City Bancorp Inc.	3,100	39,494
People’s United Financial Inc.	2,500	35,025
		74,519

Tires & Rubber—0.0%*
The Goodyear Tire & Rubber Co.	1,600	18,960	(a)

Tobacco—1.6%
Altria Group Inc.	12,700	312,674	(h)
Lorillard Inc.	916	75,167
Philip Morris International Inc.	11,100	649,683
Reynolds American Inc.	2,000	65,240
		1,102,764

Trading Companies & Distributors—0.1%
Fastenal Co.	800	47,928
WW Grainger Inc.	350	48,338
		96,266

Trucking—0.0%*
Ryder System Inc.	300	15,792

Wireless Telecommunication Services—0.3%
American Tower Corp.	2,500	129,100	(a)
MetroPCS Communications Inc.	1,500	18,945	(a)
Sprint Nextel Corp.	18,301	77,413	(a)
		225,458

Total Common Stock		69,654,415
(Cost $67,450,662)

Other Investments—0.1%

GEI Investment Fund		27,828	(k)
(Cost $29,292)

Total Investments in Securities		69,682,243
(Cost $67,479,954)

Short-Term Investments—2.3%

Short-Term Investments—2.1%
GE Money Market Fund Institutional Class
0.00%		1,446,113	(d,k)

		Principal Amount
U.S. Government—0.2%
U.S.Treasury Bill
0.02%	01/20/11	$75,000	118,998	(d)

Total Short-Term Investments			1,565,111
(Cost $1,565,106)

Total Investments			71,247,354
(Cost $69,045,060)

Liabilities in Excess of Other Assets, net—(5.3)%			(3,558,005)

NET ASSETS—100.0%			$67,689,349

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited)

Description	Expiration date	Number of Contracts	Current Notional Value	Unrealized Appreciation
S&P 500 E Mini Index Futures	March 2011	24	$1,503,600	$30,060

GE Institutional Income Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Bonds and Notes—95.7% †		Principal Amount	Fair Value
U.S. Treasuries—18.1%
U.S. Treasury Bonds
3.88%	08/15/40	$21,553,700	$19,852,984	(h)
U.S. Treasury Notes
0.39%	04/30/12	6,542,300	6,595,227	(d,h)
1.25%	09/30/15	6,774,500	6,572,850	(h)
2.63%	08/15/20	41,371,800	39,222,411	(h)
3.25%	07/31/16	3,103,100	3,266,255
			75,509,727
Agency Mortgage Backed—28.4%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	73,886	76,195	(h)
5.00%	07/01/35 - 08/01/40	5,275,063	5,540,920	(h)
5.00%	07/01/35	35,211	37,479	(h,o)
5.50%	05/01/20 - 01/01/38	1,150,626	1,247,816	(h)
5.50%	05/01/20 - 04/01/39	695,329	744,541	(h,o)
6.00%	06/01/17 - 11/01/37	2,434,829	2,680,579	(h)
6.00%	04/01/17 - 05/01/34	97,178	107,012	(h,o)
6.50%	05/01/29 - 10/01/33	8,718	9,804	(h)
7.00%	06/01/29 - 08/01/36	165,972	188,193	(h)
7.00%	10/01/16 - 07/01/34	21,300	24,025	(h,o)
7.50%	09/01/12 - 09/01/33	9,051	10,246	(h)
7.50%	12/01/30	6,341	7,275	(h,o)
8.00%	11/01/30	38,828	45,451	(h)
8.50%	04/01/30 - 05/01/30	61,382	72,494	(h)
9.00%	12/01/16	2,168	2,443	(h)
9.50%	04/01/21	151	171	(h)
Federal National Mortgage Assoc.
4.00%	05/01/19 -10/01/40	10,305,556	10,276,035	(h)
4.50%	05/01/18 -11/01/40	29,819,179	30,675,242	(h)
5.00%	07/01/20 -11/01/40	9,860,015	10,389,633	(h)
5.32%	03/01/37	6,654	7,034	(i)
5.50%	03/01/14 - 01/01/39	16,803,939	18,056,178	(h)
5.50%	10/01/24	65,654	66,781	(h,i)
5.53%	04/01/37	10,611	11,241	(i)
6.00%	02/01/14 - 08/01/35	4,440,186	4,898,364	(h)
6.50%	07/01/17 - 08/01/36	514,492	573,957	(h)
7.00%	08/01/13 - 02/01/34	97,205	107,625	(h)
7.50%	08/01/13 - 03/01/34	291,111	332,526	(h)
8.00%	12/01/12 - 11/01/33	148,198	170,783	(h)
8.50%	05/01/31	8,582	9,974	(h)
9.00%	04/01/16 - 12/01/22	15,257	16,865	(h)
4.50%	TBA	15,695,000	16,109,442	(c)
5.00%	TBA	1,083,000	1,148,996	(c)
5.50%	TBA	75,000	80,625	(c)
6.00%	TBA	7,361,000	7,997,885	(c)
6.50%	TBA	3,472,000	3,858,260	(c)

Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	440,095	460,150	(h)
5.00%	08/15/33	123,578	132,339	(h)
6.00%	04/15/27 - 09/15/36	598,129	667,583	(h)
6.50%	04/15/19 - 09/15/36	491,031	559,982	(h)
7.00%	03/15/12 - 10/15/36	213,520	240,200	(h)
7.50%	01/15/23 - 10/15/33	94,021	108,841	(h)
8.00%	02/15/30 - 09/15/30	1,681	1,987	(h)
8.50%	10/15/17	8,968	10,089	(h)
9.00%	11/15/16 - 12/15/21	59,184	66,657	(h)
5.50%	TBA	255,000	275,559	(c)
			118,105,477

Agency Collateralized Mortgage Obligations—2.2%
Collateralized Mortgage Obligation Trust (Class B)
2.75%	11/01/18	905	849	(d,f,h,o)
Fannie Mae Whole Loan
0.97%	08/25/43	1,908,255	58,434	(g,p)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	1,696,848	14,838	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	317,977	30,464	(g,p)
5.00%	05/15/38	327,165	335,458	(h)
5.50%	04/15/17	43,074	1,270	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Class YQ)
5.00%	05/15/17	25,977	1,607	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	12,740	2,783	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	260,777	52,998	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	212,510	16,696	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2645) (Class BI)
4.50%	02/15/18	46,424	3,298	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2647) (Class DI)
4.50%	10/15/16	24,382	382	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2656) (Class IU)
5.00%	04/15/28	12,590	6	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2722) (Class PI)
5.00%	06/15/28	28,036	655	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	154,453	13,950	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2781) (Class IC)
5.00%	11/15/17 - 05/15/18	134,905	6,845	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2795) (Class IC)
5.00%	07/15/17	34,256	1,249	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
14.25%	09/15/34	83,286	78,305	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 2990) (Class TS)
6.49%	05/15/35	1,006,180	99,134	(g,p)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	329	357	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IA)
6.15%	05/15/37	1,048,555	163,417	(g,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IB)
6.15%	05/15/37	1,048,555	163,417	(g,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IC)
6.15%	05/15/37	1,048,556	163,417	(g,p)

Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class ID)
6.15%	05/15/37	1,048,555	163,417	(g,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IE)
6.15%	05/15/37	1,526,874	237,963	(g,p)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	11,877	2,529	(g,h,p)
Federal Home Loan Mortgage Corp. STRIPS (Class IO)
5.00%	12/01/34	69,479	13,496	(g,o,p)
Federal Home Loan Mortgage STRIPS
4.39%	08/01/27	2,905	2,408	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	309,295	314,134	(h)
5.00%	02/25/40	360,598	64,896	(g,p)
5.24%	01/25/37	1,542,086	186,424	(g,p)
5.74%	07/25/38 - 12/25/40	3,344,252	467,026	(g,p)
5.79%	11/25/40	2,258,049	376,216	(g,p)
6.07%	03/25/40	2,379,570	348,358	(g,p)
6.14%	12/25/36	1,176,513	140,397	(g,p)
Federal National Mortgage Assoc. REMIC (Class B)
2.52%	12/25/22	798	735	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	395,543	431,216
Federal National Mortgage Assoc. REMIC (Class CS)
7.44%	08/25/16	38,742	679	(g,h,p)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	279,915	271,990
Federal National Mortgage Assoc. REMIC (Series 1992) (Class K)
1008.00%	05/25/22	13	301	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	60,558	4,067	(g,h,p)
7.24%	05/25/18	378,428	44,159	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	99,352	8,275	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	518,144	59,184	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.19%	12/25/42	362,223	15,485	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	30,206	1,068	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.04%	03/25/31	233,877	266,464	(h)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IA)
6.15%	06/25/37	802,553	130,582	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IB)
6.15%	06/25/37	802,553	130,582	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IC)
6.15%	06/25/37	802,553	130,582	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class ID)
6.15%	06/25/37	802,553	130,582	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IE)
6.15%	06/25/37	802,553	130,582	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IF)
6.15%	06/25/37	1,222,314	198,881	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	247,224	249,466	(h)

Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	344,175	58,836	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	501,587	90,938	(g,h,p)
5.00%	03/25/38	405,399	67,128	(g,h,p)
5.50%	12/01/33	122,014	24,606	(g,h,p)
7.50%	11/01/23	66,346	11,482	(g,h,p)
8.00%	08/01/23-07/01/24	25,442	5,770	(g,h,p)
8.50%	03/01/17-07/25/22	2,342	425	(g,h,p)
9.00%	05/25/22	810	159	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 354) (Class 1)
3.56%	11/01/34	138,031	120,802	(d,f,h)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	930,522	168,704	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	695,486	126,092	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	416,130	63,611	(g,h,p)
Government National Mortgage Assoc.
4.50%	05/20/38	470,768	68,177	(g,p)
4.50%	11/20/39	714,856	696,226
5.00%	10/20/37-09/20/38	2,500,608	368,848	(g,p)
5.74%	11/20/39	4,665,217	708,545	(g,p)
5.99%	10/16/39	1,618,736	222,061	(g,p)
6.24%	01/16/39	2,740,212	430,469	(g,p)
Government National Mortgage Assoc. (Class IC)
5.99%	04/16/37	1,009,139	173,847	(g,p)
Vendee Mortgage Trust
0.38%	04/15/40	2,011,305	44,048	(g,p)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	1,177,664	46,865	(g,p)
			9,229,612

Asset Backed—1.4%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
4.40%	01/25/34	22,707	18,752	(d,h)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	390,000	338,807
Countrywide Asset-Backed Certificates
1.12%	05/25/33	1,053	855
Countrywide Asset-Backed Certificates (Class 2A1)
2.22%	06/25/33	555	514	(d)
Countrywide Asset-Backed Certificates (Class A1)
1.06%	03/25/33	33,786	28,385
Countrywide Asset-Backed Certificates (Class AF4)
5.31%	08/25/35	676,596	630,936
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	331,421	300,944
Countrywide Asset-Backed Certificates (Series 2002) (Class A)
17.63%	08/25/32	6,514	4,206	(d,h)
GSAMP Trust
15.42%	05/25/46	89,246	87,599	(b,d)
Hertz Vehicle Financing LLC
2.60%	02/25/15	1,000,000	1,008,883	(b)
4.26%	03/25/14	2,240,000	2,343,883	(b,h)
Mid-State Trust (Class A3)
7.54%	07/01/35	4,162	4,210	(h,o)

Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	375,000	312,472
Residential Asset Mortgage Products Inc. (Class A2)
6.23%	06/25/32	5,455	4,494	(d)
Residential Asset Securities Corp. (Class A2)
48.54%	06/25/33	8,902	4,427	(d)
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
31.64%	07/25/32	8,643	4,732	(d,h)
Saxon Asset Securities Trust
5.23%	08/25/35	727,552	697,780
SLM Student Loan Trust (Series 2004) (Class A1)
0.82%	06/15/18	516	514	(d,h,i)
Wachovia Asset Securitization Inc. (Series 2004) (Class A)
13.05%	06/25/34	62,471	53,743	(d,h,i,o)
			5,846,136

Corporate Notes—32.0%
Abu Dhabi National Energy Co.
4.75%	09/15/14	200,000	207,242	(b)
6.25%	09/16/19	200,000	207,260	(b)
AES El Salvador Trust
6.75%	02/01/16	200,000	193,483	(b)
AES Panama S.A.
6.35%	12/21/16	252,000	270,242	(b)
Agilent Technologies Inc.
5.00%	07/15/20	444,000	450,719
5.50%	09/14/15	292,000	317,168
Air Jamaica Ltd.
9.38%	07/08/15	14,286	14,714
Alcoa Inc.
6.15%	08/15/20	527,000	541,177
Allergan Inc.
3.38%	09/15/20	895,000	844,183
Alliance One International Inc.
10.00%	07/15/16	577,000	591,425
ALROSA Finance S.A.
7.75%	11/03/20	400,000	419,500	(b)
8.88%	11/17/14	200,000	223,500	(b)
Ameren Illinois Co.
9.75%	11/15/18	534,000	684,979
American International Group Inc.
5.85%	01/16/18	223,000	229,945
American Tower Corp.
4.50%	01/15/18	703,000	696,860
Amsted Industries Inc.
8.13%	03/15/18	689,000	731,201	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	1,289,000	1,258,299	(h)
6.38%	09/15/17	223,000	242,915
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	684,000	706,008
5.00%	04/15/20	907,000	958,637
5.38%	11/15/14	587,000	646,729	(b,h)
ARAMARK Corp.
8.50%	02/01/15	430,000	449,350	(h)
Arizona Public Service Co.
6.25%	08/01/16	290,000	324,119	(h)

AT&T Inc.
6.40%	05/15/38	1,084,000	1,152,296	(h)
6.70%	11/15/13	476,000	540,817
Avis Budget Car Rental LLC
9.63%	03/15/18	330,000	355,575
Ball Corp.
5.75%	05/15/21	1,168,000	1,130,040	(h)
Banco do Brasil Cayman
8.50%	10/29/49	400,000	460,480	(b,i)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	97,666	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	80,000	82,200	(i)
BanColombia S.A.
6.13%	07/26/20	80,000	81,904
Bank of America Corp.
4.50%	04/01/15	895,000	909,620
5.63%	07/01/20	1,510,000	1,539,433	(h)
5.75%	12/01/17	2,045,000	2,128,080	(h)
6.50%	08/01/16	465,000	504,568
Boise Paper Holdings LLC
8.00%	04/01/20	414,000	442,980
Bombardier Inc.
7.75%	03/15/20	774,000	833,985	(b)
BP Capital Markets PLC
3.13%	10/01/15	221,000	220,848
4.50%	10/01/20	221,000	220,467
Braskem Finance Ltd.
7.00%	05/07/20	100,000	103,250	(b)
Calpine Corp.
7.25%	10/15/17	477,000	477,000	(b)
Cantor Fitzgerald LP
7.88%	10/15/19	193,000	198,756	(b)
Cargill Inc.
5.20%	01/22/13	125,000	134,860	(b,h)
6.00%	11/27/17	246,000	278,366	(b,h)
Case New Holland Inc.
7.88%	12/01/17	467,000	510,197	(b)
CBS Corp.
5.75%	04/15/20	415,000	441,005
5.90%	10/15/40	313,000	301,505
CCO Holdings LLC
7.88%	04/30/18	208,000	215,280
8.13%	04/30/20	250,000	263,125
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	281,000	317,530	(b)
Central American Bank for Economic Integration
5.38%	09/24/14	410,000	437,484	(b)
CFG Investment SAC
9.25%	12/19/13	100,000	104,750
Chesapeake Energy Corp.
6.63%	08/15/20	477,000	469,845
7.25%	12/15/18	870,000	900,450
Cincinnati Bell Inc.
8.25%	10/15/17	731,000	723,690
8.75%	03/15/18	496,000	465,000
Citigroup Inc.
5.00%	09/15/14	651,000	673,445
5.13%	05/05/14	526,000	558,115
5.38%	08/09/20	1,391,000	1,445,259	(h)

6.13%	11/21/17	223,000	244,383
6.38%	08/12/14	1,270,000	1,403,613	(h)
8.50%	05/22/19	301,000	373,672
Clarendon Alumina Production Ltd.
8.50%	11/16/21	185,000	185,000	(b,h)
Community Health Systems Inc.
8.88%	07/15/15	722,000	758,100	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	294,000	350,412
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	474,000	544,560
Corp Nacional del Cobre de Chile
3.75%	11/04/20	561,000	531,567	(b)
5.63%	09/21/35	82,000	83,805	(b)
COX Communications Inc.
6.25%	06/01/18	330,000	368,566	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	300,000	304,125
Crown Castle International Corp.
7.13%	11/01/19	305,000	322,537
Crown Castle Towers LLC
4.88%	08/15/40	422,000	405,576	(b)
6.11%	01/15/40	403,000	420,458	(b,h)
CSN Islands XII Corp.
7.00%	09/29/49	100,000	98,500	(b)
CVS Caremark Corp.
3.25%	05/18/15	456,000	463,429
5.75%	06/01/17	154,000	171,348
6.13%	09/15/39	928,000	991,529
Denbury Resources Inc.
8.25%	02/15/20	410,000	444,850	(h)
Development Bank of Kazakhstan JSC
5.50%	12/20/15	200,000	201,500	(b)
Digicel Ltd.
8.25%	09/01/17	100,000	102,500	(b,h)
DirecTV Holdings LLC
4.75%	10/01/14	418,000	445,487	(h)
5.88%	10/01/19	452,000	491,253	(h)
Dolphin Energy Ltd.
5.89%	06/15/19	461,450	493,751	(b,h)
Drummond Company Inc.
9.00%	10/15/14	399,000	425,932	(b,h)
DTEK Finance BV
9.50%	04/28/15	270,000	279,450	(b)
Dubai Electricity & Water Authority
6.38%	10/21/16	200,000	193,476	(b)
7.38%	10/21/20	200,000	187,053	(b)
El Paso Corp.
8.05%	10/15/30	413,000	419,027	(h)
Empresa Nacional del Petroleo
5.25%	08/10/20	338,000	337,906	(b)
6.25%	07/08/19	400,000	431,632	(b,h)
European Investment Bank
4.88%	01/17/17	1,090,000	1,214,744	(h)
Exelon Corp.
4.90%	06/15/15	605,000	645,191	(h)
Exelon Generation Company LLC
6.25%	10/01/39	577,000	580,703	(h)

Expedia Inc.
5.95%	08/15/20	473,000	475,365
Export-Import Bank of Korea
5.88%	01/14/15	58,000	62,810	(h)
Fibria Overseas Finance Ltd.
7.50%	05/04/20	239,000	250,950	(b)
First Horizon National Corp.
5.38%	12/15/15	469,000	473,418
Forest Oil Corp.
7.25%	06/15/19	456,000	462,840	(h)
FPL Group Capital Inc.
2.60%	09/01/15	892,000	873,504
France Telecom S.A.
2.13%	09/16/15	448,000	436,100
Frontier Communications Corp.
8.25%	04/15/17	584,000	640,940	(h)
Gaz Capital SA for Gazprom
8.13%	07/31/14	100,000	113,000	(b)
9.25%	04/23/19	200,000	245,760
Gazprom Via Gaz Capital S.A.
5.09%	11/29/15	200,000	205,000	(b)
Georgia-Pacific LLC
5.40%	11/01/20	356,000	351,970	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	200,000	210,000	(b,j)
7.25%	04/26/22	205,000	220,375	(b,h)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	400,000	382,654	(b)
Goldman Sachs Capital I
6.35%	02/15/34	466,000	444,028
Hanesbrands Inc.
6.38%	12/15/20	726,000	689,700	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	767,000	778,057
HCA Inc.
9.25%	11/15/16	726,000	774,551	(h)
Health Management Associates Inc.
6.13%	04/15/16	480,000	484,800
Hess Corp.
5.60%	02/15/41	447,000	443,752
Hidili Industry International Development Ltd.
8.63%	11/04/15	150,000	148,875	(b)
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	280,000	275,800	(b)
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	481,000	533,910
HSBC Finance Corp.
6.68%	01/15/21	1,666,000	1,683,128	(b)
Huntington BancShares Inc.
7.00%	12/15/20	328,000	345,349
IIRSA Norte Finance Ltd.
8.75%	05/30/24	269,784	300,134	(b,h)
Indo Integrated Energy BV
9.00%	06/01/12	100,000	105,243	(j)
Ingles Markets Inc.
8.88%	05/15/17	740,000	791,800
Intelsat Subsidiary Holding Company S.A.
8.88%	01/15/15	412,000	423,330

Intergas Finance BV
6.88%	11/04/11	100,000	103,750
Intergen N.V.
9.00%	06/30/17	729,000	772,740	(b,h)
International Paper Co.
7.50%	08/15/21	571,000	674,445
IPIC GMTN Ltd.
3.13%	11/15/15	407,000	397,886	(b)
5.00%	11/15/20	407,000	398,821	(b)
Jarden Corp.
6.13%	11/15/22	362,000	345,710
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	208,000	214,467
JPMorgan Chase & Co.
5.13%	09/15/14	1,085,000	1,154,517	(h)
JPMorgan Chase Bank NA
5.88%	06/13/16	1,113,000	1,217,296	(h)
Kazakhstan Temir Zholy Finance BV
6.50%	05/11/11	200,000	202,750
KazMunaiGaz Finance Sub BV
7.00%	05/05/20	100,000	104,000	(b)
9.13%	07/02/18	100,000	117,000	(b)
11.75%	01/23/15	100,000	124,120	(b)
Korea Development Bank
3.25%	03/09/16	668,000	649,599
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	300,000	329,235	(b)
Korea National Oil Corp.
5.38%	07/30/14	300,000	320,886	(b)
Kraft Foods Inc.
4.13%	02/09/16	466,000	489,170
5.38%	02/10/20	1,022,000	1,099,947
6.50%	02/09/40	447,000	500,921
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	2,792,000	2,970,587	(h)
4.13%	10/15/14	1,159,000	1,260,175
4.50%	07/16/18	809,000	880,007
LBI Escrow Corp.
8.00%	11/01/17	449,000	496,706	(b)
Levi Strauss & Co.
7.63%	05/15/20	300,000	309,750
Lincoln National Corp.
6.25%	02/15/20	336,000	366,503
8.75%	07/01/19	456,000	570,387
Listrindo Capital BV
9.25%	01/29/15	300,000	338,361	(b)
Lloyds TSB Bank PLC
6.50%	09/14/20	535,000	492,217	(b)
Majapahit Holding BV
7.25%	10/17/11	348,000	360,180	(b)
7.75%	10/17/16 - 01/20/20	400,000	461,750	(b)
MBPS Finance Co.
11.25%	11/15/15	200,000	197,300	(b)
MDC-GMTN B.V.
7.63%	05/06/19	250,000	294,397	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	289,000	306,022
6.88%	04/25/18	617,000	675,219

MetroPCS Wireless Inc.
6.63%	11/15/20	1,114,000	1,061,085
Midamerican Energy Holdings Co.
6.13%	04/01/36	745,000	804,742	(h)
Morgan Stanley
5.50%	01/26/20	869,000	875,974
5.63%	09/23/19	738,000	752,526
6.00%	04/28/15	333,000	360,640
Morgan Stanley (Series F)
6.63%	04/01/18	788,000	854,798
Mylan Inc.
7.88%	07/15/20	592,000	637,880	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	109,000	(m)
Nalco Company
6.63%	01/15/19	204,000	208,590	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	256,000	256,676	(b)
5.00%	09/30/14	218,000	229,028	(b)
National Power Corp.
4.53%	08/23/11	245,000	249,643	(i)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	200,000	229,500
News America Inc.
6.65%	11/15/37	644,000	713,289
Nexen Inc.
6.40%	05/15/37	1,085,000	1,051,237
Nile Finance Ltd.
5.25%	08/05/15	100,000	103,000
Nisource Finance Corp.
6.13%	03/01/22	380,000	409,434
NRG Energy Inc.
7.38%	02/01/16	840,000	861,000
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	200,000	208,000	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	468,000	448,141
Pacific Gas & Electric Co.
5.80%	03/01/37	250,000	264,955
6.05%	03/01/34	961,000	1,052,198
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	112,500	(b)
PacifiCorp
6.00%	01/15/39	500,000	551,487
6.25%	10/15/37	14,000	15,866
PAETEC Holding Corp.
8.88%	06/30/17	674,000	719,495
Pemex Finance Ltd.
9.03%	02/15/11	33,250	33,529	(h)
Pemex Project Funding Master Trust
6.63%	6/15/35 - 06/15/38	179,000	181,901
Petroleos Mexicanos
4.88%	03/15/15	600,000	631,500
6.00%	03/05/20	160,000	169,600
8.00%	05/03/19	90,000	108,450
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	383,333	384,292

Petronas Capital Ltd.
5.25%	08/12/19	350,000	376,211	(b)
7.88%	05/22/22	100,000	128,830	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	400,000	418,463	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	667,000	732,384
Plains All American Pipeline LP Corp.
3.95%	09/15/15	450,000	464,975
4.25%	09/01/12	178,000	185,618
Plains Exploration & Production Co.
7.63%	06/01/18	1,060,000	1,115,650
Power Sector Assets & Liabilities Management Corp.
7.39%	12/02/24	100,000	118,500	(b)
Prudential Financial Inc.
3.63%	09/17/12	184,000	190,958
3.88%	01/14/15	716,000	738,681
6.20%	11/15/40	467,000	494,016
7.38%	06/15/19	354,000	417,380
Qatari Diar Finance QSC (REIT)
3.50%	07/21/15	100,000	99,745	(b)
5.00%	07/21/20	100,000	99,525	(b)
QVC Inc.
7.50%	10/01/19	622,000	654,655	(b)
RailAmerica Inc.
9.25%	07/01/17	413,000	453,784
Republic Services Inc.
5.25%	11/15/21	688,000	725,071
5.50%	09/15/19	256,000	279,177
Reynolds Group Issuer Inc.
7.75%	10/15/16	803,000	849,172	(b)
Roche Holdings Inc.
6.00%	03/01/19	972,000	1,130,280	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	569,000	550,010	(b)
RR Donnelley & Sons Co.
7.63%	06/15/20	508,000	544,127	(h)
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	200,000	201,000	(b)
6.97%	09/21/16	100,000	99,750	(i)
Russian Railways
5.74%	04/03/17	100,000	103,920
Sinochem Overseas Capital Company Ltd.
4.50%	11/12/20	100,000	98,563	(b)
6.30%	11/12/40	100,000	102,292	(b)
Solutia Inc.
7.88%	03/15/20	414,000	442,980
Southern Copper Corp.
5.38%	04/16/20	594,000	600,523
6.75%	04/16/40	659,000	682,393
7.50%	07/27/35	300,000	332,941
Spirit Aerosystems Inc.
7.50%	10/01/17	243,000	252,720
Suzano Trading Ltd.
5.88%	01/23/21	100,000	98,000	(b)
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	100,000	108,500
Telecom Italia Capital S.A.
6.00%	09/30/34	475,000	394,165

Telefonica Emisiones SAU
3.73%	04/27/15	431,000	427,560
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	889,000	904,538
Textron Inc.
6.20%	03/15/15	701,000	764,838
The AES Corp.
8.00%	10/15/17 - 06/01/20	771,000	816,212
The Goldman Sachs Group Inc.
3.70%	08/01/15	901,000	918,040
5.38%	03/15/20	1,168,000	1,206,966
6.75%	10/01/37	221,000	225,950
The Kroger Co.
6.15%	01/15/20	606,000	686,696
The Potomac Edison Co.
5.35%	11/15/14	178,000	194,080	(h)
Ticketmaster Entertainment LLC
10.75%	08/01/16	1,000,000	1,082,500
Time Warner Cable Inc.
6.75%	07/01/18	838,000	976,839
7.50%	04/01/14	213,000	244,270
Time Warner Inc.
3.15%	07/15/15	910,000	924,576
5.88%	11/15/16	463,000	522,596
6.20%	03/15/40	500,000	531,527
TNK-BP Finance S.A.
6.13%	03/20/12	200,000	208,876
7.25%	02/02/20	7,000	7,612	(b)
Transocean Inc.
6.00%	03/15/18	134,000	140,739
6.80%	03/15/38	89,000	91,213
Union Electric Co.
6.70%	02/01/19	636,000	741,369
UnitedHealth Group Inc.
5.80%	03/15/36	335,000	339,868
UPC Germany GmbH
8.13%	12/01/17	400,000	418,000	(b)
USB Capital XIII Trust
6.63%	12/15/39	606,000	618,987
Valero Energy Corp.
6.13%	02/01/20	893,000	948,425
Verizon Communications Inc.
6.35%	04/01/19	2,020,000	2,331,391	(h)
6.40%	02/15/38	336,000	371,678
6.90%	04/15/38	300,000	349,906
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	100,000	108,000	(b)
Virgin Media Finance PLC
8.38%	10/15/19	400,000	437,000	(h)
Vnesheconombank Via VEB Finance Ltd.
6.80%	11/22/25	100,000	99,750	(b)
VTB Capital S.A.
6.47%	03/04/15	300,000	312,360	(b)
WEA Finance LLC (REIT)
6.75%	09/02/19	910,000	1,013,761	(b,h)
7.50%	06/02/14	175,000	198,618	(b,h)
Weatherford International Limited Bermuda
6.75%	09/15/40	772,000	810,815	(h)

Williams Partners LP
5.25%	03/15/20	345,000	357,627	(h)
6.30%	04/15/40	609,000	633,900	(h)
Windstream Corp.
7.88%	11/01/17	1,636,000	1,719,845	(h)
Woodside Finance Ltd.
4.50%	11/10/14	991,000	1,041,614	(b,h)
Wyeth
5.50%	03/15/13	703,000	768,644	(h)
Wynn Las Vegas LLC
7.88%	05/01/20	588,000	629,160
Xstrata Finance Canada Ltd.
5.80%	11/15/16	370,947	406,906	(b)
			133,137,292

Non-Agency Collateralized Mortgage Obligations—10.2%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	470,000	473,504
5.74%	02/10/51	970,000	1,033,228
Banc of America Commercial Mortgage Inc. (Class A)
5.49%	02/10/51	625,000	653,700
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	233,000	249,997
Banc of America Commercial Mortgage Inc. (Class AJ)
5.70%	07/10/46	220,000	200,705	(i)
Banc of America Commercial Mortgage Inc. (Class C)
5.70%	04/10/49	300,000	52,703	(h,o)
Banc of America Commercial Mortgage Inc. (Series 2006) (Class A4)
5.74%	05/10/45	240,000	262,743
Banc of America Funding Corp. (Class B1)
5.44%	03/20/36	193,202	3,552	(h,o)
Banc of America Mortgage Securities Inc. (Class B1)
4.62%	01/25/36	165,445	12,639	(h,o)
5.46%	02/25/36	155,318	13,374	(h,o)
Banc of America Mortgage Securities Inc. (Class B2)
4.62%	01/25/36	46,088	207	(h,o)
Bear Stearns Commercial Mortgage Securities
5.58%	09/11/41	800,000	809,671	(i)
5.76%	09/11/38	410,000	426,119	(i)
Bear Stearns Commercial Mortgage Securities (Class A M)
5.51%	04/12/38	430,000	457,886
Bear Stearns Commercial Mortgage Securities (Class A2)
5.41%	03/11/39	171,604	171,493	(h,i)
5.51%	04/12/38	205,427	205,903	(h)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.47%	01/12/45	700,000	747,100
5.69%	06/11/50	1,040,000	1,102,502	(h)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.46%	03/11/39	325,000	306,167	(i)
5.72%	06/11/40	340,000	249,193
Bear Stearns Commercial Mortgage Securities (Class AM)
5.24%	12/11/38	280,000	282,378
5.92%	06/11/50	550,000	559,963	(o)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
5.99%	09/11/42	100,000	43,584	(h,o)
Citigroup Commercial Mortgage Trust (Class AJ)
5.73%	03/15/49	360,000	339,050	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	400,000	369,845

Commercial Mortgage Pass Through Certificates (Class AJ)
5.79%	06/10/46	450,000	434,431
Commercial Mortgage Pass Through Certificates (Class AM)
5.79%	06/10/46	690,000	718,216
Countrywide Asset-Backed Certificates (Class A2)
10.32%	11/25/35	129,994	124,158	(d,h)
Countrywide Commercial Mortgage Trust (Class AJ)
5.49%	07/12/46	500,000	456,325	(i)
5.91%	06/12/46	490,000	464,611	(i)
Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	950,000	958,826	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	186,937	9,500	(h,o)
Credit Suisse Mortgage Capital Certificates (Class A3)
5.47%	09/15/39	549,000	575,783	(h)
Credit Suisse Mortgage Capital Certificates (Class C)
5.54%	02/15/39	1,000,000	729,167	(h)
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	89,397	6,916	(h,o)
Extended Stay America Trust
5.50%	11/05/27	940,000	925,449	(b)
Greenwich Capital Commercial Funding Corp.
5.88%	07/10/38	1,525,000	1,663,773	(h,i)
Greenwich Capital Commercial Funding Corp. (Class A2)
5.60%	12/10/49	1,210,000	1,266,886	(h)
Greenwich Capital Commercial Funding Corp. (Class AM)
5.88%	07/10/38	820,000	844,518	(i)
GS Mortgage Securities Corp II (Class AJ)
4.78%	07/10/39	500,000	443,885
Impac CMB Trust (Class A1)
24.66%	10/25/35	294,715	175,190	(d,h)
Indymac INDA Mortgage Loan Trust (Class B1)
4.50%	01/25/36	126,736	2,913	(h,o)
Indymac INDA Mortgage Loan Trust (Class B2)
4.50%	01/25/36	19,368	17	(h,o)
Interstar Millennium Trust (Series 2004) (Class A)
0.60%	03/14/36	33,668	32,901	(d)
JP Morgan Chase Commercial Mortgage Securities Corp.
4.07%	11/15/43	310,000	294,783	(b)
5.87%	04/15/45	450,000	466,651
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	1,360,000	1,464,230	(h)
5.44%	06/12/47	1,050,000	1,100,326
5.79%	02/12/51	1,230,000	1,310,104
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	3,020,000	3,061,878
5.90%	02/12/51	690,000	693,647
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.52%	04/15/43	330,000	278,116
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.19%	02/12/51	150,000	37,468	(h,o)
LB-UBS Commercial Mortgage Trust
7.45%	01/15/36	2,070,420	87,509	(d,h,o)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.15%	04/15/41	1,170,000	1,268,194	(i)

LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	310,000	330,649
5.16%	02/15/31	450,000	480,680
5.66%	03/15/39	1,588,000	1,706,457	(h,i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.15%	04/15/41	170,000	140,342	(i)
LB-UBS Commercial Mortgage Trust (Series 2001) (Class B)
6.65%	07/14/16	65,000	65,095	(h,o)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
25.77%	12/15/39	2,807,782	35,097	(d,h,o)
MASTR Alternative Loans Trust (Class 15 AX)
5.00%	08/25/18	129,681	13,884	(g,h,o,p)
Merrill Lynch Mortgage Trust (Class AJ)
5.66%	05/12/39	225,000	206,195	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.66%	05/12/39	408,000	232,264
Morgan Stanley Capital I
5.16%	10/12/52	350,000	373,235	(i)
5.19%	11/14/42	220,000	236,835	(i)
5.73%	10/15/42	487,000	381,638
Morgan Stanley Capital I (Class A3)
5.71%	07/12/44	200,000	213,324	(h)
Morgan Stanley Capital I (Class A31)
5.44%	02/12/44	253,000	261,863	(h)
Morgan Stanley Capital I (Class A4)
5.33%	11/12/41	200,000	211,783
5.81%	08/12/41	180,000	197,639	(i)
5.81%	12/12/49	1,700,000	1,816,497
Morgan Stanley Capital I (Class AJ)
5.39%	11/12/41	694,000	622,708	(h,i)
5.57%	11/12/49	470,000	440,482	(i)
5.73%	10/15/42	225,000	215,243	(i)
Morgan Stanley Capital I (Class AM)
6.11%	12/12/49	400,000	411,451	(i)
6.28%	01/11/43	450,000	462,116
Morgan Stanley Capital I (Class B)
5.73%	10/15/42	270,000	242,624
Morgan Stanley Capital I (Series 2006) (Class AM)
5.44%	03/12/44	650,000	672,207	(i)
National RMBS Trust (Series 2004) (Class A1)
5.47%	03/20/34	57,864	57,443	(d)
OBP Depositor LLC Trust
4.65%	07/15/45	320,000	326,515	(b)
Puma Finance Ltd. (Class A)
5.28%	10/11/34	32,625	32,502	(d)
Residential Accredit Loans Inc. (Class A2)
30.43%	03/25/34	24,676	19,173	(d)
Residential Funding Mortgage Securities I (Class M1)
5.75%	01/25/36	111,307	1	(h,o)
Residential Funding Mortgage Securities I (Class M2)
5.75%	01/25/36	19,770	2	(h,o)
Structured Asset Securities Corp. (Series 1996) (Class X1)
3.00%	02/25/28	19,984	1	(d,o)
Thornburg Mortgage Securities Trust (Class A)
4.20%	04/25/43	21,525	20,094	(d)
Vornado DP LLC
6.36%	09/13/28	180,000	179,195	(b,h)
Wachovia Bank Commercial Mortgage Trust
6.02%	06/15/45	420,000	205,949	(h)

Wachovia Bank Commercial Mortgage Trust (Class A3)
5.25%	12/15/43	690,000	701,362	(h)
Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	590,000	580,229	(h,i)
5.74%	05/15/43	450,000	428,579	(h,i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	450,000	460,374	(h,i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
5.99%	06/15/45	170,000	149,551	(h,i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
5.19%	05/25/36	450,000	453,692	(b,h)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	586,047	75,031	(h,o)
			42,583,578

Sovereign Bonds—2.7%
Banco Nacional de Desenvolvimento Economico e Social
6.50%	06/10/19	100,000	109,750	(b)
Democratic Socialist Republic of Sri Lanka
7.40%	01/22/15	100,000	110,250	(b)
8.25%	10/24/12	100,000	108,082
Financing of Infrastrucural Projects State Enterprise
8.38%	11/03/17	100,000	104,523	(b)
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	125,000	129,754	(b)
Government of Argentina
2.50%	12/31/38	101,801	45,556	(j)
5.00%	08/03/12	408,200	97,356	(d,i)
7.00%	10/03/15	145,755	140,289
8.28%	12/31/33	104,638	97,051
Government of Belize
6.00%	02/20/29	248,500	218,680	(j)
Government of Brazil
5.63%	01/07/41	170,000	168,725
6.00%	02/20/29	81,300	71,544	(b,j)
8.00%	01/15/18	75,834	88,726	(h)
8.25%	01/20/34	166,000	221,195
Government of Brazilian
4.88%	01/22/21	696,000	709,920
Government of Colombia
6.13%	01/18/41	200,000	205,000
7.38%	03/18/19 - 09/18/37	200,000	238,500
Government of Costa Rica
10.00%	08/01/20	256,000	350,720	(b)
Government of Egypt
5.75%	04/29/20	200,000	206,000	(b)
Government of El Salvador
7.65%	06/15/35	170,000	179,775	(b,h)
Government of Grenada
2.50%	09/15/25	178,400	96,336	(b,j)
Government of Indonesia
10.38%	05/04/14	100,000	124,250	(b)
11.63%	03/04/19	100,000	148,250	(b)
Government of Lebanon
6.38%	03/09/20	270,000	281,486
Government of Lithuania
6.75%	01/15/15	100,000	108,008	(b)
7.38%	02/11/20	200,000	220,927	(b)

Government of Panama
6.70%	01/26/36	139,000	154,985
Government of Peruvian
6.55%	03/14/37	242,000	264,990
7.35%	07/21/25	100,000	121,650
Government of Philippine
6.38%	10/23/34	200,000	212,000
6.50%	01/20/20	139,000	160,545
Government of Poland
6.38%	07/15/19	38,000	42,568
Government of Qatar
5.25%	01/20/20	300,000	316,500	(b)
6.40%	01/20/40	100,000	108,500	(b)
Government of South Africa
5.50%	03/09/20	263,000	279,766
Government of Turkey
5.63%	03/30/21	240,000	249,600
6.75%	05/30/40	400,000	436,000
Government of Ukraine
6.88%	03/04/11	163,000	163,611	(b)
Government of Uruguay
6.88%	09/28/25	119,154	135,836
Government of Venezuela
1.29%	04/20/11	82,000	79,540	(i)
10.75%	09/19/13	402,000	386,925
Government of Vietnam
1.30%	03/12/16	37,783	33,480	(i)
Korea Expressway Corp.
4.50%	03/23/15	200,000	205,625	(b)
Korea National Oil Corp.
2.88%	11/09/15	558,000	535,796	(b)
Lebanese Republic
5.15%	11/12/18	82,000	80,954
Province of Manitoba Canada
4.90%	12/06/16	260,000	289,573	(h)
Province of Quebec Canada
7.50%	09/15/29	380,000	521,798
Republic of Dominican
7.50%	05/06/21	200,000	215,500	(b,h)
9.50%	09/27/11	122,520	126,195
Republic of Ghana
8.50%	10/04/17	200,000	224,500	(b)
Republic of Indonesia
5.88%	03/13/20	100,000	109,750	(b)
Russian Foreign Bond—Eurobond
3.63%	04/29/15	200,000	200,260	(b)
5.00%	04/29/20	200,000	200,000	(b)
7.50%	03/31/30	260,103	300,809	(j)
United Mexican States
5.13%	01/15/20	124,000	129,270
6.05%	01/11/40	250,000	255,625
			11,122,804
Municipal Bonds and Notes—0.7%
American Municipal Power—Ohio Inc.
8.08%	02/15/50	330,000	351,318
Municipal Electric Authority of Georgia
6.64%	04/01/57	1,034,000	1,010,735

New Jersey State Turnpike Authority
7.10%	01/01/41	235,000	254,700
7.41%	01/01/40	1,050,000	1,152,480	(h)
South Carolina State Public Service Authority
6.45%	01/01/50	235,000	241,277
			3,010,510

Total Bonds and Notes			398,545,136
(Cost $392,240,915)

Other Investments—0.2%
GEI Investment Fund			1,011,000	(k)
(Cost $1,064,210)

Total Investments in Securities			399,556,136
(Cost $393,305,125)

Short-Term Investments—10.4%
GE Money Market Fund Institutional Class
0.00%			43,172,022	(d,k)
(Cost $43,172,022)

Total Investments			442,728,158
(Cost $436,477,147)

Liabilities in Excess Of Other Assets, net—(6.3)%			(26,336,326)

NET ASSETS—100.0%			$416,391,832

Other Information

The Fund had the following long futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized (Depreciation)
2 Yr U.S. Treasury Note Futures	March 2011	184	$40,278,750	$(54,381)
5 Yr U.S. Treasury Note Futures	March 2011	37	4,355,594	(66,008)

The Fund had the following short futures contracts open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra Long U.S. Treasury Bond Futures	March 2011	113	$(14,361,594)	$(51,975)
10 Yr. U.S. Treasury Notes Futures	March 2011	429	(51,667,688)	483,906

				$311,542

GE Institutional Money Market Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Short-Term Investments—100.0% †		Principal Amount	Amortized Cost
U.S. Treasury—6.8%
U.S. Treasury Bills
0.13%	02/17/11	$600,000	$599,898	(d)
U.S. Treasury Notes
0.88%	03/31/11 - 04/30/11	550,000	551,018
1.00%	07/31/11	200,000	200,910
			1,351,826

U.S. Government Agency and Related—13.2%
Federal Home Loan Bank
0.75%	03/25/11	1,100,000	1,101,244	(d)
FHLB Disc Corp
0.17%	02/02/11 - 02/16/11	950,000	949,840	(d)
FNMA Discount Note
0.27%	01/05/11	300,000	299,991	(d)
Freddie Mac
0.35%	04/01/11	250,000	250,160	(d,i)
			2,601,235

Foreign Agency—1.0%
KFW
3.25%	02/15/11	200,000	200,663

Commercial Paper—18.5%
Banco Bilbao Viz London
0.50%	02/25/11	350,000	349,733	(d)
Caisse D’Amort Dette Soc
0.26%	03/15/11	400,000	399,789	(b,d)
Commonwealth Bank Australia
0.27%	02/25/11	650,000	649,732	(d)
Credit Suisse NY
0.25%	01/19/11	400,000	399,950	(d)
Eksportfinans Asa
0.23%	01/21/11	600,000	599,923	(b,d)
Societe Generale N Amer
0.33%	02/07/11	550,000	549,816	(d)
0.50%	02/01/11	150,000	149,935	(d)
UBS Finance Delaware LLC
0.28%	02/14/11	200,000	199,932	(d)
Westpac Banking Corp
0.31%	04/08/11	350,000	349,708	(d)
			3,648,518

Repurchase Agreements—18.5%
Deutsche Bank Securities, Inc. Gov Agcy Repo
0.22%	01/03/11	400,000	400,000	(d)
Goldman Sachs & Co. Gov Agcy Repo
0.14%	01/03/11	1,300,000	1,300,000	(d)
HSBC Securities (USA) Inc. Gov Agcy Repo
0.21%	01/03/11	1,000,000	1,000,000	(d)
J.P. Morgan Securities LLC Gov Agcy Repo
0.18%	01/03/11	960,000	960,000	(d)
			3,660,000

Certificates of Deposit—38.0%
Abbey National Treasury Services
0.34%	02/25/11	650,000	650,000	(d,i)
Banco Bilbao Viz Arg NY
0.56%	03/07/11	250,000	250,002	(d)
Bank of Montreal Chicago
0.24%	01/20/11	300,000	300,000	(d)
Bank of Nova Scotia Houston
0.30%	04/04/11	350,000	350,000	(d)
Barclays Bank PLC NY
0.41%	06/20/11	700,000	700,000	(d,i)
BNP Paribas NY
0.33%	02/18/11	300,000	300,000	(d)
Credit Agricole CIB NY
0.29%	02/03/11	600,000	600,000	(d)
Deutsche Bank Ag NY
0.47%	01/10/11	600,000	600,000	(d,i)
National Australia BK NY
0.32%	06/10/11	350,000	350,000	(d,i)
Nordea Bank Finland NY
0.28%	03/17/11	400,000	400,000	(d)
Rabobank Nederland NV NY
0.29%	01/13/11	200,000	200,000	(d)
0.55%	02/01/11	400,000	400,021	(d)
Royal Bank of Canada NY
0.26%	02/24/11	200,000	200,000	(d,i)
0.28%	08/26/11	450,000	450,000	(d,i)
Royal Bk of Scotland CT
0.29%	01/20/11	500,000	500,000	(d)
Svenska Handelsbanken NY
0.27%	02/17/11	300,000	299,996	(d)
0.30%	02/28/11	250,000	250,004	(d)
Toronto-Dominion Bank NY
0.25%	03/03/11	350,000	350,000	(d)
Westpac Banking Corp NY
0.29%	05/13/11	350,000	350,000	(d,i)
			7,500,023

Corporate Notes—1.8%
Australia & NZ Banking Group
0.45%	04/26/11	200,000	200,147	(b,d,i)
National Australia Bank
0.37%	07/07/11	150,000	150,091	(b,d,i)
			350,238

Supranationals—1.3%
Intl Bk Recon & Develop
0.31%	07/13/11	250,000	250,000	(d,i)

Time Deposit—0.8%
State Street Corp.
0.01%	01/03/11	154,698	154,698	(e)

Total Short-Term Investments			19,717,201
(Cost $19,717,201)

Other Assets and Liabilities, net—0.1%			15,962

NET ASSETS—100.0%			$19,733,163

GE Institutional Small-Cap Equity

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Common Stock—91.8% †	Number of Shares	Fair Value
Advertising—0.8%
Arbitron Inc.	168,300	$6,987,816

Aerospace & Defense—0.9%
Esterline Technologies Corp.	21,465	1,472,284	(a)
Herley Industries Inc.	7,887	136,603	(a)
Moog Inc.	14,715	585,657	(a)
Teledyne Technologies Inc.	127,900	5,623,763	(a)
		7,818,307

Agricultural Products—0.7%
Darling International Inc.	410,000	5,444,800	(a)
Fresh Del Monte Produce Inc.	27,795	693,485
		6,138,285

Air Freight & Logistics—0.2%
UTi Worldwide Inc.	80,500	1,706,600

Apparel Retail—1.4%
Aeropostale Inc.	182,600	4,499,264	(a)
American Eagle Outfitters Inc.	97,000	1,419,110
Brown Shoe Company Inc.	21,650	301,584
DSW Inc.	10,200	398,820	(a)
Genesco Inc.	19,479	730,268	(a)
The Buckle Inc.	118,800	4,487,076
The Finish Line Inc.	28,200	484,758
		12,320,880

Apparel, Accessories & Luxury Goods—1.0%
Columbia Sportswear Co.	88,224	5,319,908
Fossil Inc.	8,600	606,128	(a)
Maidenform Brands Inc.	96,600	2,296,182	(a)
Movado Group Inc.	27,141	438,056	(a)
The Warnaco Group Inc.	3,400	187,238	(a)
		8,847,512

Application Software—4.3%
ACI Worldwide Inc.	72,800	1,956,136	(a)
Actuate Corp.	68,700	391,590	(a)
Blackbaud Inc.	237,500	6,151,250
Blackboard Inc.	80,500	3,324,650	(a)
Bottomline Technologies Inc.	134,500	2,919,995	(a)
Concur Technologies Inc.	40,500	2,103,165	(a)
Ebix Inc.	103,200	2,442,744	(a)
Interactive Intelligence Inc.	34,600	905,136	(a)
Mentor Graphics Corp.	15,409	184,908	(a)
Monotype Imaging Holdings Inc.	35,800	397,380	(a)
Parametric Technology Corp.	268,800	6,056,064	(a)
Quest Software Inc.	34,846	966,628	(a)
SolarWinds Inc.	181,700	3,497,725	(a)
Solera Holdings Inc.	37,350	1,916,802

SS&C Technologies Holdings Inc.	21,910	449,374	(a)
TeleNav Inc.	52,100	379,288	(a)
TIBCO Software Inc.	16,000	315,360	(a)
Ultimate Software Group Inc.	80,500	3,914,715	(a)
		38,272,910
Asset Management & Custody Banks—1.0%
Affiliated Managers Group Inc.	53,925	5,350,438	(a)
Financial Engines Inc.	118,700	2,353,821	(a)
Waddell & Reed Financial Inc.	27,000	952,830
		8,657,089

Auto Parts & Equipment—0.5%
China Automotive Systems Inc.	13,450	182,920	(a)
Dana Holding Corp.	62,740	1,079,755	(a)
Federal-Mogul Corp.	16,950	350,017	(a)
Modine Manufacturing Co.	42,511	658,921	(a)
Spartan Motors Inc.	27,979	170,392
Stoneridge Inc.	44,359	700,429	(a)
Tenneco Inc.	7,750	318,990	(a)
Wonder Auto Technology Inc.	66,353	500,302	(a)
		3,961,726

Automobile Manufacturers—0.0%*
Thor Industries Inc.	6,836	232,151

Automotive Retail—0.1%
America's Car-Mart Inc.	24,198	655,282	(a)

Biotechnology—1.1%
Cubist Pharmaceuticals Inc.	68,050	1,456,270	(a)
Genomic Health Inc.	80,000	1,711,200	(a)
Martek Biosciences Corp.	89,100	2,788,830	(a)
Myriad Genetics Inc.	120,500	2,752,220	(a)
Nabi Biopharmaceuticals	75,900	439,461	(a)
PDL BioPharma Inc.	44,836	279,328
Sciclone Pharmaceuticals Inc.	104,300	435,974	(a)
		9,863,283

Building Products—0.2%
AAON Inc.	20,117	567,501
AO Smith Corp.	9,000	342,720
Apogee Enterprises Inc.	25,206	339,525
Universal Forest Products Inc.	20,274	788,659
		2,038,405

Coal & Consumable Fuels—0.6%
Cloud Peak Energy Inc.	17,200	399,556	(a)
James River Coal Co.	190,725	4,831,064	(a)
		5,230,620

Commercial Printing—0.1%
Multi-Color Corp.	26,300	511,798

Commodity Chemicals—0.7%
Calgon Carbon Corp.	18,300	276,696	(a)
Koppers Holdings Inc.	160,000	5,724,800
		6,001,496

Communications Equipment—0.7%
Acme Packet Inc.	11,850	629,946	(a)
Arris Group Inc.	56,820	637,520	(a)
Blue Coat Systems Inc.	94,000	2,807,780	(a)
Comtech Telecommunications Corp.	7,040	195,219
DG FastChannel Inc.	9,100	262,808	(a)
Loral Space & Communications Inc.	5,800	443,700	(a)
Netgear Inc.	20,908	704,181	(a)
Plantronics Inc.	12,150	452,223
Sierra Wireless Inc.	26,887	401,154	(a)
		6,534,531

GComputer & Electronics Retail—0.0%*
Systemax Inc.	25,049	353,191	(a)

Construction & Engineering—1.7%
Chicago Bridge & Iron Company N.V.	168,500	5,543,650	(a)
Great Lakes Dredge & Dock Corp.	51,550	379,923
Primoris Services Corp.	44,300	422,622
Quanta Services Inc.	156,500	3,117,480	(a)
URS Corp.	130,500	5,430,105	(a)
		14,893,780

Construction & Farm Machinery & Heavy Trucks—2.3%
AGCO Corp.	98,210	4,975,319	(a)
Astec Industries Inc.	34,453	1,116,622	(a)
Cascade Corp.	76,000	3,593,280
Greenbrier companies Inc.	19,340	405,947	(a)
NACCO Industries Inc.	2,400	260,088
The Toro Co.	6,346	391,167
Trinity Industries Inc.	209,500	5,574,795
WABCO Holdings Inc.	12,900	785,997	(a)
Wabtec Corp.	53,500	2,829,615
		19,932,830

Consumer Electronics—0.1%
Harman International Industries Inc.	19,620	908,406	(a)

Consumer Finance—0.2%
Ezcorp Inc.	21,050	571,086	(a)
First Cash Financial Services Inc.	14,600	452,454	(a)
Nelnet Inc.	20,850	493,936
		1,517,476

Data Processing & Outsourced Services—1.5%
ExlService Holdings Inc.	13,450	288,906	(a)
Global Cash Access Holdings Inc.	353,200	1,126,708	(a)
Jack Henry & Associates Inc.	80,500	2,346,575
NeuStar Inc.	53,800	1,401,490	(a)
TeleTech Holdings Inc.	18,450	379,885	(a)
TNS Inc.	21,922	455,978	(a)
VeriFone Systems Inc.	110,500	4,260,880	(a)
Wright Express Corp.	59,000	2,714,000	(a)
		12,974,422

Department Stores—0.1%
Retail Ventures Inc.	25,500	415,650	(a)

Distributors—0.9%
LKQ Corp.	350,800	7,970,176	(a)

Diversified Chemicals—0.1%
Solutia Inc.	17,400	401,592	(a)

Diversified Metals & Mining—0.5%
Compass Minerals International Inc.	47,300	4,222,471

Diversified Real Estate Activities—0.2%
Coresite Realty Corp. (REIT)	82,200	1,121,208
Tejon Ranch Co.	15,500	427,025	(a)
		1,548,233

Diversified REITs—0.1%
Cousins Properties Inc.	44,820	373,799
Washington Real Estate Investment Trust	18,312	567,489
		941,288

Diversified Support Services—1.1%
Copart Inc.	75,100	2,804,985	(a)
Healthcare Services Group Inc.	204,800	3,332,096
Ritchie Bros Auctioneers Inc.	133,500	3,077,175
Unifirst Corp.	4,850	266,992
		9,481,248

Education Services—1.1%
American Public Education Inc.	59,800	2,226,952	(a)
Bridgepoint Education Inc.	8,263	156,997	(a)
Capella Education Co.	35,000	2,330,300	(a)
K12 Inc.	80,500	2,307,130	(a)
Lincoln Educational Services Corp.	64,636	1,002,504
Strayer Education Inc.	13,500	2,054,970
		10,078,853

Electric Utilities—0.8%
Allete Inc.	15,369	572,649
IDACORP Inc.	148,000	5,473,040
Westar Energy Inc.	25,506	641,731
		6,687,420

Electrical Components & Equipment—1.5%
Brady Corp.	172,772	5,634,095
Generac Holdings Inc.	15,670	253,384	(a)
II-VI Inc.	12,426	576,069	(a)
LSI Industries Inc.	28,122	237,912
Preformed Line Products Company	4,995	292,332
Regal-Beloit Corp.	12,013	801,988
Woodward Governor Co.	133,700	5,021,772
		12,817,552

Electronic Components—0.1%
Vishay Intertechnology Inc.	34,400	504,992	(a)

Electronic Equipment & Instruments—1.4%
Checkpoint Systems Inc.	15,500	318,525	(a)
Coherent Inc.	9,000	406,260	(a)
Daktronics Inc.	32,701	520,600
Elster Group SE ADR	47,900	809,510	(a)
FARO Technologies Inc.	80,500	2,643,620	(a)
National Instruments Corp.	120,500	4,535,620
Newport Corp.	120,000	2,084,400	(a)
Rofin-Sinar Technologies Inc.	32,485	1,151,268	(a)
		12,469,803

Electronic Manufacturing Services—0.4%
Benchmark Electronics Inc.	36,533	663,439	(a)
CTS Corp.	32,500	359,450
DDi Corp.	27,900	328,104
Measurement Specialties Inc.	14,951	438,812	(a)
Methode Electronics Inc.	56,899	737,980
Multi-Fineline Electronix Inc.	27,141	718,965	(a)
Zygo Corp.	5,000	61,150	(a)
		3,307,900

Environmental & Facilities Services—1.2%
ABM Industries Inc.	200,000	5,260,000
Waste Connections Inc.	181,500	4,996,695
		10,256,695

Food Distributors—0.2%
Nash Finch Co.	7,743	329,155
Spartan Stores Inc.	66,100	1,120,395
		1,449,550

Food Retail—0.5%
Ruddick Corp.	120,500	4,439,220

Footwear—0.8%
Deckers Outdoor Corp.	67,088	5,349,597	(a)
K-Swiss Inc.	25,179	313,982	(a)
The Timberland Co.	18,750	461,062	(a)
Wolverine World Wide Inc.	36,150	1,152,462
		7,277,103

Gas Utilities—0.1%
South Jersey Industries Inc.	23,858	1,260,180

Healthcare Distributors—0.7%
Owens & Minor Inc.	206,736	6,084,241

Healthcare Equipment—2.7%
American Medical Systems Holdings Inc.	134,500	2,536,670	(a)
Analogic Corp.	6,700	331,717
Exactech Inc.	13,133	247,163	(a)
Gen-Probe Inc.	67,000	3,909,450	(a)
Hill-Rom Holdings Inc.	17,004	669,448
Integra LifeSciences Holdings Corp.	87,800	4,152,940	(a)
Masimo Corp.	80,500	2,340,135
Natus Medical Inc.	21,200	300,616	(a)
NuVasive Inc.	134,000	3,437,100	(a)
Orthofix International N.V.	4,450	129,050	(a)
Sirona Dental Systems Inc.	6,650	277,837	(a)
SonoSite Inc.	53,500	1,690,600	(a)
STERIS Corp.	9,000	328,140
Teleflex Inc.	48,300	2,599,023
Zoll Medical Corp.	21,754	809,901	(a)
		23,759,790

Healthcare Facilities—0.5%
National Healthcare Corp.	4,135	191,327
Sun Healthcare Group Inc.	60,163	761,664	(a)
The Ensign Group Inc.	14,000	348,180
VCA Antech Inc.	134,500	3,132,505	(a)
		4,433,676

Healthcare Services—2.5%
Almost Family Inc.	6,950	267,019	(a)
Bio-Reference Laboratories Inc.	368,100	8,164,458	(a)
Catalyst Health Solutions Inc.	7,650	355,648	(a)
Continucare Corp.	101,649	475,717	(a)
Gentiva Health Services Inc.	13,650	363,090	(a)
HMS Holdings Corp.	84,650	5,482,780	(a)
Mednax Inc.	104,500	7,031,805	(a)
RehabCare Group Inc.	11,350	268,995	(a)
		22,409,512

Healthcare Supplies—1.1%
Align Technology Inc.	28,800	562,752	(a)
Atrion Corp.	950	170,487
Immucor Inc.	95,200	1,887,816	(a)
Medical Action Industries Inc.	22,700	217,466	(a)
Meridian Bioscience Inc.	80,500	1,864,380
Merit Medical Systems Inc.	19,414	307,324	(a)
West Pharmaceutical Services Inc.	117,300	4,832,760
		9,842,985

Healthcare Technology—1.1%
Allscripts Healthcare Solutions Inc.	19,653	378,713	(a)
athenahealth Inc.	40,500	1,659,690	(a)
Computer Programs & Systems Inc.	85,620	4,010,441
MedAssets Inc.	188,000	3,795,720	(a)
		9,844,564

Home Entertainment Software—0.0%*
Take-Two Interactive Software Inc.	26,700	326,808	(a)

Home Furnishing Retail—0.8%
Aaron’s Inc.	304,065	6,199,885
Pier 1 Imports Inc.	46,550	488,775	(a)
		6,688,660

Household Products—0.3%
WD-40 Co.	63,300	2,549,724

Housewares & Specialties—1.1%
Jarden Corp.	219,000	6,760,530
Tupperware Brands Corp.	53,500	2,550,345
		9,310,875

Human Resource & Employment Services—0.0%*
Administaff Inc.	14,250	417,525

Hypermarkets & Super Centers—0.1%
Pricesmart Inc.	11,300	429,739

Industrial Machinery—4.2%
Actuant Corp.	24,826	660,868
Briggs & Stratton Corp.	19,947	392,756
Chart Industries Inc.	16,442	555,411	(a)
CLARCOR Inc.	114,600	4,915,194
Columbus McKinnon Corp.	26,998	548,599	(a)
Flowserve Corp.	24,950	2,974,539
Harsco Corp.	65,600	1,857,792
IDEX Corp.	134,500	5,261,640
Kaydon Corp.	9,150	372,588
Kennametal Inc.	13,734	541,944
Lincoln Electric Holdings Inc.	8,986	586,516
Middleby Corp.	58,900	4,972,338	(a)
Mueller Industries Inc.	63,000	2,060,100
Nordson Corp.	50,500	4,639,940
Robbins & Myers Inc.	64,500	2,307,810
Tennant Co.	10,900	418,669
Timken Co.	76,050	3,629,866
Valmont Industries Inc.	3,924	348,177
		37,044,747

Industrial REITs—0.1%
DuPont Fabros Technology Inc.	16,650	354,145
First Potomac Realty Trust	24,350	409,567
		763,712

Insurance Brokers—0.6%
Arthur J Gallagher & Co.	80,500	2,340,940
Brown & Brown Inc.	134,500	3,219,930
		5,560,870

Internet Software & Services—1.1%
Art Technology Group Inc.	329,700	1,971,606	(a)
comScore Inc.	121,000	2,699,510	(a)
Constant Contact Inc.	96,500	2,990,535	(a)
Liquidity Services Inc.	21,800	306,290	(a)
LogMeIn Inc.	26,500	1,175,010	(a)
NIC Inc.	45,200	438,892
		9,581,843

Investment Banking & Brokerage—1.2%
GFI Group Inc.	384,500	1,803,305
Piper Jaffray companies	26,239	918,627	(a)
Raymond James Financial Inc.	223,400	7,305,180
Stifel Financial Corp.	8,005	496,630	(a)
SWS Group Inc.	31,429	158,717
		10,682,459

IT Consulting & Other Services—0.3%
CACI International Inc.	6,850	365,790	(a)
iGate Corp.	54,229	1,068,854
SRA International Inc.	61,000	1,247,450	(a)
Unisys Corp.	9,900	256,311	(a)
		2,938,405

Leisure Products—0.6%
Brunswick Corp.	15,696	294,143
Polaris Industries Inc.	69,655	5,434,483
		5,728,626

Life & Health Insurance—0.1%
American Equity Investment Life Holding Co.	35,971	451,436
Delphi Financial Group Inc.	15,801	455,701
		907,137

Life Sciences Tools & Services—2.2%
Bio-Rad Laboratories Inc.	40,000	4,154,000	(a)
Bruker Corp.	387,059	6,425,179	(a)
ICON PLC ADR	178,100	3,900,390	(a)
Luminex Corp.	134,500	2,458,660	(a)
Techne Corp.	35,000	2,298,450
		19,236,679

Managed Healthcare—1.2%
AMERIGROUP Corp.	12,250	538,020	(a)
Centene Corp.	196,650	4,983,111	(a)
Metropolitan Health Networks Inc.	20,406	91,215	(a)
Molina Healthcare Inc.	187,250	5,214,913	(a)
		10,827,259

Metal & Glass Containers—1.1%
AEP Industries Inc.	15,042	390,340	(a)
Aptargroup Inc.	107,500	5,113,775
Myers Industries Inc.	24,434	237,987
Silgan Holdings Inc.	107,000	3,831,670
		9,573,772

Movies & Entertainment—0.0%*
Madison Square Garden Inc.	12,800	329,984	(a)

Multi-Line Insurance—0.9%
HCC Insurance Holdings Inc.	246,700	7,139,498
Horace Mann Educators Corp.	23,544	424,734
		7,564,232

Multi-Sector Holdings—0.0%*
Compass Diversified Holdings	23,421	414,318

Multi-Utilities—0.7%
Avista Corp.	35,971	810,067
Black Hills Corp.	22,236	667,080
OGE Energy Corp.	112,650	5,130,081
		6,607,228

Office Electronics—0.3%
Zebra Technologies Corp.	76,600	2,910,034	(a)

Office REITs—1.4%
BioMed Realty Trust Inc.	332,571	6,202,449
Digital Realty Trust Inc.	114,000	5,875,560
Highwoods Properties Inc.	7,194	229,129
Lexington Realty Trust	21,120	167,904
		12,475,042

Office Services & Supplies—0.2%
Herman Miller Inc.	52,200	1,320,660
Kimball International Inc.	23,230	160,287
Knoll Inc.	23,980	401,185
		1,882,132

Oil & Gas Drilling—0.4%
Pioneer Drilling Co.	399,288	3,517,727	(a)

Oil & Gas Equipment & Services—2.6%
Dawson Geophysical Co.	22,890	730,191	(a)
Dril-Quip Inc.	57,300	4,453,356	(a)
Hornbeck Offshore Services Inc.	29,073	607,044	(a)
Oil States International Inc.	159,350	10,212,742	(a)
RPC Inc.	13,125	237,825
Superior Energy Services Inc.	134,500	4,706,155	(a)
Tetra Technologies Inc.	188,000	2,231,560	(a)
		23,178,873

Oil & Gas Exploration & Production—2.7%
Brigham Exploration Co.	86,250	2,349,450	(a)
Contango Oil & Gas Co.	12,686	734,900	(a)
GMX Resources Inc.	48,096	265,490	(a)
Gulfport Energy Corp.	102,400	2,216,960	(a)
Oasis Petroleum Inc.	80,500	2,183,160	(a)
Petroleum Development Corp.	15,754	664,976	(a)
Resolute Energy Corp.	147,500	2,177,100	(a)
Rosetta Resources Inc.	53,500	2,013,740	(a)
SandRidge Energy Inc.	269,000	1,969,080	(a)
SM Energy Co.	151,582	8,932,727
Vaalco Energy Inc.	24,002	171,854	(a)
Venoco Inc.	17,700	326,565	(a)
		24,006,002

Oil & Gas Refining & Marketing—0.0%*
Holly Corp.	9,300	379,161

Oil & Gas Storage & Transportation—0.0%*
Knightsbridge Tankers Ltd.	8,999	200,408

Packaged Foods & Meats—4.0%
Del Monte Foods Co.	502,975	9,455,930
Flowers Foods Inc.	188,000	5,059,080
Lancaster Colony Corp.	81,000	4,633,200
Sanderson Farms Inc.	10,960	429,084
Smart Balance Inc.	242,000	1,047,860	(a)
Smithfield Foods Inc.	306,700	6,327,221	(a)
Snyders-Lance Inc.	134,500	3,152,680
The Hain Celestial Group Inc.	120,000	3,247,200	(a)
TreeHouse Foods Inc.	40,000	2,043,600	(a)
		35,395,855

Paper Packaging—0.8%
Packaging Corporation of America	255,900	6,612,456
Rock-Tenn Co.	7,950	428,902
		7,041,358

Paper Products—0.1%
Clearwater Paper Corp.	3,600	281,880	(a)
Neenah Paper Inc.	8,542	168,107
		449,987

Personal Products—0.2%
Alberto-Culver Co.	54,000	2,000,160
Revlon Inc.	19,900	195,816	(a)
		2,195,976

Pharmaceuticals—0.1%
Hi-Tech Pharmacal Company Inc.	6,337	158,108	(a)
Par Pharmaceutical Companies Inc.	10,608	408,514	(a)
Questcor Pharmaceuticals Inc.	26,930	396,679	(a)
The Medicines Co.	25,050	353,956	(a)
		1,317,257
Photographic Products—0.0%*
Eastman Kodak Co.	78,600	421,296	(a)

Property & Casualty Insurance—2.2%
Alleghany Corp.	5,400	1,654,398	(a)
Allied World Assurance Company Holdings Ltd.	80,500	4,784,920
American Safety Insurance Holdings Ltd.	28,776	615,231	(a)
Argo Group International Holdings Ltd.	62,748	2,349,913
Aspen Insurance Holdings Ltd.	134,000	3,835,080
CNA Surety Corp.	11,458	271,325	(a)
First American Financial Corp.	27,100	404,874
First Mercury Financial Corp.	15,042	246,689
National Interstate Corp.	41,800	894,520
The Navigators Group Inc.	81,000	4,078,350	(a)
Tower Group Inc.	19,764	505,563
		19,640,863
Publishing—1.3%
John Wiley & Sons Inc.	147,062	6,653,085
Morningstar Inc.	80,500	4,272,940
Valassis Communications Inc.	7,800	252,330	(a)
		11,178,355
Railroads—0.9%
Genesee & Wyoming Inc.	150,200	7,953,090	(a)

Regional Banks—3.6%
BancorpSouth Inc.	24,198	385,958
Bank of the Ozarks Inc.	12,911	559,692
Banner Corp.	112,490	260,977
Camden National Corp.	5,389	195,244
Cardinal Financial Corp.	15,029	174,787
CoBiz Financial Inc.	24,094	146,492
Cullen Frost Bankers Inc.	79,100	4,834,592
East West Bancorp Inc.	37,841	739,792
First Horizon National Corp.	28,607	336,992	(a)
Fulton Financial Corp.	144,300	1,492,062
Glacier Bancorp Inc.	11,903	179,854
Great Southern Bancorp Inc.	6,633	156,473
Iberiabank Corp.	14,244	842,248
Lakeland Financial Corp.	14,100	302,586
Old National Bancorp	24,422	290,378
PacWest BanCorp.	25,833	552,310
Peoples Bancorp Inc.	9,941	155,577
Prosperity Bancshares Inc.	126,118	4,953,915
Sandy Spring Bancorp Inc.	14,754	271,916
Southwest Bancorp Inc.	30,555	378,882
Sterling Bancorp	71,188	745,338
Susquehanna Bancshares Inc.	41,203	398,845
SVB Financial Group	90,000	4,774,500	(a)
UMB Financial Corp.	107,000	4,431,940
Umpqua Holdings Corp.	52,282	636,795
Westamerica Bancorp.	58,000	3,217,260
Whitney Holding Corp.	26,554	375,739
Wintrust Financial Corp.	11,816	390,283
		32,181,427

Reinsurance—0.0%*
Maiden Holdings Ltd.	40,640	319,430

Research & Consulting Services—0.5%
CoStar Group Inc.	67,000	3,856,520	(a)
Resources Connection Inc.	7,100	131,989
		3,988,509

Residential REITs—0.1%
Mid-America Apartment Communities Inc.	9,156	581,314

Restaurants—1.0%
Bob Evans Farms Inc.	3,166	104,351
Cracker Barrel Old Country Store Inc.	124,600	6,824,342
Domino’s Pizza Inc.	17,900	285,505	(a)
Einstein Noah Restaurant Group Inc.	22,400	314,720	(a)
Wendy’s Arby’s Group Inc.	280,600	1,296,372
		8,825,290

Retail REITs—0.1%
Getty Realty Corp.	12,900	403,512
Saul Centers Inc.	8,200	388,270
		791,782

Security & Alarm Services—0.2%
The Brink’s Company	63,575	1,708,896

Semiconductor Equipment—0.9%
GT Solar International Inc.	47,350	431,832	(a)
MKS Instruments Inc.	26,318	644,528	(a)
Rudolph Technologies Inc.	498,600	4,103,478	(a)
Varian Semiconductor Equipment Associates Inc.	68,800	2,543,536	(a)
		7,723,374

Semiconductors—1.7%
Ceva Inc.	21,685	444,543	(a)
Diodes Inc.	33,445	902,681	(a)
Fairchild Semiconductor International Inc.	46,311	722,915	(a)
Integrated Device Technology Inc.	111,980	745,787	(a)
IXYS Corp.	29,912	347,577	(a)
Lattice Semiconductor Corp.	67,700	410,262	(a)
Microsemi Corp.	201,500	4,614,350	(a)
Pericom Semiconductor Corp.	29,967	329,038	(a)
RF Micro Devices Inc.	137,674	1,011,904	(a)
Semtech Corp.	155,200	3,513,728	(a)
Standard Microsystems Corp.	41,335	1,191,688	(a)
TriQuint Semiconductor Inc.	39,400	460,586	(a)
		14,695,059

Soft Drinks—0.0%*
National Beverage Corp.	21,100	277,254

Specialized Consumer Services—0.3%
Matthews International Corp.	67,500	2,361,150
Sotheby’s	9,500	427,500
		2,788,650

Specialized Finance—0.1%
NewStar Financial Inc.	53,668	567,271	(a)

Specialized REITs—1.4%
DiamondRock Hospitality Co.	47,834	574,008	(a)
Healthcare Realty Trust Inc.	214,000	4,530,380
Hersha Hospitality Trust	59,253	391,070
National Health Investors Inc.	9,156	412,203
Omega Healthcare Investors Inc.	249,400	5,596,536
Sabra Healthcare REIT Inc.	49,400	908,960
Universal Health Realty Income Trust	10,100	368,953
		12,782,110

Specialty Chemicals—2.2%
Arch Chemicals Inc.	142,000	5,386,060
Ferro Corp.	26,300	385,032	(a)
HB Fuller Co.	30,085	617,344
Minerals Technologies Inc.	6,450	421,894
Omnova Solutions Inc.	41,950	350,702	(a)
PolyOne Corp.	31,000	387,190	(a)
Quaker Chemical Corp.	10,372	432,201
Sensient Technologies Corp.	309,707	11,375,538
Stepan Co.	1,724	131,490
WR Grace & Co.	9,600	337,248	(a)
		19,824,699

Specialty Stores—1.4%
Jo-Ann Stores Inc.	109,500	6,594,090	(a)
Tractor Supply Co.	103,700	5,028,413
Ulta Salon Cosmetics & Fragrance Inc.	15,150	515,100	(a)
		12,137,603
Steel—0.7%
Carpenter Technology Corp.	33,860	1,362,526
Commercial Metals Co.	286,900	4,759,671
		6,122,197

Systems Software—1.8%
Ariba Inc.	161,000	3,781,890	(a)
MICROS Systems Inc.	155,500	6,820,230	(a)
Progress Software Corp.	95,874	4,057,388	(a)
Sourcefire Inc.	54,000	1,400,220	(a)
		16,059,728

Technology Distributors—0.2%
Insight Enterprises Inc.	22,550	296,758	(a)
Scansource Inc.	16,950	540,705	(a)
Tech Data Corp.	15,696	690,938	(a)
		1,528,401

Thrifts & Mortgage Finance—0.1%
Northwest Bancshares Inc.	48,778	573,629
Washington Federal Inc.	35,339	597,936
		1,171,565

Tires & Rubber—0.1%
Cooper Tire & Rubber Co.	37,744	890,004

Trading Companies & Distributors—0.7%
Applied Industrial Technologies Inc.	170,200	5,528,096
DXP Enterprises Inc.	15,050	361,200	(a)
TAL International Group Inc.	13,050	402,853
		6,292,149

Trucking—1.1%
Landstar System Inc.	93,500	3,827,890
Marten Transport Ltd.	19,333	413,340
Old Dominion Freight Line Inc.	183,950	5,884,561	(a)
		10,125,791

Total Common Stock		811,274,011
(Cost $668,543,407)

Other Investments—0.0%*
GEI Investment Fund		74,686	(k)
(Cost $78,617)

Total Investments in Securities		811,348,697
(Cost $668,622,024)

Short-Term Investments—8.2%
GE Money Market Fund Institutional Class
0.00%		72,539,209	(d,k)
(Cost $72,539,209)

Total Investments		883,887,906
(Cost $741,161,233)

Other Assets and Liabilities, net—0.0%*		89,018

NET ASSETS—100.0%		$883,976,924

Other Information

The Fund had the following long future contract open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation
Russell 2000 Mini Index Futures	March 2011	439	$34,342,970	$448,668

GE Institutional Strategic Investment Fund

Schedule of Investments—December 31, 2010 (unaudited)

The securities information regarding holdings, allocations and other characteristics are presented to illustrate examples of securities that the Fund has bought and the diversity of areas in which the Fund may invest as of a particular date. It may not be representative of the Fund’s current or future investments and should not be construed as a recommendation to purchase or sell a particular security.

Domestic Equity—34.5% †	Number of Shares	Fair Value
Advertising—0.5%
Omnicom Group Inc.	75,289	$3,448,236

Aerospace & Defense—0.7%
Alliant Techsystems Inc.	12,027	895,170	(a)
Hexcel Corp.	68,522	1,239,563	(a)
Honeywell International Inc.	49,647	2,639,234
Rockwell Collins Inc.	4,929	287,164
		5,061,131

Agricultural Products—0.1%
Archer-Daniels-Midland Co.	22,655	681,462

Air Freight & Logistics—0.1%
FedEx Corp.	6,068	564,385
UTi Worldwide Inc.	16,700	354,040
		918,425

Apparel Retail—0.1%
Urban Outfitters Inc.	20,624	738,545	(a)

Apparel, Accessories & Luxury Goods—0.2%
Coach Inc.	24,368	1,347,794

Application Software—0.3%
Blackboard Inc.	15,068	622,308	(a)
Citrix Systems Inc.	17,264	1,181,030	(a)
		1,803,338

Asset Management & Custody Banks—1.5%
Affiliated Managers Group Inc.	14,003	1,389,378	(a)
Ameriprise Financial Inc.	26,533	1,526,974
Franklin Resources Inc.	902	100,311
Invesco Ltd.	110,720	2,663,924
State Street Corp.	89,725	4,157,856	(e)
The Bank of New York Mellon Corp.	32,974	995,815
		10,834,258

Automobile Manufacturers—0.2%
O’Reilly Automotive Inc.	18,212	1,100,369

Biotechnology—1.4%
Alexion Pharmaceuticals Inc.	9,198	740,899	(a)
Amgen Inc.	68,955	3,785,630	(a,h)
Gilead Sciences Inc.	105,472	3,822,305	(a)
Human Genome Sciences Inc.	19,230	459,405	(a)
Incyte Corp Ltd.	26,698	442,119	(a)
Vertex Pharmaceuticals Inc.	18,696	654,921	(a)
		9,905,279

Brewers—0.0%*
Molson Coors Brewing Co.	3,381	169,692

Broadcasting—0.1%
Discovery Communications Inc.	6,836	285,061	(a)
Discovery Communications Inc.	11,458	420,394	(a)
		705,455

Cable & Satellite—0.5%
DIRECTV	52,416	2,092,971	(a)
Liberty Global Inc.	48,401	1,640,310	(a)
		3,733,281

Casinos & Gaming—0.1%
Penn National Gaming Inc.	26,920	946,238	(a)

Coal & Consumable Fuels—0.1%
Peabody Energy Corp.	14,465	925,470

Communications Equipment—1.3%
Cisco Systems Inc.	156,874	3,173,561	(a,h)
Juniper Networks Inc.	32,589	1,203,186	(a)
QUALCOMM Inc.	103,601	5,127,214	(h)
		9,503,961

Computer Hardware—0.7%
Apple Inc.	12,842	4,142,316	(a)
Hewlett-Packard Co.	13,740	578,454
		4,720,770

Computer Storage & Peripherals—0.1%
Synaptics Inc.	35,180	1,033,588	(a)

Construction & Engineering—0.1%
Quanta Services Inc.	22,035	438,937	(a)

Construction & Farm Machinery & Heavy Trucks—0.3%
Cummins Inc.	5,885	647,409
Deere & Co.	14,301	1,187,698
		1,835,107

Consumer Finance—0.1%
American Express Co.	14,954	641,826

Data Processing & Outsourced Services—0.8%
Automatic Data Processing Inc.	3,381	156,473
The Western Union Co.	154,292	2,865,203
Visa Inc.	37,583	2,645,092
		5,666,768

Department Stores—0.1%
Macy’s Inc.	15,111	382,308

Distributors—0.0%*
Genuine Parts Co.	3,658	187,802

Diversified Chemicals—0.0%*
EI du Pont de Nemours & Co.	4,221	210,543

Diversified Financial Services—1.0%
Bank of America Corp.	76,601	1,021,858
Citigroup Inc.	124,385	588,341	(a)
JPMorgan Chase & Co.	72,761	3,086,521
US BanCorp	16,060	433,139
Wells Fargo & Co.	53,060	1,644,329
		6,774,188

Diversified Metals & Mining—0.1%
Freeport-McMoRan Copper & Gold Inc.	6,243	749,722

Diversified Support Services—0.1%
Iron Mountain Inc.	22,974	574,580

Drug Retail—0.1%
CVS Caremark Corp.	9,100	316,407

Electric Utilities—0.7%
Edison International	11,457	442,240
Entergy Corp.	5,058	358,258
ITC Holdings Corp.	30,787	1,908,178
NextEra Energy Inc.	9,422	489,850
Northeast Utilities	36,230	1,155,013
Southern Co.	7,213	275,753
		4,629,292

Electrical Components & Equipment—0.3%
Cooper Industries PLC	25,908	1,510,177
Emerson Electric Co.	7,326	418,827
		1,929,004

Electronic Components—0.1%
Corning Inc.	25,515	492,950

Environmental & Facilities Services—0.0%*
Stericycle Inc.	4,306	348,442	(a)

Fertilizers & Agricultural Chemicals—0.5%
Intrepid Potash Inc.	21,054	785,104	(a)
Monsanto Co.	39,946	2,781,839
		3,566,943

Food Distributors—0.0%*
Sysco Corp.	6,199	182,251

General Merchandise Stores—0.5%
Dollar General Corp.	19,442	596,286	(a)
Target Corp.	43,859	2,637,242
		3,233,528

Healthcare Distributors—0.0%*
Cardinal Health Inc.	9,103	348,736

Healthcare Equipment—1.0%
Becton Dickinson and Co.	2,630	222,288
Covidien PLC	67,144	3,065,795
Gen-Probe Inc.	11,570	675,109	(a)
Masimo Corp.	37,566	1,092,044
ResMed Inc.	50,958	1,765,185	(a)
		6,820,421

Healthcare Services—0.8%
Catalyst Health Solutions Inc.	26,953	1,253,045	(a)
Express Scripts Inc.	66,048	3,569,894	(a)
Medco Health Solutions Inc.	4,651	284,967	(a)
Omnicare Inc.	26,496	672,733
		5,780,639

Healthcare Technology—0.1%
MedAssets Inc.	37,921	765,625	(a)

Home Entertainment Software—0.2%
Activision Blizzard Inc.	90,088	1,120,695

Home Improvement Retail—0.5%
Home Depot Inc.	7,889	276,588
Lowe’s companies Inc.	140,850	3,532,518
		3,809,106

Homebuilding—0.1%
MDC Holdings Inc.	12,851	369,724

Homefurnishing Retail—0.2%
Bed Bath & Beyond Inc.	27,831	1,367,893	(a,h)

Hotels, Resorts & Cruise Lines—0.2%
Carnival Corp.	29,212	1,346,965
Marriott International Inc.	6,671	277,113
		1,624,078

Household Products—0.5%
Clorox Co.	17,540	1,109,931
Kimberly-Clark Corp.	4,465	281,474
The Procter & Gamble Co.	34,282	2,205,361
		3,596,766

Hypermarkets & Super Centers—0.0%*
Wal-Mart Stores Inc.	4,591	247,593

Independent Power Producers & Energy Traders—0.1%
Calpine Corp.	16,487	219,937	(a)
The AES Corp.	17,798	216,780	(a)
		436,717

Industrial Conglomerates—0.0%*
3M Co.	1,747	150,766

Industrial Gases—0.5%
Praxair Inc.	35,902	3,427,564

Industrial Machinery—0.3%
Eaton Corp.	4,754	482,578
Harsco Corp.	50,220	1,422,230
		1,904,808

Integrated Oil & Gas—1.0%
Chevron Corp.	30,759	2,806,758
ConocoPhillips	8,903	606,294
Exxon Mobil Corp.	33,445	2,445,498	(h)
Marathon Oil Corp.	16,189	599,479
Occidental Petroleum Corp.	3,494	342,761
		6,800,790

Integrated Telecommunication Services—0.4%
AT&T Inc.	55,512	1,630,942
Verizon Communications Inc.	33,630	1,203,281
Windstream Corp.	8,572	119,494
		2,953,717

Internet Software & Services—0.7%
Equinix Inc.	21,378	1,737,176	(a)
Google Inc.	4,081	2,423,992	(a)
MercadoLibre Inc.	10,888	725,685	(a)
		4,886,853

Investment Banking & Brokerage—0.7%
Morgan Stanley	21,590	587,464
The Goldman Sachs Group Inc.	23,597	3,968,072
		4,555,536

IT Consulting & Other Services—0.4%
International Business Machines Corp.	19,097	2,802,675

Life & Health Insurance—0.6%
Aflac Inc.	23,263	1,312,731
MetLife Inc.	21,438	952,705
Principal Financial Group Inc.	23,553	766,886
Prudential Financial Inc.	23,119	1,357,316
		4,389,638

Life Sciences Tools & Services—0.8%
Covance Inc.	17,217	885,126	(a)
Illumina Inc.	20,445	1,294,986	(a)
Life Technologies Corp.	15,339	851,314	(a)
Mettler-Toledo International Inc.	7,348	1,111,091	(a)
Thermo Fisher Scientific Inc.	33,621	1,861,258	(a)
		6,003,775

Movies & Entertainment—0.5%
News Corp.	60,451	880,167
Regal Entertainment Group	31,050	364,527
The Walt Disney Co.	22,572	846,676
Time Warner Inc.	55,030	1,770,315
		3,861,685

Multi-Line Insurance—0.2%
HCC Insurance Holdings Inc.	55,565	1,608,051

Multi-Utilities—0.2%
Dominion Resources Inc.	28,972	1,237,683
Xcel Energy Inc.	5,344	125,851
		1,363,534

Office REITs—0.1%
Douglas Emmett Inc.	33,301	552,797
SL Green Realty Corp.	6,955	469,532
		1,022,329

Oil & Gas Equipment & Services—1.3%
Dresser-Rand Group Inc.	21,650	922,073	(a)
Halliburton Co.	5,888	240,407
McDermott International Inc.	23,714	490,643	(a)
National Oilwell Varco Inc.	5,057	340,083
Schlumberger Ltd.	68,509	5,720,501	(h)
Weatherford International Ltd.	52,776	1,203,293	(a)
		8,917,000

Oil & Gas Exploration & Production—0.9%
Apache Corp.	20,151	2,402,604
Devon Energy Corp.	5,496	431,491
EQT Corp.	16,412	735,914
Petrohawk Energy Corp.	43,531	794,441	(a)
Pioneer Natural Resources Co.	9,935	862,557
Range Resources Corp.	14,579	655,763
Southwestern Energy Co.	9,867	369,322	(a)
		6,252,092

Oil & Gas Storage & Transportation—0.2%
El Paso Corp.	76,342	1,050,465
Spectra Energy Corp.	20,646	515,943
		1,566,408

Packaged Foods & Meats—0.5%
Kellogg Co.	4,283	218,776
Kraft Foods Inc.	49,608	1,563,148
McCormick & Company Inc.	19,381	901,797
Mead Johnson Nutrition Co.	10,581	658,667
		3,342,388

Personal Products—0.0%*
Avon Products Inc.	11,591	336,834

Pharmaceuticals—0.8%
Abbott Laboratories	3,945	189,005
Bristol-Myers Squibb Co.	34,653	917,611
Hospira Inc.	16,679	928,854	(a)
Johnson & Johnson	36,676	2,268,411
Merck & Company Inc.	7,729	278,553
Pfizer Inc.	67,219	1,177,004
		5,759,438

Property & Casualty Insurance—0.3%
ACE Ltd.	27,484	1,710,879
The Travelers companies Inc.	4,057	226,015
		1,936,894
Railroads—0.2%
Union Pacific Corp.	13,901	1,288,067

Real Estate Services—0.3%
CB Richard Ellis Group Inc. (REIT)	117,101	2,398,228	(a)

Regional Banks—0.1%
Regions Financial Corp.	63,193	442,351
Zions Bancorp.	23,317	564,971
		1,007,322

Reinsurance—0.1%
PartnerRe Ltd.	7,678	616,927

Research & Consulting Services—0.2%
IHS Inc.	13,708	1,101,986	(a)

Restaurants—0.1%
McDonald's Corp.	7,438	570,941

Security & Alarm Services—0.3%
Corrections Corporation of America	93,349	2,339,326	(a)

Semiconductor Equipment—0.1%
KLA-Tencor Corp.	19,150	739,956

Semiconductors—1.1%
Cree Inc.	6,457	425,452	(a)
Hittite Microwave Corp.	19,124	1,167,329	(a)
Intel Corp.	148,272	3,118,160	(h)
Marvell Technology Group Ltd.	58,962	1,093,745	(a)
Microchip Technology Inc.	15,798	540,450
Texas Instruments Inc.	40,122	1,303,965
		7,649,101

Soft Drinks—0.8%
Coca-Cola Enterprises Inc.	28,149	704,569
PepsiCo Inc.	76,836	5,019,696	(h)
		5,724,265

Specialized Finance—0.7%
CBOE Holdings Inc.	21,577	493,250
CME Group Inc.	13,022	4,189,829
MSCI Inc.	14,423	561,920	(a)
		5,244,999

Specialized REITs—0.1%
Healthcare Inc.	3,043	144,969
Public Storage	1,691	171,501
Rayonier Inc.	1,754	92,120
		408,590

Specialty Chemicals—0.0%*
Cytec Industries Inc.	4,374	232,084

Steel—0.6%
Allegheny Technologies Inc.	68,221	3,764,434
Steel Dynamics Inc.	42,257	773,303
		4,537,737

Systems Software—1.6%
Microsoft Corp.	234,523	6,547,882	(h)
Oracle Corp.	66,288	2,074,814
Rovi Corp.	43,481	2,696,257	(a)
		11,318,953

Thrifts & Mortgage Finance—0.2%
People's United Financial Inc.	84,478	1,183,537

Tobacco—0.1%
Philip Morris International Inc.	7,076	414,158

Trading Companies & Distributors—0.1%
MSC Industrial Direct Co.	11,349	734,167

Water Utilities—0.0%*
American Water Works Company Inc.	4,959	125,413

Wireless Telecommunication Services—0.9%
American Tower Corp.	26,075	1,346,513	(a)
NII Holdings Inc.	106,406	4,752,092	(a)
		6,098,605

Total Domestic Equity		243,603,020
(Cost $205,461,124)

Foreign Equity—27.4%

Common Stock—26.6%

Aerospace & Defense—0.6%
CAE Inc.	112,979	1,308,699
European Aeronautic Defence and Space Company N.V.	54,748	1,280,920
Safran S.A.	39,745	1,412,978
		4,002,597

Agricultural Products—0.1%
China Agri-Industries Holdings Ltd.	110,752	126,087
Cosan SA Industria e Comercio	16,798	279,393
Global Bio-Chem Technology Group Company Ltd.	512,696	78,484
IOI Corporation Bhd	55,076	103,775
		587,739

Apparel Retail—0.1%
Esprit Holdings Ltd.	124,404	590,522

Apparel, Accessories & Luxury Goods—0.2%
Adidas AG	18,344	1,203,154
China Dongxiang Group Company	120,434	52,675
Ports Design Ltd.	71,677	197,780
		1,453,609

Application Software—0.4%
Autonomy Corporation PLC	41,245	971,858	(a)
Longtop Financial Technologies Ltd. ADR	11,901	430,578	(a)
SAP AG	23,093	1,180,354
		2,582,790

Asset Management & Custody Banks—0.0%*
Mirae Asset Securities Company Ltd.	3,161	166,838

Automobile Manufacturers—1.0%
Daimler AG	28,986	1,972,696
Hyundai Motor Company	950	145,233	(a)
Mahindra & Mahindra Ltd.	6,010	104,636
Suzuki Motor Corp.	126,999	3,131,718
Toyota Motor Corp.	38,580	1,531,689
		6,885,972

Brewers—0.0%*
Anadolu Efes Biracilik Ve Malt Sanayii AS	10,265	156,076

Broadcasting—0.0%*
Grupo Televisa S.A. ADR	7,134	184,985	(a)
Zee Entertainment Enterprises Ltd.	43,564	143,216
Zee Learn Ltd.	5,445	3,391	(a)
		331,592

Building Products—0.2%
Daikin Industries Ltd.	28,000	994,267

Casinos & Gaming—0.0%*
Genting Bhd	29,500	106,960

Coal & Consumable Fuels—0.2%
Paladin Energy Ltd.	282,340	1,426,804	(a)

Communications Equipment—0.6%
HTC Corp.	10,142	313,062
Research In Motion Ltd.	13,599	790,510	(a)
Research In Motion Ltd.	29,026	1,696,311	(a)
Telefonaktiebolaget LM Ericsson	108,363	1,259,669
ZTE Corp.	10,633	42,334
		4,101,886

Construction & Engineering—0.5%
China State Construction International Holdings Ltd.	197,434	186,674
Doosan Heavy Industries and Construction Company Ltd.	3,427	259,086	(a)
Larsen & Toubro Ltd.	37,881	1,675,693
Vinci S.A.	20,418	1,114,298
		3,235,751

Construction & Farm Machinery & Heavy Trucks—0.2%
CSR Corp Ltd.	881,803	1,159,305
First Tractor Company Ltd.	64,221	71,791
Sany Heavy Equipment International Holdings Company Ltd.	203,089	301,486
United Tractors Tbk PT	58,498	154,523
		1,687,105

Construction Materials—0.1%
CRH PLC	45,761	960,765

Consumer Electronics—0.0%*
LG Electronics Inc.	542	56,354	(a)

Distillers & Vintners—0.1%
Diageo PLC	37,438	694,586
Diageo PLC ADR	2,306	171,405
		865,991

Diversified Capital Markets—0.3%
Credit Suisse Group AG	45,825	1,851,977

Diversified Financial Services—3.0%
Axis Bank Ltd.	8,299	250,130
Banco Santander Brasil S.A.	162,200	2,203,379
Banco Santander S.A.	242,760	2,581,950
Bank of China Ltd.	2,480,987	1,311,720
Bank Rakyat Indonesia Persero Tbk PT	202,499	235,987
BNP Paribas	48,586	3,103,248
Credit Agricole S.A.	50,169	639,660
Grupo Financiero Banorte SAB de C.V.	25,436	121,055
Halyk Savings Bank of Kazakhstan JSC GDR	10,003	100,530	(a)
HSBC Holdings PLC	381,280	3,886,750
ICICI Bank Ltd.	5,363	136,645
Industrial & Commercial Bank of China	208,472	154,739
Kasikornbank PCL	68,034	294,524
KB Financial Group Inc.	2,246	118,742	(a)
Lloyds Banking Group PLC	1,897,305	1,951,630	(a)
Metropolitan Bank & Trust	151,260	248,590
Mitsubishi UFJ Financial Group Inc.	311,992	1,688,731
Standard Bank Group Ltd.	12,189	198,152
UniCredit S.p.A.	730,475	1,516,992
Yapi ve Kredi Bankasi AS	88,796	280,408	(a)
		21,023,562

Diversified Metals & Mining—1.4%
Anglo American PLC	5,080	265,289
Antofagasta PLC	15,362	387,711
BHP Billiton PLC	94,261	3,764,761
China Molybdenum Company Ltd.	116,874	106,746
Eurasian Natural Resources Corporation PLC	17,049	279,740
Lynas Corporation Ltd.	560,206	1,182,933	(a)
New World Resources N.V.	16,238	244,315
Rio Tinto PLC	50,339	3,535,959
		9,767,454

Diversified Real Estate Activities—0.2%
Mitsubishi Estate Company Ltd. (REIT)	50,000	928,426
Sumitomo Realty & Development Company Ltd. (REIT)	32,000	765,033
		1,693,459

Diversified Support Services—0.2%
Brambles Ltd.	146,273	1,067,553

Education Services—0.0%*
MegaStudy Company Ltd.	820	127,310	(a)

Electric Utilities—0.1%
Power Grid Corporation of India Ltd.	221,560	487,070

Electrical Components & Equipment—0.4%
Schneider Electric S.A.	18,282	2,746,938
Zhuzhou CSR Times Electric Company Ltd.	57,674	227,026
		2,973,964

Electronic Components—0.3%
Delta Electronics Inc.	423,343	2,069,054
Samsung SDI Company Ltd.	1,230	182,078	(a)
		2,251,132

Electronic Equipment & Instruments—0.0%*
China Security & Surveillance Technology Inc.	18,873	100,593	(a)
Wasion Group Holdings Ltd.	138,847	91,807
		192,400

Electronic Manufacturing Services—0.1%
Hon Hai Precision Industry Company Ltd.	93,694	377,585

Fertilizers & Agricultural Chemicals—1.0%
Potash Corporation of Saskatchewan Inc.	23,494	3,651,837
Potash Corporation of Saskatchewan Inc.	3,730	577,516
Sinofert Holdings Ltd.	118,947	61,664
Sociedad Quimica y Minera de Chile S.A. ADR	13,651	797,491
Syngenta AG	7,371	2,162,824
Taiwan Fertilizer Company Ltd.	39,704	148,431
		7,399,763

Food Distributors—0.0%*
Alliance Global Group Inc.	477,012	136,102

Food Retail—0.5%
Koninklijke Ahold N.V.	69,361	918,975
Shoprite Holdings Ltd.	13,842	208,496
Tesco PLC	314,789	2,094,611
X5 Retail Group N.V. GDR	3,508	162,245	(a)
		3,384,327

Gold—0.1%
Barrick Gold Corp.	10,509	558,868
Kinross Gold Corp.	24,573	467,645
		1,026,513

Healthcare Distributors—0.0%*
Sinopharm Group Co.	18,400	64,145

Healthcare Services—0.0%*
Fleury S.A.	15,000	240,813

Healthcare Supplies—0.4%
Cie Generale d'Optique Essilor International S.A.	40,129	2,593,506
Shandong Weigao Group Medical Polymer Company Ltd.	48,875	138,320
		2,731,826

Heavy Electrical Equipment—0.0%*
Xinjiang Goldwind Science & Technology Company Ltd.	31,241	65,828	(a)

Hotels, Resorts & Cruise Lines—0.0%*
Minor International PCL	292,900	114,653

Household Appliances—0.0%*
Techtronic Industries Co.	112,999	147,397

Household Products—0.6%
Reckitt Benckiser Group PLC	39,770	2,194,874
Unicharm Corp.	50,700	2,019,123
		4,213,997

Human Resource & Employment Services—0.1%
The Capita Group PLC	88,092	960,622

Hypermarkets & Super Centers—0.3%
Metro AG	32,741	2,366,610

Independent Power Producers & Energy Traders—0.0%*
China WindPower Group Ltd.	444,577	44,608	(a)

Industrial Conglomerates—1.2%
Chongqing Machinery & Electric Company Ltd.	442,002	164,891
Hutchison Whampoa Ltd.	145,582	1,501,955
Koninklijke Philips Electronics N.V.	87,497	2,690,388
Siemens AG	34,353	4,272,199
		8,629,433

Industrial Gases—0.6%
Linde AG	20,893	3,182,695
OCI Materials Company Ltd.	2,281	206,213	(a)
Taiyo Nippon Sanso Corp.	88,988	786,689
		4,175,597

Industrial Machinery—0.4%
FANUC Corp.	9,000	1,383,762
SMC Corp.	7,600	1,303,446
		2,687,208

Integrated Oil & Gas—2.1%
BG Group PLC	106,619	2,163,389
ENI S.p.A.	27,931	612,274
Gazprom OAO ADR	11,422	290,576
Lukoil OAO ADR	7,038	402,714
Petroleo Brasileiro S.A. ADR	70,963	2,424,805
Royal Dutch Shell PLC	88,032	2,947,438
Suncor Energy Inc.	70,068	2,682,904
Suncor Energy Inc.	34,166	1,316,233
Total S.A.	32,602	1,734,182
		14,574,515

Integrated Telecommunication Services—0.3%
China Unicom Hong Kong Ltd.	139,815	200,002
Telefonica S.A.	68,737	1,564,413
Telefonica S.A. ADR	2,930	200,471
		1,964,886

Internet Retail—0.0%*
E-Commerce China Dangdang Inc. ADR	1,413	38,250	(a)

Internet Software & Services—0.7%
Baidu Inc. ADR	52,871	5,103,638	(a)
Tencent Holdings Ltd.	1,800	39,595
		5,143,233

Investment Banking & Brokerage—0.4%
Egyptian Financial Group-Hermes Holding	70,403	407,622
Nomura Holdings Inc.	353,672	2,245,744
		2,653,366

IT Consulting & Other Services—0.3%
Cap Gemini S.A.	25,949	1,215,980
HCL Technologies Ltd.	18,859	191,901
Infosys Technologies Ltd.	2,615	200,890
Telvent GIT S.A.	14,207	375,349
		1,984,120

Life & Health Insurance—0.9%
AIA Group Ltd.	305,103	857,577	(a)
China Life Insurance Company Ltd.	33,801	137,836
Prudential PLC	294,289	3,077,836
Sony Financial Holdings Inc.	490	1,984,650
Tong Yang Life Insurance	6,882	70,645
		6,128,544

Marine—0.2%
AP Moller—Maersk A/S	109	991,132

Multi-Line Insurance—0.3%
AXA S.A.	87,012	1,453,301
Zurich Financial Services AG	3,258	846,570
		2,299,871

Multi-Utilities—0.5%
National Grid PLC	229,217	1,984,572
Veolia Environnement S.A.	40,182	1,178,928
		3,163,500

Oil & Gas Drilling—0.1%
Noble Corp.	16,890	604,155

Oil & Gas Exploration & Production—0.1%
Afren PLC	165,928	383,443	(a)
CNOOC Ltd.	99,000	236,113
		619,556

Oil & Gas Refining & Marketing—0.0%*
Reliance Industries Ltd.	3,518	83,239
Reliance Industries Ltd. GDR	4,074	193,596	(b)
		276,835

Packaged Foods & Meats—0.9%
Feihe International Inc.	4,674	49,731	(a)
Nestle S.A.	81,266	4,773,429
Nestle S.A. ADR	4,046	237,986
Unilever N.V., CVA	36,631	1,145,017
		6,206,163

Personal Products—0.0%*
Natura Cosmeticos S.A.	4,000	114,916

Pharmaceuticals—0.8%
Aspen Pharmacare Holdings Ltd.	7,371	102,514
Bayer AG	19,047	1,413,054
Lijun International Pharmaceutical Holding Ltd.	224,665	65,605
Novartis AG	31,163	1,837,149
Novartis AG ADR	10,523	620,331
Roche Holding AG	12,622	1,855,181
		5,893,834

Real Estate Development—0.0%*
Glorious Property Holdings Ltd. (REIT)	246,783	84,127
Unitech Ltd. (REIT)	94,715	139,907
		224,034

Real Estate Operating Companies—0.0%*
Iguatemi Empresa de Shopping Centers S.A. (REIT)	4,172	104,300

Regional Banks—0.2%
The Bank of Yokohama Ltd.	229,795	1,192,820

Security & Alarm Services—0.2%
G4S PLC	57,908	237,685
G4S PLC	222,496	886,902
		1,124,587
Semiconductors—1.0%
Samsung Electronics Company Ltd.	3,850	3,219,358
Taiwan Semiconductor Manufacturing Company Ltd.	1,343,876	3,272,518
Taiwan Semiconductor Manufacturing Company Ltd. ADR	28,559	358,130
		6,850,006
Specialized Finance—0.3%
Deutsche Boerse AG	30,871	2,145,298

Steel—0.7%
Mechel ADR	10,372	303,174
Mechel ADR	3,371	32,227
POSCo.	504	216,273
Sumitomo Metal Industries Ltd.	772,010	1,903,730
Tata Steel Ltd.	8,171	124,370
ThyssenKrupp AG	28,073	1,166,937
Vale S.A. ADR	48,767	1,473,739	(a,h)
		5,220,450
Trading Companies & Distributors—0.2%
Mitsubishi Corp.	52,000	1,409,235

Wireless Telecommunication Services—0.9%
America Movil SAB de C.V. ADR	29,886	1,713,663
Mobile Telesystems OJSC ADR	57,949	1,209,396
MTN Group Ltd.	94,279	1,915,578
Vodafone Group PLC	545,704	1,416,565
		6,255,202
Total Common Stock		187,579,334
(Cost $164,625,869)

Preferred Stock—0.8%
Automobile Manufacturers—0.4%
Volkswagen AG	17,047	2,776,347

Diversified Financial Services—0.1%
Itau Unibanco Holding S.A.	18,725	448,836

Healthcare Services—0.2%
Fresenius SE	16,618	1,428,370

Integrated Oil & Gas—0.0%*
Petroleo Brasileiro S.A.	21,023	345,613

Steel—0.1%
Usinas Siderurgicas de Minas Gerais S.A.	11,702	135,066
Vale S.A.	23,711	692,761
		827,827
Wireless Telecommunication Services—0.0%*
Vivo Participacoes S.A.	3,600	115,590

Total Preferred Stock		5,942,583
(Cost $4,536,511)

Rights—0.0%*

Diversified Financial Services—0.0%*
Metropolitan Bank & Trust	15,827	7,948
(Cost $0)

Total Foreign Equity		193,529,865
(Cost $169,162,380)

		Principal Amount	Fair Value

Bonds and Notes—29.8%

U.S. Treasuries—5.5%
U.S. Treasury Bonds
3.88%	08/15/40	$10,644,200	$9,804,309	(h)
U.S. Treasury Notes
0.39%	04/30/12	981,300	989,239	(d,h)
1.25%	09/30/15	5,651,200	5,482,986	(h)
2.63%	08/15/20	22,328,000	21,167,993	(h)
3.25%	07/31/16	1,532,300	1,612,865	(h)
			39,057,392

Agency Mortgage Backed—9.1%
Federal Home Loan Mortgage Corp.
4.50%	06/01/33 - 02/01/35	27,651	28,528	(h)
5.00%	07/01/35 - 08/01/40	3,190,429	3,349,155	(h)
5.00%	07/01/35	12,493	13,297	(h,o)
5.50%	05/01/20 - 04/01/39	276,886	296,411	(h,o)
5.50%	01/01/38	401,218	435,087
6.00%	06/01/17 - 06/01/37	766,771	843,926	(h)
6.00%	04/01/17 - 05/01/34	15,146	16,669	(h,o)
6.50%	06/01/29	7,072	7,952	(h)
7.00%	08/01/23 - 08/01/36	216,443	244,959	(h)
7.00%	10/01/16 - 07/01/34	2,889	3,263	(h,o)
7.50%	12/01/30	5,361	6,150	(h,o)
7.50%	09/01/33	890	1,023	(h)
8.00%	04/01/30 - 11/01/30	1,603	1,876	(h)
9.00%	04/01/16 - 06/01/21	1,104	1,241	(h)
5.50%	TBA	305,000	325,016	(c)
Federal National Mortgage Assoc.
4.00%	05/01/19 - 10/01/40	5,301,031	5,281,480	(h)
4.50%	05/01/18 - 11/01/40	13,766,149	14,154,735	(h)
5.00%	07/01/20 - 11/01/40	4,505,475	4,743,995	(h)
5.32%	03/01/37	1,870	1,977	(i)
5.50%	03/01/14 - 01/01/39	6,306,702	6,785,948	(h)
5.53%	04/01/37	2,983	3,160	(i)
6.00%	07/01/14 - 08/01/35	2,442,359	2,691,778	(h)
6.50%	01/01/15 - 08/01/34	315,235	352,901	(h)
7.00%	10/01/16 - 12/01/33	78,158	88,111	(h)
7.50%	09/01/13 - 03/01/34	21,296	24,251	(h)
8.00%	12/01/11 - 11/01/33	9,058	10,374	(h)
8.50%	07/01/30 - 05/01/31	1,134	1,292	(h)
9.00%	04/01/16 - 12/01/22	3,343	3,696	(h)
4.50%	TBA	18,970,000	19,534,359	(c)
5.00%	TBA	1,348,000	1,418,761	(c)
5.50%	TBA	260,000	279,500	(c)
6.00%	TBA	2,150,000	2,336,781	(c)
6.50%	TBA	568,000	631,190	(c)
Government National Mortgage Assoc.
4.50%	08/15/33 - 09/15/34	81,910	85,647	(h)
5.00%	08/15/33	34,627	37,082	(h)
6.00%	04/15/30 - 09/15/36	117,724	131,516	(h)
6.50%	02/15/24 - 06/15/36	60,097	68,581	(h)
7.00%	03/15/12 - 10/15/36	50,318	56,640	(h)
8.00%	06/15/30	60	71	(h)
8.50%	10/15/17	12,137	13,655	(h)
9.00%	11/15/16 - 12/15/21	16,451	18,536	(h)
			64,330,570

Agency Collateralized Mortgage Obligations—0.6%
Collateralized Mortgage Obligation Trust (Class B)
2.75%	11/01/18	422	396	(d,f,h,o)
Fannie Mae Whole Loan
0.97%	08/25/43	738,116	22,603	(g,p)
Federal Home Loan Mortgage Corp.
0.08%	09/25/43	145,233	1,270	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC
5.00%	02/15/38	121,134	11,605	(g,p)
5.00%	05/15/38	124,097	127,243
5.50%	04/15/17	7,411	218	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 1980) (Class 1980)
7.50%	07/15/27	4,166	910	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2631) (Class DI)
5.50%	06/15/33	21,476	4,365	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2643) (Class IM)
4.50%	03/15/18	17,384	1,366	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2763) (Class JI)
5.00%	10/15/18	40,853	3,690	(g,h,p)
Federal Home Loan Mortgage Corp. REMIC (Series 2852) (Class OJ)
14.25%	09/15/34	33,804	31,782	(d,f)
Federal Home Loan Mortgage Corp. REMIC (Series 2990) (Class TS)
6.49%	05/15/35	530,502	52,268	(g,p)
Federal Home Loan Mortgage Corp. REMIC (Series 33) (Class 33D)
8.00%	04/15/20	192	208	(h)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IA)
6.15%	05/15/37	554,776	86,462	(g,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IB)
6.15%	05/15/37	554,776	86,462	(g,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IC)
6.15%	05/15/37	554,776	86,462	(g,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class ID)
6.15%	05/15/37	554,776	86,462	(g,p)
Federal Home Loan Mortgage Corp. REMIC (Series 3311) (Class IE)
6.15%	05/15/37	806,275	125,658	(g,p)
Federal Home Loan Mortgage Corp. STRIPS
8.00%	02/01/23 - 07/01/24	1,579	336	(g,h,p)
Federal Home Loan Mortgage STRIPS
4.39%	08/01/27	368	305	(d,f,h)
Federal National Mortgage Assoc. REMIC
5.00%	08/25/38	123,899	125,838
5.00%	02/25/40	90,150	16,224	(g,p)
5.24%	01/25/37	812,167	98,183	(g,p)
5.74%	07/25/38 - 12/25/40	1,743,584	243,492	(g,p)
5.79%	11/25/40	1,178,112	196,286	(g,p)
6.07%	03/25/40	1,232,827	180,480	(g,p)
6.14%	12/25/36	619,770	73,959	(g,p)

Federal National Mortgage Assoc. REMIC (Class B)
2.52%	12/25/22	563	518	(d,f,h)
Federal National Mortgage Assoc. REMIC (Class BZ)
5.50%	01/25/33	155,115	169,104
Federal National Mortgage Assoc. REMIC (Class CS)
7.44%	08/25/16	2,479	43	(g,h,p)
Federal National Mortgage Assoc. REMIC (Class VZ)
5.00%	10/25/35	99,136	96,330
Federal National Mortgage Assoc. REMIC (Series 2003)
5.00%	08/25/17	4,212	283	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class HI)
5.00%	10/25/22	18,919	1,576	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IJ)
5.00%	02/25/32	189,637	21,661	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class IO)
1.19%	12/25/42	63,371	2,709	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class KI)
4.50%	05/25/18	6,231	220	(g,h,p)
Federal National Mortgage Assoc. REMIC (Series 2003) (Class SL)
16.04%	03/25/31	17,010	19,381	(h)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IA)
6.15%	06/25/37	420,246	68,378	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IB)
6.15%	06/25/37	420,246	68,378	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IC)
6.15%	06/25/37	420,246	68,378	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class ID)
6.15%	06/25/37	420,246	68,378	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IE)
6.15%	06/25/37	420,246	68,378	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2007) (Class IF)
6.15%	06/25/37	642,019	104,462	(g,p)
Federal National Mortgage Assoc. REMIC (Series 2008) (Class ZW)
5.00%	07/25/38	97,805	98,692
Federal National Mortgage Assoc. STRIPS
6.00%	01/01/35	127,228	21,749	(g,p)
Federal National Mortgage Assoc. STRIPS (Class 2)
4.50%	08/01/35	192,378	34,878	(g,p)
5.00%	03/25/38	153,968	25,495	(g,p)
5.50%	12/01/33	41,086	8,286	(g,h,p)
7.50%	11/01/23	10,683	1,849	(g,h,p)
8.00%	08/01/23 - 07/01/24	3,496	792	(g,h,p)
8.50%	03/01/17 - 07/25/22	1,159	211	(g,h,p)
9.00%	05/25/22	572	112	(g,h,p)
Federal National Mortgage Assoc. STRIPS (Series 364) (Class 1)
4.50%	09/01/35	329,268	59,696	(g,p)
Federal National Mortgage Assoc. STRIPS (Series 378) (Class 1)
4.50%	01/01/36	246,100	44,618	(g,p)
Federal National Mortgage Assoc. STRIPS (Series 387) (Class 1)
5.00%	05/25/38	150,409	22,992	(g,p)
Government National Mortgage Assoc.
4.50%	05/20/38	174,025	25,202	(g,p)
4.50%	11/20/39	377,483	367,645
5.00%	10/20/37 - 09/20/38	958,930	141,446	(g,p)
5.74%	11/20/39	2,424,522	368,232	(g,p)
5.99%	10/16/39	852,536	116,953	(g,p)
6.24%	01/16/39	1,441,465	226,445	(g,p)

Government National Mortgage Assoc. (Class IC)
5.99%	04/16/37	389,185	67,046	(g,p)
Vendee Mortgage Trust
0.38%	04/15/40	777,976	17,038	(g,p)
Vendee Mortgage Trust (Class 2003)
0.86%	05/15/33	455,523	18,128	(g,p)
			4,090,215

Asset Backed—0.6%
Bear Stearns Asset Backed Securities Trust (Series 2003) (Class A)
4.40%	01/25/34	2,082	1,719	(d,h)
Citicorp Residential Mortgage Securities Inc. (Series 2006) (Class A5)
6.04%	09/25/36	150,000	130,310
Countrywide Asset-Backed Certificates (Class AF6)
4.74%	10/25/35	122,102	110,874
Hertz Vehicle Financing LLC
2.60%	02/25/15	600,000	605,330	(b)
4.26%	03/25/14	2,000,000	2,092,753	(b)
Mid-State Trust (Class A3)
7.54%	07/01/35	2,544	2,573	(h,o)
Popular ABS Mortgage Pass-Through Trust (Class AF4)
5.30%	11/25/35	150,000	124,989
Residential Asset Securities Corp. (Series 2002) (Class AIIB)
31.64%	07/25/32	1,580	865	(d,h)
Saxon Asset Securities Trust
5.23%	08/25/35	945,817	907,114
			3,976,527

Corporate Notes—10.0%
Abu Dhabi National Energy Co.
4.75%	09/15/14	100,000	103,621	(b)
6.25%	09/16/19	100,000	103,630	(b)
AES El Salvador Trust
6.75%	02/01/16	100,000	96,741	(b)
AES Panama S.A.
6.35%	12/21/16	102,000	109,384	(b)
Agilent Technologies Inc.
5.00%	07/15/20	233,000	236,526
5.50%	09/14/15	112,000	121,654
Air Jamaica Ltd.
9.38%	07/08/15	7,143	7,357
Akbank TAS
5.13%	07/22/15	400,000	404,000	(b)
Alcoa Inc.
6.15%	08/15/20	331,000	339,904
Allergan Inc.
3.38%	09/15/20	465,000	438,598
Alliance One International Inc.
10.00%	07/15/16	215,000	220,375
ALROSA Finance S.A.
7.75%	11/03/20	200,000	209,750	(b)
8.88%	11/17/14	100,000	111,750	(b)
Ameren Illinois Co.
9.75%	11/15/18	180,000	230,892
American International Group Inc.
5.85%	01/16/18	118,000	121,675
American Tower Corp.
4.50%	01/15/18	366,000	362,803

Amsted Industries Inc.
8.13%	03/15/18	256,000	271,680	(b)
Anadarko Petroleum Corp.
6.20%	03/15/40	554,000	540,805
6.38%	09/15/17	117,000	127,449
Anheuser-Busch InBev Worldwide Inc.
3.63%	04/15/15	353,000	364,358
5.00%	04/15/20	547,000	578,142
5.38%	11/15/14	417,000	459,431	(b)
ARAMARK Corp.
8.50%	02/01/15	310,000	323,950
Arizona Public Service Co.
6.25%	08/01/16	45,000	50,294	(h)
AT&T Inc.
6.40%	05/15/38	1,385,000	1,472,261
6.70%	11/15/13	188,000	213,600
Avis Budget Car Rental LLC
9.63%	03/15/18	124,000	133,610
Ball Corp.
5.75%	05/15/21	334,000	323,145
Banco do Brasil Cayman
8.50%	10/29/49	150,000	172,680	(b,i)
Banco do Nordeste do Brasil S.A.
3.63%	11/09/15	100,000	97,666	(b)
Banco Mercantil del Norte S.A. (Series REGS)
6.14%	10/13/16	32,000	32,880	(i)
BanColombia S.A.
6.13%	07/26/20	40,000	40,952
Bank of America Corp.
4.50%	04/01/15	925,000	940,110
5.63%	07/01/20	950,000	968,517
5.75%	12/01/17	355,000	369,422
6.50%	08/01/16	330,000	358,081
BE Aerospace Inc.
8.50%	07/01/18	305,000	333,975
Boise Paper Holdings LLC
8.00%	04/01/20	333,000	356,310
Bombardier Inc.
7.75%	03/15/20	704,000	758,560	(b)
BP Capital Markets PLC
3.13%	10/01/15	116,000	115,920
4.50%	10/01/20	116,000	115,720
Calpine Corp.
7.25%	10/15/17	265,000	265,000	(b)
Cantor Fitzgerald LP
7.88%	10/15/19	79,000	81,356	(b)
Cargill Inc.
5.20%	01/22/13	218,000	235,196	(b)
6.00%	11/27/17	91,000	102,973	(b)
CBS Corp.
5.75%	04/15/20	305,000	324,112
5.90%	10/15/40	165,000	158,941
CCO Holdings LLC
7.88%	04/30/18	529,000	547,515
8.13%	04/30/20	96,000	101,040
Centrais Eletricas Brasileiras S.A.
6.88%	07/30/19	145,000	163,850	(b)

Central American Bank for Economic Integration
5.38%	09/24/14	170,000	181,396	(b)
CFG Investment SAC
9.25%	12/19/13	100,000	104,750
Chesapeake Energy Corp.
6.63%	08/15/20	249,000	245,265
7.25%	12/15/18	322,000	333,270
Cincinnati Bell Inc.
8.25%	10/15/17	283,000	280,170
8.75%	03/15/18	184,000	172,500
Citigroup Inc.
5.00%	09/15/14	465,000	481,032
5.13%	05/05/14	759,000	805,341
5.38%	08/09/20	470,000	488,333
6.13%	11/21/17	117,000	128,219
6.38%	08/12/14	401,000	443,188
8.50%	05/22/19	184,000	228,424
Clarendon Alumina Production Ltd.
8.50%	11/16/21	105,000	105,000	(b,h)
Community Health Systems Inc.
8.88%	07/15/15	537,000	563,850	(h)
Consolidated Edison Company of New York Inc.
6.65%	04/01/19	111,000	132,298
Consolidated Edison Company of New York Inc. (Series 2008)
5.85%	04/01/18	66,000	75,825
Corp Nacional del Cobre de Chile
3.75%	11/04/20	239,000	226,461	(b)
5.63%	09/21/35	30,000	30,660	(b)
COX Communications Inc.
6.25%	06/01/18	119,000	132,907	(b)
Credit Suisse First Boston International for CJSC The EXIM of Ukraine
7.65%	09/07/11	100,000	101,375
Crown Castle International Corp.
7.13%	11/01/19	320,000	338,400
Crown Castle Towers LLC
4.88%	08/15/40	300,000	288,324	(b)
6.11%	01/15/40	149,000	155,455	(b)
CVS Caremark Corp.
3.25%	05/18/15	174,000	176,835
5.75%	06/01/17	54,000	60,083
6.13%	09/15/39	590,000	630,390
Denbury Resources Inc.
8.25%	02/15/20	151,000	163,835
Development Bank of Kazakhstan JSC
5.50%	12/20/15	200,000	201,500	(b)
DirecTV Holdings LLC
4.75%	10/01/14	279,000	297,346
5.88%	10/01/19	180,000	195,632
Dolphin Energy Ltd.
5.89%	06/15/19	276,870	296,251	(b)
Drummond Company Inc.
9.00%	10/15/14	163,000	174,003	(b)
DTEK Finance BV
9.50%	04/28/15	130,000	134,550	(b)
Dubai Electricity & Water Authority
6.38%	10/21/16	100,000	96,738	(b)
7.38%	10/21/20	100,000	93,526	(b)

El Paso Corp.
8.05%	10/15/30	153,000	155,233
Empresa Nacional del Petroleo
5.25%	08/10/20	124,000	123,966	(b)
6.25%	07/08/19	100,000	107,908	(b)
Energy Transfer Equity LP
7.50%	10/15/20	500,000	515,000
European Investment Bank
4.88%	01/17/17	710,000	791,255
Exelon Corp.
4.90%	06/15/15	224,000	238,881
Exelon Generation Company LLC
6.25%	10/01/39	413,000	415,650
Expedia Inc.
5.95%	08/15/20	268,000	269,340
Fibria Overseas Finance Ltd.
7.50%	05/04/20	119,000	124,950	(b)
First Horizon National Corp.
5.38%	12/15/15	245,000	247,308
Forest Oil Corp.
7.25%	06/15/19	340,000	345,100
FPL Group Capital Inc.
2.60%	09/01/15	466,000	456,337
France Telecom S.A.
2.13%	09/16/15	232,000	225,837
Frontier Communications Corp.
8.25%	04/15/17	224,000	245,840
Gaz Capital SA for Gazprom
9.25%	04/23/19	75,000	92,160
Georgia-Pacific LLC
5.40%	11/01/20	1,000,000	988,679	(b)
Globo Comunicacao e Participacoes S.A.
6.25%	12/31/49	100,000	105,000	(b,j)
7.25%	04/26/22	200,000	215,000	(b)
Gold Fields Orogen Holding BVI Ltd.
4.88%	10/07/20	200,000	191,327	(b)
Goldman Sachs Capital I
6.35%	02/15/34	242,000	230,590
Hanesbrands Inc.
6.38%	12/15/20	189,000	179,550	(b)
Hartford Financial Services Group Inc.
5.50%	03/30/20	296,000	300,267
HCA Inc.
9.25%	11/15/16	436,000	465,157
Health Management Associates Inc.
6.13%	04/15/16	200,000	202,000
Hess Corp.
5.60%	02/15/41	233,000	231,307
Hidili Industry International Development Ltd.
8.63%	11/04/15	100,000	99,250	(b)
Host Hotels & Resorts Inc. (REIT)
6.00%	11/01/20	840,000	827,400	(b)
Host Hotels & Resorts LP (REIT)
9.00%	05/15/17	196,000	217,560
HSBC Finance Corp.
6.68%	01/15/21	775,000	782,968	(b)
Huntington BancShares Inc.
7.00%	12/15/20	171,000	180,045

IIRSA Norte Finance Ltd.
8.75%	05/30/24	110,116	122,504	(b,h)
Ingles Markets Inc.
8.88%	05/15/17	303,000	324,210
Intelsat Subsidiary Holding Company S.A.
8.88%	01/15/15	154,000	158,235
Intergen N.V.
9.00%	06/30/17	194,000	205,640	(b,h)
International Paper Co.
7.50%	08/15/21	386,000	455,929
IPIC GMTN Ltd.
3.13%	11/15/15	250,000	244,402	(b)
5.00%	11/15/20	250,000	244,976	(b)
JP Morgan Chase Capital XXV (Series Y)
6.80%	10/01/37	238,000	245,400
JPMorgan Chase & Co.
5.13%	09/15/14	487,000	518,203
JPMorgan Chase Bank NA
5.88%	06/13/16	135,000	147,650
Korea Development Bank
3.25%	03/09/16	348,000	338,414
Korea Hydro & Nuclear Power Company Ltd.
6.25%	06/17/14	200,000	219,490	(b)
Korea National Oil Corp.
5.38%	07/30/14	200,000	213,924	(b)
Kraft Foods Inc.
4.13%	02/09/16	242,000	254,032
5.38%	02/10/20	685,000	737,244
6.50%	02/09/40	233,000	261,107
Kreditanstalt fuer Wiederaufbau
3.50%	03/10/14	1,493,000	1,588,498	(h)
4.13%	10/15/14	342,000	371,855
4.50%	07/16/18	816,000	887,621
LBI Escrow Corp.
8.00%	11/01/17	179,000	198,019	(b)
Levi Strauss & Co.
7.63%	05/15/20	440,000	454,300
Lincoln National Corp.
6.25%	02/15/20	233,000	254,152
8.75%	07/01/19	270,000	337,729
Listrindo Capital BV
9.25%	01/29/15	100,000	112,787	(b)
Lloyds TSB Bank PLC
6.50%	09/14/20	279,000	256,689	(b)
Majapahit Holding BV
7.25%	10/17/11	200,000	207,000	(b)
7.75%	10/17/16 - 01/20/20	300,000	346,250	(b)
Merrill Lynch & Company Inc.
6.05%	08/15/12	195,000	206,485
6.88%	04/25/18	233,000	254,985
MetroPCS Wireless Inc.
6.63%	11/15/20	338,000	321,945
Midamerican Energy Holdings Co.
6.13%	04/01/36	39,000	42,127	(h)
Morgan Stanley
5.50%	01/26/20	721,000	726,786
5.63%	09/23/19	301,000	306,925
6.00%	04/28/15	133,000	144,039

Morgan Stanley (Series F)
6.63%	04/01/18	455,000	493,570
Mylan Inc.
7.88%	07/15/20	224,000	241,360	(b)
NAK Naftogaz Ukraine
9.50%	09/30/14	100,000	109,000	(m)
Nalco Company
6.63%	01/15/19	106,000	108,385	(b)
National Agricultural Cooperative Federation
4.25%	01/28/16	135,000	135,357	(b)
5.00%	09/30/14	141,000	148,132	(b)
National Power Corp.
4.53%	08/23/11	128,000	130,426	(i)
NET Servicos de Comunicacao S.A.
7.50%	01/27/20	100,000	114,750
News America Inc.
6.65%	11/15/37	275,000	304,588
Nexen Inc.
6.40%	05/15/37	531,000	514,476
Nisource Finance Corp.
6.13%	03/01/22	144,000	155,154
NRG Energy Inc.
7.38%	02/01/16	295,000	302,375
Odebrecht Drilling Norbe VIII/IX Ltd.
6.35%	06/30/21	100,000	104,000	(b)
Oglethorpe Power Corp.
5.38%	11/01/40	243,000	232,689
Pacific Gas & Electric Co.
5.80%	03/01/37	125,000	132,478
6.05%	03/01/34	482,000	527,741
Pacific Rubiales Energy Corp.
8.75%	11/10/16	100,000	112,500	(b)
PacifiCorp
6.00%	01/15/39	500,000	551,487
6.25%	10/15/37	6,000	6,800
PAETEC Holding Corp.
8.88%	06/30/17	415,000	443,013
Pemex Finance Ltd.
9.03%	02/15/11	5,150	5,193	(h)
Pemex Project Funding Master Trust
6.63%	06/15/35 - 06/15/38	74,000	75,206
Petroleos Mexicanos
4.88%	03/15/15	210,000	221,025
8.00%	05/03/19	30,000	36,150
Petroleum Company of Trinidad & Tobago Ltd.
6.00%	05/08/22	95,833	96,073
Petronas Capital Ltd.
5.25%	08/12/19	100,000	107,489	(b)
Petronas Global Sukuk Ltd.
4.25%	08/12/14	100,000	104,616	(b)
Pioneer Natural Resources Co.
7.50%	01/15/20	275,000	301,957
Plains All American Pipeline LP Corp.
3.95%	09/15/15	214,000	221,121
4.25%	09/01/12	75,000	78,210
Plains Exploration & Production Co.
7.63%	06/01/18	110,000	115,775

Power Sector Assets & Liabilities Management Corp.
7.25%	05/27/19	600,000	695,707
Prudential Financial Inc.
3.63%	09/17/12	75,000	77,836
3.88%	01/14/15	655,000	675,749
6.20%	11/15/40	243,000	257,058
7.38%	06/15/19	148,000	174,498
PTTEP Australia International Finance Proprietary Ltd.
4.15%	07/19/15	600,000	597,354	(b)
Qatari Diar Finance QSC (REIT)
5.00%	07/21/20	100,000	99,525	(b)
QVC Inc.
7.50%	10/01/19	250,000	263,125	(b)
RailAmerica Inc.
9.25%	07/01/17	172,000	188,985
Republic Services Inc.
5.25%	11/15/21	146,000	153,867
5.50%	09/15/19	208,000	226,831
Reynolds Group Issuer Inc.
7.75%	10/15/16	200,000	211,500	(b)
Roche Holdings Inc.
6.00%	03/01/19	259,000	301,175	(b)
Rockies Express Pipeline LLC
5.63%	04/15/20	364,000	351,852	(b)
RR Donnelley & Sons Co.
7.63%	06/15/20	273,000	292,415
RSHB Capital SA for OJSC Russian Agricultural Bank
6.30%	05/15/17	100,000	100,500	(b)
6.97%	09/21/16	100,000	99,750	(i)
Solutia Inc.
7.88%	03/15/20	153,000	163,710
Southern Copper Corp.
5.38%	04/16/20	312,000	315,426
6.75%	04/16/40	292,000	302,365
7.50%	07/27/35	200,000	221,960
Talecris Biotherapeutics Holdings Corp.
7.75%	11/15/16	50,000	54,250
Telecom Italia Capital S.A.
6.00%	09/30/34	183,000	151,857
Telefonica Emisiones SAU
3.73%	04/27/15	166,000	164,675
Teva Pharmaceutical Finance II BV
3.00%	06/15/15	467,000	475,162
Textron Inc.
6.20%	03/15/15	430,000	469,159
The AES Corp.
8.00%	10/15/17 - 06/01/20	289,000	305,947
The Goldman Sachs Group Inc.
3.70%	08/01/15	759,000	773,354
5.38%	03/15/20	678,000	700,619
6.75%	10/01/37	116,000	118,598
The Kroger Co.
6.15%	01/15/20	228,000	258,361
The Potomac Edison Co.
5.35%	11/15/14	15,000	16,355	(h)
Ticketmaster Entertainment LLC
10.75%	08/01/16	1,000,000	1,082,500

Time Warner Cable Inc.
6.75%	07/01/18	392,000	456,946
7.50%	04/01/14	420,000	481,659
Time Warner Inc.
3.15%	07/15/15	474,000	481,593
5.88%	11/15/16	396,000	446,972
6.20%	03/15/40	269,000	285,962
Transocean Inc.
6.00%	03/15/18	71,000	74,571
6.80%	03/15/38	47,000	48,168
UnitedHealth Group Inc.
5.80%	03/15/36	177,000	179,572
UPC Germany GmbH
8.13%	12/01/17	200,000	209,000	(b)
USB Capital XIII Trust
6.63%	12/15/39	226,000	230,843
Valero Energy Corp.
6.13%	02/01/20	614,000	652,109
Verizon Communications Inc.
6.35%	04/01/19	1,196,000	1,380,368	(h)
6.40%	02/15/38	234,000	258,847
6.90%	04/15/38	114,000	132,964
VIP Finance Ireland Limited for OJSC Vimpel Communications (Class A)
8.38%	04/30/13	100,000	108,000	(b)
Virgin Media Finance PLC
8.38%	10/15/19	200,000	218,500
Vnesheconombank Via VEB Finance Ltd.
6.80%	11/22/25	100,000	99,750	(b)
VTB Capital S.A.
6.47%	03/04/15	100,000	104,120	(b)
WEA Finance LLC (REIT)
6.75%	09/02/19	723,000	805,439	(b,h)
7.50%	06/02/14	73,000	82,852	(b)
Weatherford International Limited Bermuda
6.75%	09/15/40	407,000	427,463
Williams Partners LP
5.25%	03/15/20	338,000	350,371
6.30%	04/15/40	226,000	235,240
Windstream Corp.
7.88%	11/01/17	62,000	65,177
Woodside Finance Ltd.
4.50%	11/10/14	354,000	372,080	(b)
Wyeth
5.50%	03/15/13	237,000	259,130
Wynn Las Vegas LLC
7.88%	05/01/20	583,000	623,810
Xstrata Finance Canada Ltd.
5.80%	11/15/16	150,935	165,566	(b)
			70,371,903

Non-Agency Collateralized Mortgage Obligations—3.1%
Banc of America Commercial Mortgage Inc.
5.68%	07/10/46	240,000	241,789
5.74%	02/10/51	620,000	660,413
Banc of America Commercial Mortgage Inc. (Class A4)
5.63%	07/10/46	763,000	818,660
Banc of America Commercial Mortgage Inc. (Class AJ)
5.70%	07/10/46	120,000	109,475	(i)

Banc of America Commercial Mortgage Inc. (Class C)
5.70%	04/10/49	100,000	17,568	(h,o)
Banc of America Funding Corp. (Class B1)
5.44%	03/20/36	63,183	1,162	(h,o)
Banc of America Mortgage Securities Inc. (Class B1)
4.62%	01/25/36	33,203	2,536	(h,o)
Banc of America Mortgage Securities Inc. (Class B2)
4.62%	01/25/36	33,239	150	(h,o)
Bear Stearns Commercial Mortgage Securities
5.58%	09/11/41	425,000	430,138	(i)
5.76%	09/11/38	210,000	218,256	(i)
Bear Stearns Commercial Mortgage Securities (Class AM)
5.51%	04/12/38	230,000	244,916
Bear Stearns Commercial Mortgage Securities (Class A2)
5.51%	04/12/38	331,334	332,101	(h)
Bear Stearns Commercial Mortgage Securities (Class A4)
5.47%	01/12/45	250,000	266,822
5.69%	06/11/50	1,530,000	1,621,950	(h)
Bear Stearns Commercial Mortgage Securities (Class AJ)
5.46%	03/11/39	125,000	117,757	(i)
5.72%	06/11/40	140,000	102,609
Bear Stearns Commercial Mortgage Securities (Class AM)
5.92%	06/11/50	270,000	274,891	(o)
Bear Stearns Commercial Mortgage Securities (Series 2007) (Class D)
5.99%	09/11/42	30,000	13,075	(h,o)
Citigroup Commercial Mortgage Trust (Class AJ)
5.73%	03/15/49	170,000	160,107	(i)
Citigroup Commercial Mortgage Trust (Series 2006) (Class AJ)
5.48%	10/15/49	150,000	138,692
Commercial Mortgage Pass Through Certificates (Class AJ)
5.79%	06/10/46	240,000	231,697
Commercial Mortgage Pass Through Certificates (Class AM)
5.79%	06/10/46	1,260,000	1,311,525
Countrywide Commercial Mortgage Trust (Class AJ)
5.49%	07/12/46	500,000	456,325	(i)
5.91%	06/12/46	260,000	246,528	(i)
Countrywide Commercial Mortgage Trust (Class AM)
5.46%	07/12/46	250,000	252,323	(i)
Credit Suisse First Boston Mortgage Securities Corp. (Class CB1)
5.33%	10/25/35	28,757	1,461	(h,o)
Credit Suisse Mortgage Capital Certificates (Class C)
5.54%	02/15/39	525,000	382,812
Credit Suisse Mortgage Capital Certificates (Class CB1)
5.64%	02/25/36	23,526	1,820	(h,o)
Extended Stay America Trust
5.50%	11/05/27	490,000	482,415	(b)
Greenwich Capital Commercial Funding Corp.
5.88%	07/10/38	540,000	589,139	(i)
Greenwich Capital Commercial Funding Corp. (Class AM)
5.88%	07/10/38	420,000	432,558	(i)
Indymac INDA Mortgage Loan Trust (Class B1)
4.50%	01/25/36	134,657	3,095	(h,o)
Indymac INDA Mortgage Loan Trust (Class B2)
4.50%	01/25/36	20,579	19	(h,o)
JP Morgan Alternative Loan Trust (Class 1A2)
2.12%	10/25/36	13,235	13,218	(d,h)

JP Morgan Chase Commercial Mortgage Securities Corp.
4.07%	11/15/43	160,000	152,146	(b)
5.87%	04/15/45	210,000	217,770
JP Morgan Chase Commercial Mortgage Securities Corp. (Class A4)
5.34%	08/12/37	510,000	549,086
5.44%	06/12/47	400,000	419,172
5.79%	02/12/51	1,090,000	1,160,987	(h)
JP Morgan Chase Commercial Mortgage Securities Corp. (Class AM)
5.44%	05/15/45	540,000	547,488
5.90%	02/12/51	290,000	291,533
JP Morgan Chase Commercial Mortgage Securities Corp. (Class B)
5.52%	04/15/43	170,000	143,272
JP Morgan Chase Commercial Mortgage Securities Corp. (Class F)
6.19%	02/12/51	50,000	12,489	(o)
LB-UBS Commercial Mortgage Trust ( Class A2)
6.15%	04/15/41	610,000	661,195	(i)
LB-UBS Commercial Mortgage Trust (Class A4)
4.95%	09/15/30	130,000	138,659
5.16%	02/15/31	210,000	224,317
5.66%	03/15/39	1,186,000	1,274,470	(h,i)
LB-UBS Commercial Mortgage Trust (Class AJ)
6.15%	04/15/41	70,000	57,788	(i)
LB-UBS Commercial Mortgage Trust (Series 2004) (Class X)
25.77%	12/15/39	322,640	4,033	(d,h,o)
Merrill Lynch Mortgage Trust (Class AJ)
5.66%	05/12/39	125,000	114,553	(i)
Merrill Lynch Mortgage Trust (Series 2006) (Class B)
5.66%	05/12/39	165,000	93,930
Morgan Stanley Capital I
5.16%	10/12/52	80,000	85,311	(i)
5.19%	11/14/42	120,000	129,182	(i)
5.73%	10/15/42	189,000	148,110
Morgan Stanley Capital I (Class A31)
5.44%	02/12/44	1,000,000	1,035,032	(h)
Morgan Stanley Capital I (Class A4)
5.33%	11/12/41	110,000	116,481
5.81%	08/12/41	90,000	98,820	(i)
5.81%	12/12/49	1,321,550	1,412,113
Morgan Stanley Capital I (Class AJ)
5.57%	11/12/49	240,000	224,927	(i)
5.73%	10/15/42	125,000	119,580	(i)
Morgan Stanley Capital I (Class AM)
6.11%	12/12/49	210,000	216,012	(i)
6.28%	01/11/43	230,000	236,192
Morgan Stanley Capital I (Class B)
5.73%	10/15/42	110,000	98,847
Morgan Stanley Capital I (Series 2006) (Class AM)
5.44%	03/12/44	350,000	361,958	(i)
OBP Depositor LLC Trust
4.65%	07/15/45	150,000	153,054	(b)
Puma Finance Ltd. (Class A)
5.28%	10/11/34	4,194	4,178	(d,h)
Structured Asset Securities Corp.(Series 1996) (Class X1)
3.00%	02/25/28	12,683	1	(d,o)
Vornado DP LLC
6.36%	09/13/28	90,000	89,597	(b)
Wachovia Bank Commercial Mortgage Trust
6.02%	06/15/45	170,000	83,360

Wachovia Bank Commercial Mortgage Trust (Class AJ)
5.52%	01/15/45	200,000	196,688	(i)
5.74%	05/15/43	230,000	219,052	(i)
Wachovia Bank Commercial Mortgage Trust (Class AM)
5.47%	01/15/45	210,000	214,841	(i)
Wachovia Bank Commercial Mortgage Trust (Series 2006) (Class AJ)
5.99%	06/15/45	70,000	61,580	(i)
WAMU Commercial Mortgage Securities Trust (Series 2005) (Class AJ)
5.19%	05/25/36	210,000	211,723	(b)
Wells Fargo Mortgage Backed Securities Trust (Class B1)
5.50%	01/25/36 - 03/25/36	261,832	25,466	(h,o)
Wells Fargo Mortgage Backed Securities Trust (Class B2)
5.50%	03/25/36	93,598	1	(h,o)
			21,782,996

Sovereign Bonds—0.7%
Government of 1Malaysia Sukuk Global Berhad
3.93%	06/04/15	100,000	103,803	(b)
Government of Argentina
2.50%	12/31/38	53,160	23,789	(j)
5.00%	08/03/12	212,900	50,777	(d,i)
7.00%	10/03/15	76,112	73,258
8.28%	12/31/33	54,641	50,680
Government of Belize
6.00%	02/20/29	105,300	92,664	(j)
Government of Bermuda
5.60%	07/20/20	300,000	311,971	(b)
Government of Brazil
5.63%	01/07/41	100,000	99,250
6.00%	02/20/29	42,400	37,312	(b,j)
8.00%	01/15/18	102,501	119,926	(h)
8.25%	01/20/34	61,000	81,283
Government of Brazilian
4.88%	01/22/21	318,000	324,360
Government of Colombia
6.13%	01/18/41	300,000	307,500
7.38%	09/18/37	100,000	118,500
Government of Costa Rica
10.00%	08/01/20	117,000	160,290	(b)
Government of El Salvador
7.65%	06/15/35	70,000	74,025	(b)
Government of Grenada
2.50%	09/15/25	81,700	44,118	(b,j)
Government of Hungary
4.75%	02/03/15	300,000	293,246
Government of Lebanon
6.38%	03/09/20	102,000	106,339
Government of Panama
6.70%	01/26/36	40,000	44,600
Government of Peruvian
6.55%	03/14/37	47,000	51,465
7.35%	07/21/25	100,000	121,650
Government of Philippine
6.38%	10/23/34	150,000	159,000
Government of Poland
6.38%	07/15/19	16,000	17,923
Government of Qatar
5.25%	01/20/20	200,000	211,000	(b)

Government of South Africa
5.50%	03/09/20	100,000	106,375
Government of Turkey
5.63%	03/30/21	100,000	104,000
6.75%	05/30/40	500,000	545,000
Government of Ukraine
6.88%	03/04/11	100,000	100,375	(b)
Government of Uruguay
6.88%	09/28/25	48,647	55,458
Government of Venezuela
1.29%	04/20/11	31,000	30,070	(i)
10.75%	09/19/13	187,000	179,987
Government of Vietnam
1.30%	03/12/16	19,609	17,376	(i)
Korea Expressway Corp.
4.50%	03/23/15	100,000	102,812	(b)
Korea National Oil Corp.
2.88%	11/09/15	289,000	277,500	(b)
Lebanese Republic
5.15%	11/12/18	43,000	42,451
Province of Manitoba Canada
4.90%	12/06/16	75,000	83,531	(h)
Province of Quebec Canada
7.50%	09/15/29	110,000	151,047
Republic of Dominican
7.50%	05/06/21	100,000	107,750	(b)
9.50%	09/27/11	50,281	51,790
Russian Foreign Bond - Eurobond
5.00%	04/29/20	100,000	100,000	(b)
7.50%	03/31/30	98,071	113,419	(j)
United Mexican States
5.13%	01/15/20	46,000	47,955
			5,295,625

Municipal Bonds and Notes—0.2%
American Municipal Power-Ohio Inc.
8.08%	02/15/50	170,000	180,982
Municipal Electric Authority of Georgia
6.64%	04/01/57	443,000	433,033
New Jersey State Turnpike Authority
7.10%	01/01/41	120,000	130,060
7.41%	01/01/40	305,000	334,768
New Jersey Transportation Trust Fund Authority
6.88%	12/15/39	65,000	63,145
South Carolina State Public Service Authority
6.45%	01/01/50	120,000	123,205
			1,265,193

Total Bonds and Notes			210,170,421
(Cost $207,587,691)
		Number of Shares
Exchange Traded Funds—1.5%
Financial Select Sector SPDR Fund		38,540	614,712	(n)
Industrial Select Sector SPDR Fund		72,230	2,520,827	(n)
iShares MSCI Emerging Markets Index Fund		5,763	274,434
Vanguard REIT ETF		129,693	7,181,101

Total Exchange Traded Funds			10,591,074
(Cost $10,247,328)

Other Investments—0.1%
GEI Investment Fund	879,498	(k)
(Cost $925,787)

Total Investments in Securities	658,773,878
(Cost $593,384,310)

Short-Term Investments—9.6%
GE Money Market Fund Institutional Class
0.00%	67,958,750	(d,k)
(Cost $67,958,750)

Total Investments	726,732,628
(Cost $661,343,060)

Liabilities in Excess of Other Assets, net—(2.9)%	(20,187,711)

NET ASSETS—100.0%	$706,544,917

Other Information

The Fund had the following long future contract open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
DJ Euro Stoxx 50 Index Futures	March 2011	11	$412,312	$(6,554)
FTSE 100 Index Futures	March 2011	4	369,055	3,238
Russell 2000 Mini Index Futures	March 2011	211	16,506,530	252,257
S&P 500 Emini Index Futures	March 2011	20	1,253,000	13,533
S&P Midcap 400 Emini Index Futures	March 2011	22	1,991,660	21,004
Topix Index Futures	March 2011	2	220,948	4,347
2 Yr. U.S. Treasury Notes Futures	March 2011	99	21,671,719	(29,053)
5 Yr. U.S. Treasury Notes Futures	March 2011	17	2,001,219	(30,328)

The Fund had the following short future contract open at December 31, 2010 (unaudited):

Description	Expiration Date	Number of Contracts	Current Notional Value	Unrealized Appreciation/ (Depreciation)
Ultra long U.S. Treasury Bond Futures	March 2011	59	$(7,498,531)	$(26,561)
10 Yr. U.S. Treasury Notes Futures	March 2011	261	(31,434,188)	376,571

				$578,454

The Fund was invested in the following Countries at December 31, 2010 (unaudited):

Country	Percentage (based on Fair Value)
United States	70.00%
United Kingdom	4.81%
Germany	3.60%
Japan	3.20%
France	2.57%
Switzerland	2.04%
Canada	2.03%
China	1.56%
Brazil	1.42%
Taiwan	0.90%
South Korea	0.85%
Netherlands	0.68%

Country	Percentage (based on Fair Value)
Australia	0.68%
Spain	0.62%
India	0.51%
Russian Federation	0.49%
Hong Kong	0.43%
South Africa	0.37%
Mexico	0.34%
Italy	0.31%
Sweden	0.22%
Turkey	0.20%
Philippines	0.19%
Chile	0.18%
United Arab Emirates	0.16%
Peru	0.16%
Indonesia	0.15%
Thailand	0.14%
Denmark	0.14%
Supranationals	0.13%
Ireland	0.13%
Colombia	0.08%
Malaysia	0.07%
Israel	0.07%
Bermuda	0.06%
Ukraine	0.06%
Egypt	0.06%
Qatar	0.04%
Kazakhstan	0.05%
Hungary	0.04%
Czech Republic	0.03%
Bolivarian Republic of Venezuela	0.03%
Argentina	0.03%
El Salvador	0.02%
Costa Rica	0.02%
Dominican Republic	0.02%
Panama	0.02%
Lebanon	0.02%
Belize	0.02%
Jamaica	0.02%
Trinidad And Tobago	0.01%
Uruguay	0.01%
Grenada	0.01%

100.00%

The Fund’s % share of investment in the various categories, based on Fair Value, is as follows at December 31, 2010 (unaudited):

Industry	Domestic	Foreign	Total
Diversified Financial Services	0.93%	2.96%	3.89%
Integrated Oil & Gas	0.94%	2.04%	2.98%
Semiconductors	1.05%	0.94%	1.99%
Communications Equipment	1.31%	0.56%	1.87%
Wireless Telecommunication Services	0.84%	0.88%	1.72%
Pharmaceuticals	0.79%	0.81%	1.60%
Systems Software	1.56%	0.00%	1.56%
Asset Management & Custody Banks	1.49%	0.02%	1.51%
Fertilizers & Agricultural Chemicals	0.49%	1.02%	1.51%
Automobile Manufacturers	0.14%	1.33%	1.47%

Exchange Traded Fund	1.46%	0.00%	1.46%
Steel	0.62%	0.83%	1.45%
Diversified Metals & Mining	0.10%	1.34%	1.44%
Life & Health Insurance	0.60%	0.84%	1.44%
Internet Software & Services	0.67%	0.71%	1.38%
Biotechnology	1.36%	0.00%	1.36%
Packaged Foods & Meats	0.46%	0.84%	1.30%
Aerospace & Defense	0.70%	0.54%	1.24%
Oil & Gas Equipment & Services	1.23%	0.00%	1.23%
Industrial Conglomerates	0.02%	1.19%	1.21%
Household Products	0.49%	0.58%	1.07%
Industrial Gases	0.47%	0.57%	1.04%
Healthcare Services	0.80%	0.23%	1.03%
Specialized Finance	0.72%	0.30%	1.02%
Investment Banking & Brokerage	0.63%	0.37%	1.00%
Oil & Gas Exploration & Production	0.86%	0.09%	0.95%
Healthcare Equipment	0.94%	0.00%	0.94%
Life Sciences Tools & Services	0.83%	0.00%	0.83%
Soft Drinks	0.79%	0.00%	0.79%
Data Processing & Outsourced Services	0.78%	0.00%	0.78%
Electric Utilities	0.64%	0.07%	0.71%
Electrical Components & Equipment	0.27%	0.41%	0.68%
Integrated Telecommunication Services	0.41%	0.27%	0.68%
IT Consulting & Other Services	0.39%	0.27%	0.66%
Computer Hardware	0.65%	0.00%	0.65%
Industrial Machinery	0.26%	0.37%	0.63%
Multi-Utilities	0.19%	0.44%	0.63%
Application Software	0.25%	0.36%	0.61%
Multi-Line Insurance	0.22%	0.32%	0.54%
Movies & Entertainment	0.53%	0.00%	0.53%
Home Improvement Retail	0.52%	0.00%	0.52%
Cable & Satellite	0.51%	0.00%	0.51%
Construction & Engineering	0.06%	0.45%	0.51%
Construction & Farm Machinery & Heavy Trucks	0.25%	0.23%	0.48%
Advertising	0.47%	0.00%	0.47%
Food Retail	0.00%	0.47%	0.47%
Security & Alarm Services	0.32%	0.15%	0.47%
General Merchandise Stores	0.44%	0.00%	0.44%
Apparel, Accessories & Luxury Goods	0.19%	0.20%	0.39%
Electronic Components	0.07%	0.31%	0.38%
Healthcare Supplies	0.00%	0.38%	0.38%
Hypermarkets & Super Centers	0.03%	0.33%	0.36%
Coal & Consumable Fuels	0.13%	0.20%	0.33%
Real Estate Services	0.33%	0.00%	0.33%
Regional Banks	0.14%	0.16%	0.30%
Trading Companies & Distributors	0.10%	0.19%	0.29%
Property & Casualty Insurance	0.27%	0.00%	0.27%
Diversified Capital Markets	0.00%	0.25%	0.25%
Hotels, Resorts & Cruise Lines	0.22%	0.02%	0.24%
Diversified Real Estate Activities	0.00%	0.23%	0.23%
Diversified Support Services	0.08%	0.15%	0.23%
Oil & Gas Storage & Transportation	0.22%	0.00%	0.22%
Homefurnishing Retail	0.19%	0.00%	0.19%
Apparel Retail	0.10%	0.08%	0.18%
Railroads	0.18%	0.00%	0.18%
Agricultural Products	0.09%	0.08%	0.17%
Thrifts & Mortgage Finance	0.16%	0.00%	0.16%
Broadcasting	0.10%	0.05%	0.15%

Home Entertainment Software	0.15%	0.00%	0.15%
Research & Consulting Services	0.15%	0.00%	0.15%
Building Products	0.00%	0.14%	0.14%
Casinos & Gaming	0.13%	0.01%	0.14%
Computer Storage & Peripherals	0.14%	0.00%	0.14%
Gold	0.00%	0.14%	0.14%
Marine	0.00%	0.14%	0.14%
Office REITs	0.14%	0.00%	0.14%
Air Freight & Logistics	0.13%	0.00%	0.13%
Construction Materials	0.00%	0.13%	0.13%
Human Resource & Employment Services	0.00%	0.13%	0.13%
Distillers & Vintners	0.00%	0.12%	0.12%
Healthcare Technology	0.11%	0.00%	0.11%
Semiconductor Equipment	0.10%	0.00%	0.10%
Consumer Finance	0.09%	0.00%	0.09%
Oil & Gas Drilling	0.00%	0.08%	0.08%
Reinsurance	0.08%	0.00%	0.08%
Restaurants	0.08%	0.00%	0.08%
Independent Power Producers & Energy Traders	0.06%	0.01%	0.07%
Personal Products	0.05%	0.02%	0.07%
Healthcare Distributors	0.05%	0.01%	0.06%
Specialized REITs	0.06%	0.00%	0.06%
Tobacco	0.06%	0.00%	0.06%
Department Stores	0.05%	0.00%	0.05%
Electronic Manufacturing Services	0.00%	0.05%	0.05%
Environmental & Facilities Services	0.05%	0.00%	0.05%
Food Distributors	0.03%	0.02%	0.05%
Homebuilding	0.05%	0.00%	0.05%
Brewers	0.02%	0.02%	0.04%
Drug Retail	0.04%	0.00%	0.04%
Oil & Gas Refining & Marketing	0.00%	0.04%	0.04%
Distributors	0.03%	0.00%	0.03%
Diversified Chemicals	0.03%	0.00%	0.03%
Electronic Equipment & Instruments	0.00%	0.03%	0.03%
Real Estate Development	0.00%	0.03%	0.03%
Specialty Chemicals	0.03%	0.00%	0.03%
Education Services	0.00%	0.02%	0.02%
Household Appliances	0.00%	0.02%	0.02%
Water Utilities	0.02%	0.00%	0.02%
Consumer Electronics	0.00%	0.01%	0.01%
Heavy Electrical Equipment	0.00%	0.01%	0.01%
Internet Retail	0.00%	0.01%	0.01%
Real Estate Operating Companies	0.00%	0.01%	0.01%

			61.61%

Sector	Percentage (based on Fair Value)
Corporate Notes	9.68%
Agency Mortgage Backed	8.85%
U.S. Treasuries	5.37%
Non-Agency Collateralized Mortgage Obligations	3.00%
Sovereign Bonds	0.74%
Agency Collateralized Mortgage Obligations	0.56%
Asset Backed	0.55%
Municipal Bonds and Notes	0.17%

28.92%

Short Term and Other Investments
Short-Term	9.35%
Other Investments	0.12%
9.47%

100.00%

Notes to Schedules of Investments December 31, 2010 (unaudited)

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities information regarding holdings, allocations and other characteristics are presented as of a particular date to illustrate examples of securities that the funds have bought and the diversity of areas in which the funds current or future investments and should not be construed as a recommendation to purchase or sell a particular security. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments

(a)	Non-income producing security.

(b)	Pursuant to Rule 144A of the Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2010, these securities amounted to $22,526,965, $41,577,257 and 1,349,950 or 3.19%, 9.99% and 6.84% of the net assets of the GE Institutional Strategic Investment Fund, GE Institutional Income Fund and GE Institutional Money Market respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(c)	Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.

(d)	Coupon amount represents effective yield.

(e)	State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(f)	Principal only security. These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(g)	Interest only security. These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(h)	At December 31, 2010, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA’s.

(i)	Variable or floating rate security. The stated rate represents the rate at December 31, 2010.

(j)	Step coupon bond. Security becomes interest bearing at a future date.

(k)	GE Asset Management, the investment adviser of the Fund, also serves as investment adviser of the GEI Investment Fund and the GE funds—GE money market funds.

(l)	General Electric Co. is the parent company of GE Asset Management Incorporated, the Fund’s investment advisor.

(m)	Securities at default.

(n)	Sponsored by SSgA Funds Management, Inc., an affiliate of State Street Bank & Trust Co., the Fund’s custodian and accounting agent.

(o)	Illiquid Securities. At December 31, 2010, these securities amounted to $696,526 and $2,012,086 or 0.10% and 0.48% of net assets for the GE Institutional Strategic Investment Fund and GE Institutional Income Fund respectively. These securities have been determined to be illiquid using procedures established by the Board of Trustees.

(p)	Coupon amount represents the coupon of the underlying mortgage securities on which monthly interest payments are based.

*	Less than 0.05%
**	Amount is less than $ 0.50.
†	Percentages are based on net assets as of December 31, 2010.

Abbreviations:

ADR	American Depository Receipt

GDR	Global Depository Receipt

NVDR	Non-Voting Depository Receipt

Regd.	Registered

REIT	Real Estate Investment Trust

REMIC	Real Estate Mortgage Investment Conduit

SPDR	Standard and Poor’s Depository Receipt

STRIPS	Separate Trading of Registered Interest and Principal of Security

TBA	To be announced

Income Taxes Disclosure

As December 31, 2010, information on the tax cost of investments is as follows:

	Cost of Investment for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Appreciation / (Depreciation) on Investments
GE INSTITUTIONAL FUNDS—INTERNATIONAL EQUITY FUND	2,585,886,395	440,436,575	(143,122,741)	297,313,834
GE INSTITUTIONAL FUNDS—PREMIER GROWTH EQUITY FUND	238,133,126	42,573,957	(12,557,088)	30,016,869
GE INSTITUTIONAL FUNDS—CORE VALUE EQUITY FUND	146,032,912	25,900,295	(2,130,110)	23,770,184
GE INSTITUTIONAL FUNDS—U.S. EQUITY FUND	401,749,852	72,575,206	(16,766,404)	55,808,802
GE INSTITUTIONAL FUNDS—S&P 500 INDEX FUND	71,180,253	6,622,321	(6,587,080)	35,241
GE INSTITUTIONAL FUNDS—STRATEGIC INVESTMENT FUND	671,041,887	77,092,243	(21,354,092)	55,738,150
GE INSTITUTIONAL FUNDS—INCOME FUND	438,362,346	12,851,486	(8,485,675)	4,365,812
GE INSTITUTIONAL FUNDS—MONEY MARKET FUND	19,717,201	—	—	—
GE INSTITUTIONAL FUNDS—SMALL CAP EQUITY FUND	744,477,627	166,839,543	(27,429,264)	139,410,278

Security Valuation and Transactions

A Fund's portfolio securities are valued generally on the basis of market quotations. Equity securities generally are valued at the last reported sales price on the primary market in which they are traded. Portfolio securities listed on NASDAQ are valued using the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Level 1 securities primarily include publicly-traded equity securities. If no sales occurred on the exchange or NASDAQ that day, the portfolio security generally is valued using the last reported bid price. In those circumstances the Fund classifies the investment securities in Level 2.

Debt securities (other than short-term securities described below) generally are valued at an evaluated bid as reported by an independent pricing service. Values obtained from pricing services are based on various factors such as market transactions, dealer supplied valuations, security characteristics and other market data. These securities are included in Level 2. In the absence of a reliable price from such a pricing service, debt securities may be valued based on dealer supplied valuations or quotations and would be classified in Level 3. A Fund's written or purchased options are valued at the last sales price, or if no sales occurred that day, at the last reported bid price and are included in Level 2. Short-term investments of sufficient quality with remaining maturities of sixty days or less at the time of purchase are valued on the basis of amortized costs, which approximates market value and these are also included in Level 2.

All assets and liabilities of the Funds initially expressed in foreign currency values will be converted into U.S. dollars at the WM/Reuter exchange rate computed at 11:00 a.m., Eastern time.

If prices are not readily available for a portfolio security, or if it is believed that a price for a portfolio security does not represent its fair value, the security may be valued using procedures approved by the Funds' Board of Trustees that are designed to establish its "fair" value. These securities would be classified in Level 3.

Foreign securities may be valued with the assistance of an independent fair value pricing service in circumstances where it is believed that they have been or would be materially affected by events occurring after the close of the portfolio security's primary market and before the close of regular trading on the NYSE. In those circumstances the Fund classifies the investment securities in Level 2. This independent fair value pricing service uses a computerized system to appraise affected securities and portfolios taking into consideration various factors and the fair value of such securities may be something other than the last available quotation or other market price.

GEAM may also separately monitor portfolio securities and, consistent with the Funds' fair value procedures, apply a different value to a portfolio security than would be applied had it been priced using market quotations or by an independent fair value pricing service. In those circumstances the Fund classifies the investment securities in Level 3.

Determining the fair value of securities involves the application of both subjective and objective considerations. Security values may differ depending on the methodology used to determine their values, and may differ from the last quoted sale or closing price. No assurance can be given that use of these fair value procedures will always better represent the price at which a Fund could sell the affected portfolio security.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Fair Value Disclosure

The Funds adopted ASC 820, Fair Valuation Measurements and Disclosures effective October 2008, for all financial instruments accounted for at fair value.

For financial assets and liabilities, fair value is the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.

Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. Preference is given to observable inputs. These two types of inputs create the following fair value hierarchy:

Level 1—Quoted prices for identical investments in active markets.

Level 2—Quoted prices for similar investments in active markets; quoted prices for identical or similar investments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

Level 3—Significant inputs to the valuation model are unobservable.

Other financial instruments are derivative instruments that are not reflected in Total Investments, such as futures, forwards, swaps, and written options contracts, which are valued based on the unrealized appreciation/depreciation of the instrument.

The following table presents each Fund's investments measured at fair value on a recurring basis at December 31, 2010:

Fund	Investments	Level 1	Level 2	Level 3	Total
U.S. Equity Fund	Investments in Securities
	Common Stock	$441,999,780	$—	$—	$441,999,780
	Exchanged Traded Funds	7,370,244	—	—	7,370,244
	Other Investments	—	74,417	—	74,417
	Short-Term Investments	8,059,862	—	—	8,059,862

	Total Investments in Securities	$457,429,886	$74,417	$—	$457,504,303

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$47,237	$—	$—	$47,237

S&P 500 Index Fund	Investments in Securities
	Common Stock	$69,654,415	$—	$—	$69,654,415
	Other Investments	—	27,828	—	27,828
	Short-Term Investments	1,446,113	118,998	—	1,565,111

	Total Investments in Securities	$71,100,528	$146,826	$—	$71,247,354

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$30,060	$—	$—	$30,060

Core Value Equity Fund	Investments in Securities
	Common Stock	$164,216,671	$—	$—	$164,216,671
	Exchanged Traded Funds	2,738,982	—	—	2,738,982
	Other Investments	—	19,980	—	19,980
	Short-Term Investments	2,827,464	—	—	2,827,464

	Total Investments in Securities	$169,783,117	$19,980	$—	$169,803,097

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$13,741	$—	$—	$13,741

Fund	Investments	Level 1	Level 2	Level 3	Total
Premier Growth Equity Fund	Investments in Securities
	Common Stock	$262,678,702	$—	$—	$262,678,702
	Other Investments	—	143,302	—	143,302
	Short-Term Investments	5,327,990	—	—	5,327,990

	Total Investments in Securities	$268,006,692	$143,302	$—	$268,149,994

	Other Financial Instruments
	Futures Contracts — Unrealized Depreciation	$(22,355)	$—	$—	$(22,355)

Small-Cap Equity Fund	Investments in Securities
	Common Stock	$811,274,011	$—	$—	$811,274,011
	Other Investments	—	74,686	—	74,686
	Short-Term Investments	72,539,209	—	—	72,539,209

	Total Investments in Securities	$883,813,220	$74,686	$—	$883,887,906

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$448,668	$—	$—	$448,668

International Equity Fund	Investments in Securities
	Common Stock	$2,704,287,582	$—	$—	$2,704,287,582
	Preferred Stock	72,842,577	—	—	72,842,577
	Other Investments	—	208,868	—	208,868
	Short-Term Investments	105,137,319	—	—	105,137,319

	Total Investments in Securities	$2,882,267,478	$208,868	$—	$2,882,476,346

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$472,823	—	—	$472,823
	Futures Contracts — Unrealized Depreciation	(443,286)	—	—	(443,286)

	Total Other Financial Instruments	$29,537	$—	$—	$29,537

Fund	Investments	Level 1	Level 2	Level 3	Total
Strategic Investment Fund	Investments in Securities
	Domestic Equity	$243,603,020	$—	$—	$243,603,020
	Foreign Equity	187,579,334	—	—	187,579,334
	U.S. Treasuries	—	39,057,392	—	39,057,392
	Agency Mortgage Backed	—	64,330,570	—	64,330,570
	Agency CMOs	—	3,927,432	162,783	4,090,215
	Asset Backed	—	3,976,527	—	3,976,527
	Corporate Notes	—	70,371,903	—	70,371,903
	Non-Agency CMOs	—	21,782,827	169	21,782,996
	Sovereign Bonds	—	5,295,625	—	5,295,625
	Municipal Notes and Bonds	—	1,265,193	—	1,265,193
	Exchange Traded Funds	10,591,074	—	—	10,591,074
	Preferred Stock	5,942,583	—	—	5,942,583
	Rights	—	7,948	—	7,948
	Other Investments	—	879,498	—	879,498
	Short-Term Investments	67,958,750	—	—	67,958,750

	Total Investments in Securities	$515,674,761	$210,894,915	$162,952	$726,732,628

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$670,950	$—	$—	$670,950
	Futures Contracts — Unrealized Depreciation	(92,496)	—	—	(92,496)

	Total Other Financial Instruments	$578,454	$—	$—	$578,454

Income Fund	Investments in Securities
	U.S. Treasuries	$—	$75,509,727	$—	$75,509,727
	Agency Mortgage Backed	—	118,105,477	—	118,105,477
	Agency CMOs	—	8,686,969	542,643	9,229,612
	Asset Backed	—	5,846,136	—	5,846,136
	Corporate Notes	—	133,137,292	—	133,137,292
	Non-Agency CMOs	—	42,583,353	225	42,583,578
	Sovereign Bonds	—	11,122,804	—	11,122,804
	Municipal Notes and Bonds	—	3,010,510	—	3,010,510
	Preferred Stock	—	—	—	—
	Other Investments	—	1,011,000	—	1,011,000
	Short-Term Investments	43,172,022	—	—	43,172,022

	Total Investments in Securities	$43,172,022	$399,013,268	$542,868	$442,728,158

	Other Financial Instruments
	Futures Contracts — Unrealized Appreciation	$483,906	$—	$—	$483,906
	Futures Contracts — Unrealized Depreciation	(172,364)	—	—	(172,364)

	Total Other Financial Instruments	$311,542	$—	$—	$311,542

Fund	Investments	Level 1	Level 2	Level 3	Total
Money Market Fund	Short-Term Investments
	U.S. Treasury	$—	$1,351,826	$—	$1,351,826
	U.S. Government Agency and Related	—	2,601,235	—	2,601,235
	Foreign Agency	—	200,663	—	200,663
	Commercial Paper	—	3,648,518	—	3,648,518
	Repurchase Agreements	—	3,660,000	—	3,660,000
	Certificates of Deposit	—	7,500,023	—	7,500,023
	Corporate Notes	—	350,238	—	350,238
	Supranational	—	250,000	—	250,000
	Time Deposit	—	154,698	—	154,698

	Total Short-Term Investments	$—	$19,717,201	$—	$19,717,201

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended December 31, 2010, within Strategic Investment Fund

	Agency CMOs	Non-Agency CMOs	Total
Balance at 09/30/10	$151,414	$5,297	$156,711
Accrued discounts/premiums	(7,633)	—	(7,633)
Realized gain (loss)	(16,272)	(51,545)	(67,817)
Change in unrealized gain (loss)	35,274	51,004	86,278
Net purchases (sales)	—	(114)	(114)
Net transfers in and out of Level 3	—	(4,473)	(4,473)

Balance at 12/31/10	$162,783	$169	$162,952

Change in unrealized gain (loss) relating securities still held at 12/31/10	$35,274	$51,004	$86,278

The following table presents the changes in Level 3 investments measured on a recurring basis for the period ended December 31, 2010: within Income Fund

	Agency CMOs	Asset Backed	Non-Agency CMOs	Total
Balance at 09/30/10	$515,123	$113,943	$130,991	$760,057
Accrued discounts/premiums	(165,326)	—	—	(165,326)
Realized gain (loss)	94,383	—	(48,513)	45,870
Change in unrealized gain (loss)	98,463	—	47,962	146,425
Net purchases (sales)	—	—	(130)	(130)
Net transfers in and out of Level 3	—	(113,943)	(130,085)	(244,028)

Balance at 12/31/10	$542,643	$—	$225	$542,868

Change in unrealized gain (loss) relating to securities still held at 12/31/10	$98,463	$—	$47,962	$146,425

Transfers in and out of Level 3 are considered to occur at the beginning of the period.

Derivatives Disclosure

The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against changes in the value of equities, interest rates or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the Fund. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. With futures contracts, there is minimal counterparty credit risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all traded futures, guarantees the futures against default.

Shown below are the derivative contracts entered into by the Fund, summarized by primary risk exposure.

	Asset Derivatives December 31, 2010			Liability Derivatives December 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815	Location in the Statements of Assets and Liabilities	Fair Value ($)		Location in the Statements of Assets and Liabilities	Fair Value ($)
U.S. Equity Fund
Equity Contracts	Receivables, Net Assets—	47,237	*	Liabilities, Net Assets—	—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
S&P 500 Index Fund
Equity Contracts	Receivables, Net Assets—	30,060	*	Liabilities, Net Assets—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Core Value Equity Fund
Equity Contracts	Receivables, Net Assets—	13,741	*	Liabilities, Net Assets—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Premier Growth Equity Fund
Equity Contracts	Receivables, Net Assets—	—		Liabilities, Net Assets—	(22,355	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Small-Cap Equity Fund
Equity Contracts	Receivables, Net Assets—	448,668	*	Liabilities, Net Assets—
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
International Equity Fund
Equity Contracts	Receivables, Net Assets—	472,823	*	Liabilities, Net Assets—	(443,286	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Strategic Investment Fund
Equity Contracts	Receivables, Net Assets—	294,379	*	Liabilities, Net Assets—	(6,554	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Interest Rate Contracts	Receivables, Net Assets—	376,571	*	Liabilities, Net Assets—	(85,942	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures
Income Fund
Interest Rate Contracts	Receivables, Net Assets—	483,906	*	Liabilities, Net Assets—	(172,364	) *
	Net Unrealized Appreciation/			Net Unrealized Appreciation/
	(Depreciation) on Futures			(Depreciation) on Futures

*	Includes cumulative unrealized appreciation/(depreciation) of futures contracts as reported in the Schedule of Investments and within the components of the net assets section of the Statement of Assets and Liabilities. Only the current day’s variation margin is reported within the receivables and/or payables of the Statement of Assets and Liabilities.

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant’s disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.

(b) There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GE Institutional Funds

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds

Date: February 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/S/ MICHAEL J. COSGROVE
Michael J. Cosgrove
Chairman, GE Institutional Funds

Date: February 18, 2011

By:	/S/ EUNICE TSANG
EUNICE TSANG
Treasurer, GE Institutional Funds

Date: February 18, 2011